As filed with the Securities and Exchange Commission on December 3, 2010
Registration No.     333-98283
811-21176

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
MERRILL LYNCH IRA ANNUITY®
FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 4
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 16
ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT D
(Exact Name of Registrant)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (914) 627-3123
Darin D. Smith, Esq.
Transamerica Advisors Life Insurance Company of New York
4333 Edgewood Road, N.E.
Cedar Rapids, IA 52499-4240
(Name and Address of Agent for Service)
Copy to:
Mary Thornton Payne, Esq.
Sutherland Asbill and Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
Title of Securities Being Registered: Flexible Premium Variable Annuity Policies
It is proposed that this filing become effective:
☑     immediately upon filing pursuant to paragraph (b) of Rule 485
☐     on ______________ pursuant to paragraph (b) of Rule 485
☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐     on ______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Registration Statement incorporates by reference Parts A and B included in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File Nos. 333-98283/811-21176), dated May 1, 2005, that was filed with the Commission on April 28, 2005, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
This Registration also incorporated by reference the supplement dated July 1, 2005, that was filed with the Commission on June 24, 2005 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporated by reference the supplement dated April 10, 2006, that was filed with the Commission on April 6, 2006 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 29, 2006, that was filed with the Commission on September 29, 2006 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporated by reference the supplement dated October 10, 2006, that was filed with the Commission on October 10, 2006 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated August 3, 2007, that was filed with the Commission on August 3, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated August 31, 2007, that was filed with the Commission on August 31, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 24, 2007, that was filed with the Commission on September 24, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 24, 2007, that was filed with the Commission on September 24, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 26, 2007, that was filed with the Commission on September 26, 2007 pursuant to Rule 497 under the Securities Act of 1933.

This Registration also incorporates by reference the supplement dated September 28, 2007, that was filed with the Commission on September 28, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated December 28, 2007, that was filed with the Commission on January 4, 2008 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 24, 2008, that was filed with the Commission on June 24, 2008 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated May 4, 2009, that was filed with the Commission on May 4, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 12, 2009, that was filed with the Commission on June 12, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporated by reference the supplement dated November 6, 2009, that was filed with the Commission on November 6, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporated by reference the supplement dated November 12, 2009, that was filed with the Commission on November 12, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 1, 2010, that was filed with the Commission on June 1, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 14, 2010, that was filed with the Commission on June 14, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 18, 2010, that was filed with the Commission on June 18, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated July 30, 2010, that was filed with the Commission on July 30, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated October 15, 2010, that was filed with the Commission on October 15, 2010 pursuant to Rule 497 under the Securities Act of 1933.

TRANSAMERICA ADVISORS LIFE
INSURANCE COMPANY OF NEW YORK
(Formerly known as
ML Life Insurance Company of New York)
ML of New York Variable Annuity
Separate Account D
Supplement Dated December 3, 2010
to the
Prospectus For
MERRILL LYNCH IRA ANNUITY®
(Dated May 1, 2005)
This supplement describes changes to the variable annuity contracts listed above (the “Contracts”) issued by Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York). Please retain this supplement with your Prospectus for future reference.
The following addresses and phone numbers replace all references in the Prospectus:
Notice to Contract Owners
Contact us at:
Transamerica Advisors Life Insurance Company of New York
Service Center
4333 Edgewood Road, NE
Cedar Rapids, Iowa 52499-0001
800-333-6524
The following is a list of the currently available funds under the contract:
AIM Equity Funds (Invesco Equity Funds) — Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Charter Fund
Invesco Constellation Fund
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
Managed by AllianceBernstein L.P.
Allianz Funds — Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund
Allianz NFJ Small-Cap Value Fund
American Century Capital Portfolios, Inc. — Advisor Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
BlackRock Basic Value Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Bond Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Total Return Fund
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Funds II — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Index Funds, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock S&P 500 Index Fund
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
Managed by BlackRock Investments, LLC
Davis New York Venture Fund, Inc. — Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds IV — Class A Shares
Managed by Delaware Management Company
Delaware Smid Cap Growth Fund
Fidelity Advisor Funds — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Equity Growth Fund

The following is a list of the currently available funds under the contract — continued:
Invesco Van Kampen Comstock Fund — Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Van Kampen Equity and Income Fund — Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Van Kampen Mid Cap Growth Fund — Class A Shares
Managed by Invesco Advisers, Inc.
Lord Abbett Bond Debenture Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Managed by Lord, Abbett & Co. LLC
MFS Series Trust I — Class A Shares
Managed by MFS® Investment Management
MFS® Core Growth Fund
MFS® Research International Fund
MFS Series Trust IV — Class A Shares
Managed by MFS® Investment Management
MFS® Mid Cap Growth Fund
Oppenheimer Global Fund — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund
Oppenheimer Quest for Value Funds — Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Quest Opportunity Value Fund
PIMCO Funds — Class A Shares
Managed by Pacific Investment Management Company LLC
PIMCO Total Return Fund
The Putnam Fund for Growth and Income — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam International Equity Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Putnam Voyager Fund — Class A Shares
Managed by Putnam Investment Management, LLC
Ready Assets Prime Money Fund
Managed by BlackRock Investments, LLC
Seligman Value Fund Series, Inc. Class A Shares
Managed by J. & W. Seligman & Co. Incorporated
Columbia Select Smaller-Cap Value Fund
Templeton Funds — Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. — Class A Shares
Managed by Templeton Global Advisors Limited
1.	The following subaccounts were closed to new investments on October 22, 2004:
Fidelity Advisor Funds — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Mid Cap Fund
2.	Effective close of business on or about November 12, 2009, the following subaccount was closed to new investments.
Fidelity Advisor Series VIII — Class A Shares
Managed by Fidelity Management & Research Company
Fidelity® Advisor Overseas Fund
3.	Effective close of business on or about December 31, 2010, the following subaccounts will be closed to new investments:
American Funds® — Class A Shares
Managed by Capital Research and Management CompanySM
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
The following hereby replaces, the “FEE TABLE” section in the Prospectus:
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)(1)	7%
Transfer Fee(2)	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.
Periodic Charges Other Than Fund Expenses

Annual Contract Fee(3)	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Current and Maximum Asset-Based Insurance Charge	1.30%
Annual Charge for Optional Rider:
Guaranteed Minimum Income Benefit (as an annualized percentage of GMIB Benefit Base)(4)	0.40%

(1)	The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

Complete Years Elapsed Since	Charge As A Percentage Of
Payment of Premium	Premium Withdrawn
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

(2)	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(3)	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.

(4)	The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won’t deduct this fee after the annuity date.
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions under the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds(5)	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.62%	1.83%

(5)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$1,002	$1,577	$2,169	$3,932

     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$889	$1,236	$1,581	$2,768
(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$362	$1,106	$1,877	$3,932
     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$241	$745	$1,281	$2,768
Based on average Contract size, the Examples reflect the $40 contract fee as 0.0400% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.40% of the GMIB Benefit Base collected at the end of each calendar quarter. See the “Charges and Deductions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus Supplement.
The following hereby replaces the “ML Life Insurance Company of New York” section in the Prospectus:
Transamerica Advisors Life Insurance Company of New York
(Formerly ML Life Insurance Company of New York)
We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The following hereby replaces the “Certain Payments We Receive With Regard to the Funds” section in the Prospectus:
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:
•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.
•	Recordkeeping and Transfer Agency Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0% to 0.30%.
The combined percentages we receive with regard to each Fund currently range from 0% to 0.45%.
Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
The following hereby replaces the “Disruptive Trading” section in the Prospectus:
Disruptive Trading
Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short- term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are “omnibus” orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Effective on or about December 31, 2010, Transamerica Asset Management, Inc. will replace Roszel Investment Advisors, LLC as the investment advisor to the Asset Allocation Program offered in your variable annuity. The following hereby replaces corresponding paragraphs in the “Asset Allocation Program” section of the prospectus.
Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.
General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently five asset allocation models to choose from:
•	Conservative (formerly, Capital Preservation) — seeks capital preservation

•	Moderately Conservative (formerly, Income) — seeks income

•	Moderate (formerly, Income & Growth) — seeks income and growth

•	Moderately Aggressive (formerly, Growth) — seeks growth

•	Aggressive (formerly, Aggressive Growth) — seeks aggressive growth
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.
If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the program participant elected to terminate his or her participation.
Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.
TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.
For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-333-6524 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
The following sections are added to the “Federal Income Taxes” section of the Prospectus:
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
The following sections are added to the “Other Information” section of the Prospectus:
Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your contract value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your contract value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your contract value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
The following hereby replaces the “Selling the Contracts” section of the Prospectus:
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 2.30% of contract value not subject to a sales charge. Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The following hereby replaces the “Experts” section of the Prospectus:
Experts
The financial statements of ML Life Insurance Company of New York as of December 31, 2009, and for each of the three years in the period ended December 31, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the ML of New York Variable Annuity Separate Account D as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The following hereby replaces the “Legal Matters” section of the Prospectus:
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

The following replaces, the “ACCUMULATION UNIT VALUES” section of the prospectus:
ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Invesco Charter Fund — Class A Shares	2009	$8.36	$10.74	73,236.9
Subaccount Inception Date April 7, 2006	2008	$11.84	$8.36	624,822.8
	2007	$11.06	$11.84	2,427.0
	2006	$9.64	$11.06	2,470.9
Invesco Constellation Fund — Class A Shares	2009	$9.60	$11.43	4,614.1
Subaccount Inception Date July 1, 2003	2008	$16.97	$9.60	4,375.3
	2007	$15.35	$16.97	4,591.8
	2006	$14.69	$15.35	5,237.9
	2005	$13.72	$14.69	7,823.0
	2004	$13.09	$13.72	5,649.8
	2003	$10.25	$13.09	4,508.0
AllianceBernstein Growth and Income Fund, Inc — Class A Shares	2009	$11.17	$13.33	9,391.7
Subaccount Inception Date July 1, 2003	2008	$19.10	$11.17	9,361.2
	2007	$18.34	$19.10	8,724.6
	2006	$15.89	$18.34	71,662.1
	2005	$15.51	$15.89	82,789.3
	2004	$14.04	$15.51	11,485.6
	2003	$12.34	$14.04	6,857.9
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares	2009	$10.77	$15.01	446,988.8
Subaccount Inception Date July 1, 2003	2008	$15.97	$10.77	11,877.5
	2007	$14.22	$15.97	57,231.7
	2006	$14.54	$14.22	15,264.4
	2005	$12.91	$14.54	31,673.9
	2004	$12.09	$12.91	7,679.2
	2003	$10.92	$12.09	2,969.0
Allianz NFJ Renaissance Fund — Class A Shares	2009	$13.93	$18.37	35,746.4
Subaccount Inception Date July 1, 2003	2008	$23.54	$13.93	40,638.3
	2007	$22.60	$23.54	41,221.0
	2006	$20.44	$22.60	46,351.4
	2005	$21.49	$20.44	52,805.5
	2004	$18.84	$21.49	51,329.9
	2003	$12.04	$18.84	35,740.5
Allianz NFJ Small-Cap Value Fund — Class A Shares	2009	$16.36	$20.02	63,987.6
Subaccount Inception Date July 1, 2003	2008	$22.54	$16.36	76,095.4
	2007	$21.53	$22.54	66,067.2
	2006	$18.39	$21.53	114,678.6
	2005	$16.89	$18.39	147,340.7
	2004	$13.90	$16.89	120,106.4
	2003	$11.87	$13.90	38,886.7
Equity Income Fund — Advisor Class Shares	2009	$13.53	$14.95	28,922.5
Subaccount Inception Date July 1, 2003	2008	$17.18	$13.53	41,287.6
	2007	$17.16	$17.18	70,378.2
	2006	$14.58	$17.16	170,787.7
	2005	$14.45	$14.58	34,708.8
	2004	$13.04	$14.45	215,351.9
	2003	$11.59	$13.04	67,926.7

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
The Bond Fund of America® — Class A Shares	2009	$11.43	$12.97	186,871.6
Subaccount Inception Date July 1, 2003	2008	$13.21	$11.43	283,782.7
	2007	$12.94	$13.21	227,491.3
	2006	$12.38	$12.94	227,178.3
	2005	$12.30	$12.38	472,453.2
	2004	$11.77	$12.30	277,688.2
	2003	$11.47	$11.77	60,968.1
The Growth Fund of America® — Class A Shares	2009	$12.47	$16.55	454,693.8
Subaccount Inception Date July 1, 2003	2008	$20.73	$12.47	498,522.9
	2007	$18.93	$20.73	524,573.1
	2006	$17.29	$18.93	663,587.2
	2005	$15.33	$17.29	822,271.2
	2004	$13.88	$15.33	801,422.5
	2003	$12.07	$13.88	177,100.7
The Income Fund of America® — Class A Shares	2009	$12.96	$15.92	218,221.2
Subaccount Inception Date July 1, 2003	2008	$18.48	$12.96	227,142.9
	2007	$18.04	$18.48	251,237.3
	2006	$15.18	$18.04	336,294.9
	2005	$14.87	$15.18	570,884.3
	2004	$13.33	$14.87	298,851.4
	2003	$11.81	$13.33	100,974.3
The Investment Company of America® — Class A Shares	2009	$11.76	$14.77	291,184.2
Subaccount Inceptions Date July 1, 2003	2008	$18.26	$11.76	315,783.3
	2007	$17.46	$18.26	368,650.5
	2006	$15.26	$17.46	352,165.1
	2005	$14.46	$15.26	361,735.0
	2004	$13.35	$14.46	336,620.0
	2003	$11.69	$13.35	117,043.4
BlackRock Basic Value Fund, Inc. — Investor A Shares	2009	$12.05	$15.51	43,196.9
Subaccount Inception Date July 1, 2003	2008	$19.26	$12.05	82,497.2
	2007	$19.33	$19.26	46,957.5
	2006	$16.00	$19.33	43,211.0
	2005	$15.65	$16.00	53,109.9
	2004	$14.39	$15.65	46,170.0
	2003	$12.13	$14.39	17,879.6
BlackRock Total Return Fund — Investor A Shares	2009	$10.02	$11.46	16,112.6
Subaccount Inception Date July 1, 2003	2008	$11.47	$10.02	18,074.4
	2007	$11.10	$11.47	204,807.0
	2006	$10.83	$11.10	20,751.2
	2005	$10.80	$10.83	204,239.9
	2004	$10.52	$10.80	125,684.3
	2003	$10.53	$10.52	30,461.2
BlackRock Capital Appreciation Fund, Inc. — Investor A Shares	2009	$10.32	$13.91	36,422.1
Subaccount Inception Date July 1, 2003	2008	$17.20	$10.32	77,126.9
	2007	$14.53	$17.20	33,490.9
	2006	$14.19	$14.53	41,163.1
	2005	$13.18	$14.19	39,765.9
	2004	$12.53	$13.18	41,514.6
	2003	$10.73	$12.53	26,051.2
BlackRock Government Income Portfolio — Investor A Shares	2009	$11.13	$10.98	253,365.8
Subaccount Inception Date October 13, 2006	2008	$10.67	$11.13	23,940.8
	2007	$10.38	$10.67	28,270.4
	2006	$10.20	$10.38	318,360.3

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
BlackRock Global Allocation Fund, Inc. — Investor A Shares	2009	$18.75	$22.51	219,272.1
Subaccount Inception Date July 1, 2003	2008	$23.91	$18.75	158,721.7
	2007	$20.76	$23.91	241,275.1
	2006	$18.14	$20.76	190,106.1
	2005	$16.65	$18.14	344,153.4
	2004	$14.76	$16.65	404,453.6
	2003	$12.70	$14.76	87,452.1
BlackRock S&P 500 Index Fund — Investor A Shares	2009	$10.87	$13.50	101,226.6
Subaccount Inception Date July 1, 2003	2008	$17.57	$10.87	85,805.6
	2007	$16.96	$17.57	90,809.6
	2006	$14.92	$16.96	139,690.8
	2005	$14.48	$14.92	100,576.7
	2004	$13.31	$14.48	101,677.4
	2003	$11.76	$13.31	130,616.1
BlackRock Value Opportunities Fund, Inc. — Investor A Shares	2009	$11.92	$15.02	86,209.7
Subaccount Inception Date July 1, 2003	2008	$20.55	$11.92	96,688.9
	2007	$21.11	$20.55	105,655.3
	2006	$19.08	$21.11	130,059.1
	2005	$17.60	$19.08	126,577.4
	2004	$15.63	$17.60	108,013.9
	2003	$12.80	$15.63	35,549.3
Davis New York Venture Fund, Inc. — Class A Shares	2009	$11.76	$15.34	498,343.1
Subaccount Inception Date July 1, 2003	2008	$19.87	$11.76	204,265.5
	2007	$19.18	$19.87	240,614.8
	2006	$16.88	$19.18	438,207.9
	2005	$15.45	$16.88	265,106.0
	2004	$13.93	$15.45	281,676.0
	2003	$11.92	$13.93	61,519.5
Delaware Smid Cap Growth Fund — Class A Shares	2009	$10.05	$15.34	24,976.5
Subaccount Inception Date July 1, 2003	2008	$19.31	$10.05	32,083.7
	2007	$17.69	$19.31	29,960.1
	2006	$16.77	$17.69	31,772.3
	2005	$16.16	$16.77	34,318.4
	2004	$14.58	$16.16	34,739.6
	2003	$12.67	$14.58	13,936.7
Fidelity® Advisor Equity Growth Fund — Class A Shares	2009	$9.82	$12.39	19,399.9
Subaccount Inception Date July 1, 2003	2008	$18.75	$9.82	258,427.9
	2007	$15.04	$18.75	426,622.5
	2006	$14.30	$15.04	12,491.6
	2005	$13.75	$14.30	11,496.0
	2004	$13.54	$13.75	11,700.6
	2003	$11.79	$13.54	11,159.0
Fidelity® Advisor Mid Cap Fund — Class A Shares	2009	$10.72	$15.53	2,908.0
Subaccount Inception Date July 1, 2003	2008	$22.78	$10.72	8,015.2
	2007	$21.05	$22.78	8,510.1
	2006	$18.83	$21.05	13,290.3
	2005	$17.60	$18.83	14,080.7
	2004	$15.37	$17.60	15,096.3
	2003	$10.81	$15.37	27,006.6
Fidelity® Advisor Overseas Fund — Class A Shares	2009	$14.14	$17.63	17,709.9
Subaccount Inception Date July 1, 2003	2008	$25.15	$14.14	20,277.0
	2007	$21.77	$25.15	18,697.0
	2006	$18.54	$21.77	19,178.4
	2005	$16.43	$18.54	12,446.5
	2004	$14.73	$16.43	13,257.1
	2003	$11.44	$14.73	5,738.7
Invesco Van Kampen Comstock Fund — Class A Shares	2009	$12.25	$15.65	63,192.2
Subaccount Inception Date July 1, 2003	2008	$19.36	$12.25	54,580.0
	2007	$19.99	$19.36	63,377.7
	2006	$17.45	$19.99	155,605.3
	2005	$16.96	$17.45	108,402.0
	2004	$14.62	$16.96	63,324.4
	2003	$12.78	$14.62	11,031.8

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Invesco Van Kampen Equity and Income Fund — Class A Shares	2009	$12.57	$15.32	46,322.3
Subaccount Inception Date July 1, 2003	2008	$16.93	$12.57	40,808.4
	2007	$16.61	$16.93	354,295.3
	2006	$14.95	$16.61	66,862.1
	2005	$14.05	$14.95	106,360.4
	2004	$12.73	$14.05	59,832.6
	2003	$10.56	$12.73	29,253.2
Invesco Van Kampen Mid Cap Growth Fund — Class A Shares	2009	$6.06	$9.53	27,693.4
Subaccount Inception Date July 11, 2008	2008	$11.90	$6.06	39,810.3
Lord Abbett Bond Debenture Fund, Inc — Class A Shares	2009	$12.08	$16.16	41,399.9
Subaccount Inception Date July 1, 2003	2008	$15.35	$12.08	48,523.5
	2007	$14.76	$15.35	54,922.4
	2006	$13.61	$14.76	81,237.5
	2005	$13.58	$13.61	94,316.7
	2004	$12.67	$13.58	87,792.3
	2003	$11.81	$12.67	24,124.6
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares	2009	$11.61	$14.51	139,672.3
Subaccount Inception Date July 1, 2003	2008	$19.42	$11.61	152,256.5
	2007	$19.57	$19.42	159,624.5
	2006	$17.64	$19.57	256,113.4
	2005	$16.52	$17.64	222,178.9
	2004	$13.49	$16.52	173,317.0
	2003	$11.56	$13.49	51,861.4
MFS® Core Growth Fund — Class A Shares	2009	$10.36	$12.69	9,409.1
Subaccount Inception Date July 1, 2003	2008	$16.55	$10.36	17,700.5
	2007	$14.59	$16.55	138,359.5
	2006	$13.51	$14.59	202,920.7
	2005	$12.86	$13.51	95,375.0
	2004	$11.82	$12.86	13,259.1
	2003	$11.05	$11.82	11,642.9
MFS® Research International Fund — Class A Shares	2009	$14.70	$19.03	30,529.5
Subaccount Inception Date July 1, 2003	2008	$25.97	$14.70	27,120.7
	2007	$23.31	$25.97	24,016.6
	2006	$18.56	$23.31	19,418.7
	2005	$16.18	$18.56	14,049.2
	2004	$13.62	$16.18	14,745.2
	2003	$11.00	$13.62	1,164.2
MFS® Mid Cap Growth Fund — Class A Shares	2009	$8.80	$12.30	21,314.0
Subaccount Inception Date July 1, 2003	2008	$18.24	$8.80	25,768.4
	2007	$16.88	$18.24	23,776.2
	2006	$16.74	$16.88	22,305.2
	2005	$16.51	$16.74	22,543.4
	2004	$14.61	$16.51	21,276.4
	2003	$10.73	$14.61	13,184.9
Oppenheimer Global Fund — Class A Shares	2009	$13.45	$18.49	25,344.4
Subaccount Inception Date July 1, 2003	2008	$23.11	$13.45	13,124.2
	2007	$22.10	$23.11	20,527.0
	2006	$19.07	$22.10	35,249.8
	2005	$16.97	$19.07	14,276.5
	2004	$14.49	$16.97	18,834.4
	2003	$11.40	$14.49	5,218.1
Oppenheimer Main Street Fund — Class A Shares	2009	$10.23	$13.01	13,086.1
Subaccount Inception Date July 1, 2003	2008	$16.92	$10.23	19,276.4
	2007	$16.46	$16.92	18,609.3
	2006	$14.51	$16.46	26,145.2
	2005	$13.90	$14.51	25,724.4
	2004	$12.87	$13.90	30,695.3
	2003	$11.36	$12.87	12,103.3

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Oppenheimer Quest Opportunity Value Fund — Class A Shares	2009	$12.81	$14.69	8,087.0
Subaccount Inception Date July 1, 2003	2008	$16.28	$12.81	147,786.7
	2007	$14.69	$16.28	5,845.4
	2006	$13.38	$14.69	4,177.1
	2005	$13.31	$13.38	4,193.0
	2004	$12.31	$13.31	4,028.9
	2003	$11.03	$12.31	2,382.6
PIMCO Total Return Fund — Class A Shares	2009	$12.56	$14.06	478,233.4
Subaccount Inception Date July 1, 2003	2008	$12.20	$12.56	712,338.3
	2007	$11.38	$12.20	555,375.9
	2006	$11.14	$11.38	625,252.1
	2005	$11.02	$11.14	293,842.9
	2004	$10.67	$11.02	372,495.6
	2003	$10.28	$10.67	154,577.1
The Putnam Fund for Growth and Income — Class A Shares	2009	$9.92	$12.67	4,415.9
Subaccount Inception Date July 1, 2003	2008	$16.43	$9.92	3,865.9
	2007	$17.74	$16.43	4,345.5
	2006	$15.51	$17.74	5,898.0
	2005	$14.95	$15.51	6,160.4
	2004	$13.65	$14.95	6,474.5
	2003	$12.12	$13.65	2,083.3
Putnam International Equity Fund — Class A Shares	2009	$12.65	$15.64	18,102.0
Subaccount Inception Date July 1, 2003	2008	$23.23	$12.65	19,756.4
	2007	$21.71	$23.23	16,608.2
	2006	$17.15	$21.71	12,587.5
	2005	$15.43	$17.15	13,416.5
	2004	$13.45	$15.43	14,067.4
	2003	$11.21	$13.45	6,198.5
Putnam Voyager Fund — Class A Shares	2009	$9.09	$14.72	27,548.3
Subaccount Inception Date July 1, 2003	2008	$14.62	$9.09	288.7
	2007	$14.07	$14.62	241.6
	2006	$13.54	$14.07	31,592.0
	2005	$13.00	$13.54	73,055.6
	2004	$12.57	$13.00	224.1
	2003	$11.33	$12.57	0.0
Ready Assets Prime Money Fund	2009	$10.81	$10.70	137,139.4
Subaccount Inception Date July 1, 2003	2008	$10.68	$10.81	247,834.1
	2007	$10.32	$10.68	283,334.4
	2006	$10.01	$10.32	190,020.1
	2005	$9.89	$10.01	139,985.4
	2004	$9.93	$9.89	160,918.9
	2003	$9.97	$9.93	308,398.9
Columbia Select Smaller-Cap Value Fund — Class A Shares	2009	$13.28	$17.89	11,896.6
Subaccount Inception Date July 1, 2003	2008	$22.89	$13.28	13,451.0
	2007	$21.82	$22.89	14,076.4
	2006	$18.21	$21.82	32,060.6
	2005	$19.04	$18.21	15,208.1
	2004	$15.99	$19.04	28,707.6
	2003	$12.86	$15.99	19,040.5
Templeton Foreign Fund — Class A Shares	2009	$12.53	$18.53	102,234.1
Subaccount Inception Date July 1, 2003	2008	$23.56	$12.53	107,387.3
	2007	$20.36	$23.56	96,724.3
	2006	$17.19	$20.36	108,416.3
	2005	$15.74	$17.19	116,414.6
	2004	$13.50	$15.74	152,847.3
	2003	$11.13	$13.50	65,626.8
Templeton Growth Fund, Inc. — Class A Shares	2009	$11.65	$15.04	14,878.4
Subaccount Inception Date July 1, 2003	2008	$20.88	$11.65	15,993.9
	2007	$20.70	$20.88	25,681.0
	2006	$17.21	$20.70	20,764.2
	2005	$16.12	$17.21	22,066.9
	2004	$13.96	$16.12	39,966.9
	2003	$10.65	$13.96	10,192.2

* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524, or write the Service Center at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

TRANSAMERICA ADVISORS LIFE INSURANCE
COMPANY OF NEW YORK
ML of New York Variable Annuity
Separate Account D
MERRILL LYNCH IRA ANNUITY®
Supplement Dated December 3, 2010
To the
Statement of Additional Information dated May 1, 2005
The following herby replaces section “Selling The Contract” in the Statement of Additional Information.
SELLING THE CONTRACT
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007 and 2008, MLPF&S received $259,480.88 and $106,062.00, respectively, in commissions. For the years ended December 31, 2008 and 2009, Transamerica Capital, Inc. received $175,067.00 and $224,074.00 in commissions.
The following herby supplements and replaces the financial statements contained in the Statement of Additional Information for Merrill Lynch Life Insurance Company of New York and ML of New York Variable Annuity Separate Account D.

Report of Independent Registered Public Accounting Firm
The Board of Directors of
ML Life Insurance Company of New York
We have audited the accompanying statements of assets and liabilities of the subaccounts of the ML of New York Variable Annuity Separate Account D (the Separate Account) (comprised of the AIM Basic Value, AIM Mid Cap Core Equity, AIM Constellation, AIM Charter, AllianceBernstein Growth and Income, AllianceBernstein Large Cap Growth, AllianceBernstein International Value, AllianceBernstein Small/Mid Cap Value, AllianceBernstein Value, Allianz CCM Capital Appreciation, Allianz NFJ Dividend Value, Allianz NFJ Small-Cap Value, Allianz NFJ Renaissance, American Century Equity Income, American Century Ultra®, American Funds Bond Fund of America, American Funds Growth Fund of America, American Funds Income Fund of America, American Funds Investment Company of America, American Funds Euro Pacific Growth, BlackRock Basic Value, BlackRock Total Return, BlackRock High Income, BlackRock Fundamental Growth, BlackRock Global SmallCap, BlackRock International Index, BlackRock Small Cap Index, BlackRock Government Income Portfolio, BlackRock International Value, BlackRock Global Allocation, BlackRock Global Growth, BlackRock S&P 500 Index, BlackRock Short-Term Bond, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock Value Opportunities, Cohen & Steers Realty Income, Columbia Acorn USA, Columbia Acorn International, Columbia Marsico Growth Fund Davis New York Venture, Delaware Trend, Dreyfus Appreciation, Eaton Vance Floating-Rate, Eaton Vance Large-Cap Value, Federated Capital Appreciation, Federated Kaufmann, Fidelity Advisor Equity Growth, Fidelity Advisor Mid Cap, Fidelity Advisor Overseas, Janus Forty, Janus Enterprise, JPMorgan Multi-Cap Market Neutral, JPMorgan Small Cap Growth, Lord Abbett Affiliated, Lord Abbett Bond-Debenture, Lord Abbett Mid-Cap Value, Ready Assets Prime Money Market, MFS® Core Growth, MFS® Research International, MFS® Mid Cap Growth, Oppenheimer Capital Appreciation, Oppenheimer Global, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Quest Opportunity Value, PIMCO Commodity RealReturn Strategy, PIMCO Low Duration, PIMCO Real Return, PIMCO Total Return, Pioneer Emerging Markets, Pioneer, Pioneer High Yield, Pioneer Real Estate Shares, Pioneer Growth Opportunities, The Putnam Fund for Growth and Income, Putnam International Equity, Putnam Voyager, Seligman Capital, Seligman Smaller-Cap Value, Templeton Foreign, Templeton Growth, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income RTL, Van Kampen Comstock, Van Kampen Equity and Income, and Van Kampen Mid Cap Growth subaccounts) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the ML of New York Variable Annuity Separate Account D at December 31, 2009, and the results of their operations and their changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

					AllianceBernstein
		AIM Mid Cap			Growth and
	AIM Basic Value	Core Equity	AIM Constellation	AIM Charter	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,431.537	33,602.505	2,606.404	52,361.543	42,591.793

Cost	$40,740	$566,085	$61,548	$698,602	$96,422

Investments in mutual funds, Level 1 prices quoted at net asset value	$28,216	$703,972	$52,728	$786,470	$125,220
Receivable for units sold	—	1	—	—	—

Total assets	28,216	703,973	52,728	786,470	125,220

Liabilities
Payable for units redeemed	—	—	—	—	—

	$28,216	$703,973	$52,728	$786,470	$125,220

Net Assets:
Deferred annuity contracts terminable by owners	$28,216	$703,973	$52,728	$786,470	$125,220

Total net assets	$28,216	$703,973	$52,728	$786,470	$125,220

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	8,960	—	—	—

M&E — 1.30% IRA Annuity	—	—	4,614	73,237	9,392

M&E — 1.45% IRA Series	—	28,588	—	—	—

M&E — 1.60% IRA Series	—	992	—	—	—

M&E — 1.65% IRA Series	3,147	18,245	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$9.154851	$12.550799	$—	$—	$—

M&E — 1.30% IRA Annuity	$—	$—	$11.427406	$10.738712	$13.333013

M&E — 1.45% IRA Series	$9.059245	$12.419743	$—	$—	$—

M&E — 1.60% IRA Series	$8.988194	$12.322353	$—	$—	$—

M&E — 1.65% IRA Series	$8.964635	$12.290057	$—	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Large Cap	International	Small/Mid Cap	AllianceBernstein	Allianz CCM Capital
	Growth	Value	Value	Value	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	296,363.474	6,061.139	16,260.807	19,257.218	1,022.256

Cost	$6,509,869	$112,691	$189,765	$135,553	$19,294

Investments in mutual funds, Level 1 prices quoted at net asset value	$6,709,669	$82,735	$227,163	$158,872	$14,690
Receivable for units sold	—	—	—	—	—

Total assets	6,709,669	82,735	227,163	158,872	14,690

Liabilities
Payable for units redeemed	—	1	—	—	—

	$6,709,669	$82,734	$227,163	$158,872	$14,690

Net Assets:
Deferred annuity contracts terminable by owners	$6,709,669	$82,734	$227,163	$158,872	$14,690

Total net assets	$6,709,669	$82,734	$227,163	$158,872	$14,690

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	2,442	—	—	—

M&E — 1.30% IRA Annuity	446,989	—	—	—	—

M&E — 1.45% IRA Series	—	7,109	6,296	—	1,854

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	3,574	12,717	18,787	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$6.343156	$12.158781	$8.636074	$7.986264

M&E — 1.30% IRA Annuity	$15.010823	$—	$—	$—	$—

M&E — 1.45% IRA Series	$—	$6.307185	$12.031864	$8.545874	$7.925133

M&E — 1.60% IRA Series	$—	$6.280341	$11.937547	$8.478847	$7.879592

M&E — 1.65% IRA Series	$—	$6.271420	$11.906272	$8.456620	$7.864475

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Allianz NFJ	Allianz NFJ Small-	Allianz NFJ	American Century	American Century
	Dividend Value	Cap Value	Renaissance	Equity Income	Ultra®
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	12,136.476	61,761.057	47,451.740	68,345.233	—

Cost	$174,478	$1,318,241	$957,357	$462,654	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$125,855	$1,432,239	$656,732	$448,345	$—
Receivable for units sold	—	—	—	—	—

Total assets	125,855	1,432,239	656,732	448,345	—

Liabilities
Payable for units redeemed	—	—	68	—	—

	$125,855	$1,432,239	$656,664	$448,345	$—

Net Assets:
Deferred annuity contracts terminable by owners	$125,855	$1,432,239	$656,664	$448,345	$—

Total net assets	$125,855	$1,432,239	$656,664	$448,345	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	2,801	1,700	—	—	—

M&E — 1.30% IRA Annuity	—	63,988	35,746	28,922	—

M&E — 1.45% IRA Series	9,373	3,796	—	1,469	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	5,381	6,058	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$7.215897	$13.282211	$9.692193	$11.043715	$9.644727

M&E — 1.30% IRA Annuity	$—	$20.018906	$18.370064	$14.946478	$—

M&E — 1.45% IRA Series	$7.174995	$13.143536	$9.590999	$10.928341	$9.544003

M&E — 1.60% IRA Series	$7.144469	$13.040483	$9.515802	$10.842609	$9.469155

M&E — 1.65% IRA Series	$7.134322	$13.006312	$9.490867	$10.814186	$9.444337

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				American Funds
	American Funds	American Funds	American Funds	Investment	American Funds
	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific
	America	America	America	America	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	417,460.931	358,704.725	277,288.615	206,639.586	142,118.002

Cost	$5,057,432	$9,992,911	$5,184,092	$6,359,961	$5,944,222

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,926,039	$9,788,402	$4,293,611	$5,361,068	$5,421,802
Receivable for units sold	—	14	8	14	—

Total assets	4,926,039	9,788,416	4,293,619	5,361,082	5,421,802

Liabilities
Payable for units redeemed	4	—	—	—	13

	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Net Assets:
Deferred annuity contracts terminable by owners	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Total net assets	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Accumulation units outstanding:
M&E — 1.25% IRA Series	34,366	19,248	12,154	15,106	55,410

M&E — 1.30% IRA Annuity	186,872	454,694	218,221	291,184	—

M&E — 1.45% IRA Series	112,442	99,009	42,600	35,464	175,103

M&E — 1.60% IRA Series	2,429	1,143	—	—	7,317

M&E — 1.65% IRA Series	85,858	74,309	17,357	47,637	117,801

Accumulation unit value:
M&E — 1.25% IRA Series	$10.779954	$11.838096	$11.488529	$10.962760	$15.437015

M&E — 1.30% IRA Annuity	$12.971994	$16.551919	$15.921604	$14.765157	$—

M&E — 1.45% IRA Series	$10.667316	$11.714353	$11.368463	$10.848174	$15.275743

M&E — 1.60% IRA Series	$10.583606	$11.622384	$11.279238	$10.762993	$15.155889

M&E — 1.65% IRA Series	$10.555850	$11.591892	$11.249653	$10.734753	$15.116142

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				BlackRock
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental	BlackRock Global
	Value	Return	Income	Growth	SmallCap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	113,189.076	37,756.173	—	154,323.911	4,655.406

Cost	$2,588,624	$405,173	$—	$2,724,345	$111,726

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,605,613	$398,705	$—	$2,973,821	$90,687
Receivable for units sold	494	2	—	1	—

Total assets	2,606,107	398,707	—	2,973,822	90,687

Liabilities
Payable for units redeemed	—	—	—	—	—

	$2,606,107	$398,707	$—	$2,973,822	$90,687

Net Assets:
Deferred annuity contracts terminable by owners	$2,606,107	$398,707	$—	$2,973,822	$90,687

Total net assets	$2,606,107	$398,707	$—	$2,973,822	$90,687

Accumulation units outstanding:
M&E — 1.25% IRA Series	26,421	6,569	—	32,118	801

M&E — 1.30% IRA Annuity	43,197	16,113	—	36,422	—

M&E — 1.45% IRA Series	77,326	7,181	—	96,100	1,873

M&E — 1.60% IRA Series	3,204	—	—	3,810	—

M&E — 1.65% IRA Series	75,610	6,448	—	86,580	3,977

Accumulation unit value:
M&E — 1.25% IRA Series	$10.747837	$10.707858	$10.163870	$11.435652	$13.847541

M&E — 1.30% IRA Annuity	$15.514336	$11.461503	$—	$13.912741	$—

M&E — 1.45% IRA Series	$10.635566	$10.595966	$10.106323	$11.316218	$13.703001

M&E — 1.60% IRA Series	$10.552141	$10.512811	$10.063376	$11.227470	$13.595589

M&E — 1.65% IRA Series	$10.524475	$10.485242	$10.049109	$11.198042	$13.559973

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock		BlackRock	BlackRock
	International	BlackRock Small	Government	International	BlackRock Global
	Index	Cap Index	Income	Value	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	7,870.436	—	272,486.302	3,079.260	436,606.880

Cost	$103,068	$—	$2,915,510	$69,041	$7,753,144

Investments in mutual funds, Level 1 prices quoted at net asset value	$85,866	$—	$2,812,059	$62,909	$7,810,898
Receivable for units sold	—	—	—	—	—

Total assets	85,866	—	2,812,059	62,909	7,810,898

Liabilities
Payable for units redeemed	—	—	107	—	1

	$85,866	$—	$2,811,952	$62,909	$7,810,897

Net Assets:
Deferred annuity contracts terminable by owners	$85,866	$—	$2,811,952	$62,909	$7,810,897

Total net assets	$85,866	$—	$2,811,952	$62,909	$7,810,897

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	21,529

M&E — 1.30% IRA Annuity	—	—	253,366	—	219,272

M&E — 1.45% IRA Series	336	—	—	1,784	71,011

M&E — 1.60% IRA Series	—	—	—	2,795	—

M&E — 1.65% IRA Series	6,730	—	2,731	3,600	104,679

Accumulation unit value:
M&E — 1.25% IRA Series	$12.402861	$10.553001	$11.000733	$7.766525	$14.793121

M&E — 1.30% IRA Annuity	$—	$—	$10.981470	$—	$22.513413

M&E — 1.45% IRA Series	$12.273368	$10.442814	$10.923907	$7.722498	$14.638659

M&E — 1.60% IRA Series	$12.177142	$10.360933	$10.866639	$7.689646	$14.523873

M&E — 1.65% IRA Series	$12.145233	$10.333779	$10.847620	$7.678723	$14.485809

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock Global	BlackRock	BlackRock Short-	BlackRock Large	BlackRock Large
	Growth	S&P 500 Index	Term Bond	Cap Core	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,517.225	121,255.163	1,501.650	23,097.354	268,629.902

Cost	$80,042	$1,744,380	$14,982	$300,268	$1,871,128

Investments in mutual funds, Level 1 prices quoted at net asset value	$76,524	$1,650,282	$14,536	$227,509	$2,468,709
Receivable for units sold	—	—	—	—	—

Total assets	76,524	1,650,282	14,536	227,509	2,468,709

Liabilities
Payable for units redeemed	—	—	—	—	—

	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Net Assets:
Deferred annuity contracts terminable by owners	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Total net assets	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	9,803	—	10,836	31,008

M&E — 1.30% IRA Annuity	—	101,227	—	—	—

M&E — 1.45% IRA Series	2,361	4,271	—	8,662	95,006

M&E — 1.60% IRA Series	—	—	—	—	3,699

M&E — 1.65% IRA Series	7,076	14,148	1,386	2,158	95,830

Accumulation unit value:
M&E — 1.25% IRA Series	$8.160964	$10.167317	$10.710765	$10.571301	$11.095605

M&E — 1.30% IRA Annuity	$—	$13.502250	$—	$—	$—

M&E — 1.45% IRA Series	$8.130996	$10.061044	$10.598834	$10.460966	$10.979772

M&E — 1.60% IRA Series	$8.108597	$9.982080	$10.515651	$10.378975	$10.893693

M&E — 1.65% IRA Series	$8.101144	$9.955890	$10.488071	$10.351786	$10.865151

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock Large	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn
	Cap Value	Opportunities	Realty Income	USA	International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	27,367.653	96,316.865	7,573.375	31,602.529	2,119.812

Cost	$422,261	$2,098,669	$79,060	$540,879	$86,076

Investments in mutual funds, Level 1 prices quoted at net asset value	$364,811	$1,434,158	$68,691	$708,845	$72,349
Receivable for units sold	—	1	1	—	—

Total assets	364,811	1,434,159	68,692	708,845	72,349

Liabilities
Payable for units redeemed	—	—	—	—	—

	$364,811	$1,434,159	$68,692	$708,845	$72,349

Net Assets:
Deferred annuity contracts terminable by owners	$364,811	$1,434,159	$68,692	$708,845	$72,349

Total net assets	$364,811	$1,434,159	$68,692	$708,845	$72,349

Accumulation units outstanding:
M&E — 1.25% IRA Series	1,519	273	991	7,285	—

M&E — 1.30% IRA Annuity	—	86,210	—	—	—

M&E — 1.45% IRA Series	10,835	2,330	1,161	26,315	2,127

M&E — 1.60% IRA Series	1,159	—	—	676	—

M&E — 1.65% IRA Series	21,403	12,448	4,679	28,370	6,044

Accumulation unit value:
M&E — 1.25% IRA Series	$10.624230	$9.433277	$10.219028	$11.475601	$8.942420

M&E — 1.30% IRA Annuity	$—	$15.019731	$—	$—	$—

M&E — 1.45% IRA Series	$10.513339	$9.334735	$10.112280	$11.355660	$8.891743

M&E — 1.60% IRA Series	$10.430931	$9.261505	$10.032954	$11.266523	$8.853926

M&E — 1.65% IRA Series	$10.403607	$9.237227	$10.006646	$11.236973	$8.841363

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Columbia	Davis New York			Eaton Vance
	Marsico Growth	Venture	Delaware Trend	Dreyfus Appreciation	Floating-Rate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,205.248	341,041.851	29,611.254	2,852.525	3.524

Cost	$69,075	$10,470,324	$523,326	$73,352	$49

Investments in mutual funds, Level 1 prices quoted at net asset value	$88,645	$10,565,476	$413,373	$95,617	$31
Receivable for units sold	—	381	—	—	—

Total assets	88,645	10,565,857	413,373	95,617	31

Liabilities
Payable for units redeemed	—	—	—	—	31

	$88,645	$10,565,857	$413,373	$95,617	$—

Net Assets:
Deferred annuity contracts terminable by owners	$88,645	$10,565,857	$413,373	$95,617	$—
-
Total net assets	$88,645	$10,565,857	$413,373	$95,617	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	1,380	27,951	—	—	—

M&E — 1.30% IRA Annuity	—	498,343	24,976	—	—

M&E — 1.45% IRA Series	5,419	127,595	2,881	9,112	—

M&E — 1.60% IRA Series	—	5,256	—	—	—

M&E — 1.65% IRA Series	3,744	113,675	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.487523	$10.799103	$10.596162	$10.603678	$10.865302

M&E — 1.30% IRA Annuity	$—	$15.336202	$15.340921	$—	$—

M&E — 1.45% IRA Series	$8.422552	$10.686281	$10.485504	$10.492942	$10.751767

M&E — 1.60% IRA Series	$8.374162	$10.602441	$10.403266	$10.410652	$10.667397

M&E — 1.65% IRA Series	$8.358091	$10.574645	$10.375995	$10.383364	$10.639420

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Eaton Vance	Federated Capital		Fidelity Advisor	Fidelity Advisor
	Large-Cap Value	Appreciation	Federated Kaufmann	Equity Growth	Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	107,015.259	117,444.604	115,217.173	5,499.859	2,805.257

Cost	$1,732,848	$2,211,397	$641,564	$242,491	$66,769

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,791,435	$1,996,558	$536,912	$240,454	$45,333
Receivable for units sold	—	—	—	3	—

Total assets	1,791,435	1,996,558	536,912	240,457	45,333

Liabilities
Payable for units redeemed	—	—	—	—	163

	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Net Assets:
Deferred annuity contracts terminable by owners	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Total net assets	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Accumulation units outstanding:
M&E — 1.25% IRA Series	36,079	28,520	5,592	—	—

M&E — 1.30% IRA Annuity	—	—	—	19,400	2,908

M&E — 1.45% IRA Series	100,849	84,676	19,638	—	—

M&E — 1.60% IRA Series	3,955	4,516	544	—	—

M&E — 1.65% IRA Series	82,122	68,758	18,149	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.088995	$10.846502	$12.391239	$9.760171	$—

M&E — 1.30% IRA Annuity	$—	$—	$—	$12.394742	$15.532656

M&E — 1.45% IRA Series	$8.043148	$10.733216	$12.261812	$9.658207	$—

M&E — 1.60% IRA Series	$8.008941	$10.649035	$12.165640	$9.582435	$—

M&E — 1.65% IRA Series	$7.997566	$10.621122	$12.133748	$9.557311	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Fidelity			JPMorgan Multi-Cap	JPMorgan Small Cap
	Advisor Overseas	Janus Forty	Janus Enterprise	Market Neutral	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	19,130.420	76,254.437	7,621.246	11,489.422	—

Cost	$314,662	$2,384,695	$279,260	$116,559	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$312,208	$2,432,517	$357,665	$115,354	$—
Receivable for units sold	3	—	—	—	—

Total assets	312,211	2,432,517	357,665	115,354	—

Liabilities
Payable for units redeemed	—	1	—	—	—

	$312,211	$2,432,516	$357,665	$115,354	$—

Net Assets:
Deferred annuity contracts terminable by owners	$312,211	$2,432,516	$357,665	$115,354	$—

Total net assets	$312,211	$2,432,516	$357,665	$115,354	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	37,377	4,551	3,679	—

M&E — 1.30% IRA Annuity	17,710	—	—	—	—

M&E — 1.45% IRA Series	—	109,699	13,918	890	—

M&E — 1.60% IRA Series	—	4,109	520	—	—

M&E — 1.65% IRA Series	—	81,752	9,132	7,296	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$10.514372	$12.733065	$9.820000	$8.417547

M&E — 1.30% IRA Annuity	$17.629137	$—	$—	$—	$—

M&E — 1.45% IRA Series	$—	$10.454790	$12.720383	$9.744896	$8.369820

M&E — 1.60% IRA Series	$—	$10.410325	$12.710890	$9.688951	$8.334204

M&E — 1.65% IRA Series	$—	$10.395551	$12.707726	$9.670371	$8.322369

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Lord Abbett	Lord Abbett	Lord Abbett Mid-Cap	Ready Assets Prime
	Affiliated	Bond-Debenture Fund	Value	Money Market	MFS® Core Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,101.790	107,036.577	179,725.942	1,678,444.979	7,668.550

Cost	$18,393	$815,895	$3,203,995	$1,678,445	$91,339

Investments in mutual funds, Level 1 prices quoted at net asset value	$21,480	$786,718	$2,361,599	$1,678,445	$119,399
Receivable for units sold	—	3,866	—	62	—

Total assets	21,480	790,584	2,361,599	1,678,507	119,399

Liabilities
Payable for units redeemed	—	—	—	—	—

	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Net Assets:
Deferred annuity contracts terminable by owners	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Total net assets	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Accumulation units outstanding:
M&E — 1.25% IRA Series	779	—	609	136	—

M&E — 1.30% IRA Annuity	—	41,400	139,672	137,139	9,409

M&E — 1.45% IRA Series	946	9,920	9,571	1,612	—

M&E — 1.60% IRA Series	—	—	1,386	—	—

M&E — 1.65% IRA Series	484	—	22,708	18,104	—

Accumulation unit value:
M&E — 1.25% IRA Series	$9.812197	$12.402413	$9.933989	$10.853073	$—

M&E — 1.30% IRA Annuity	$—	$16.155584	$14.512939	$10.699481	$12.689754

M&E — 1.45% IRA Series	$9.709708	$12.272836	$9.830267	$10.739652	$—

M&E — 1.60% IRA Series	$9.633546	$12.176541	$9.753193	$10.655374	$—

M&E — 1.65% IRA Series	$9.608293	$12.144610	$9.727633	$10.627430	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

			Oppenheimer
	MFS® Research	MFS® Mid Cap	Capital	Oppenheimer	Oppenheimer
	International	Growth	Appreciation	Global	Main Street
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	41,789.065	36,886.597	1,055.856	8,837.772	8,149.360

Cost	$425,698	$292,500	$45,040	$525,387	$192,088

Investments in mutual funds, Level 1 prices quoted at net asset value	$580,868	$262,264	$42,160	$468,490	$229,241
Receivable for units sold	—	—	—	18	26

Total assets	580,868	262,264	42,160	468,508	229,267

Liabilities
Payable for units redeemed	—	—	—	—	—

	$580,868	$262,264	$42,160	$468,508	$229,267

Net Assets:
Deferred annuity contracts terminable by owners	$580,868	$262,264	$42,160	$468,508	$229,267

Total net assets	$580,868	$262,264	$42,160	$468,508	$229,267

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	—

M&E — 1.30% IRA Annuity	30,530	21,314	—	25,344	13,086

M&E — 1.45% IRA Series	—	—	4,219	—	918

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	—	—	—	5,000

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$—	$10.098079	$—	$10.174763

M&E — 1.30% IRA Annuity	$19.026420	$12.304768	$—	$18.485625	$13.006792

M&E — 1.45% IRA Series	$—	$—	$9.992615	$—	$10.068468

M&E — 1.60% IRA Series	$—	$—	$9.914243	$—	$9.989475

M&E — 1.65% IRA Series	$—	$—	$9.888255	$—	$9.963282

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		Oppenheimer
	Oppenheimer	Quest	PIMCO
	Main Street Small	Opportunity	CommodityRealReturn	PIMCO Low	PIMCO Real
	Cap	Value	Strategy	Duration	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	287.946	4,763.791	101,934.899	2,908.507	97,175.599

Cost	$4,813	$103,956	$961,923	$28,351	$1,002,902

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,777	$118,809	$833,827	$29,929	$1,048,525
Receivable for units sold	—	—	—	—	16

Total assets	4,777	118,809	833,827	29,929	1,048,541

Liabilities
Payable for units redeemed	—	—	—	—	—

	$4,777	$118,809	$833,827	$29,929	$1,048,541

Net Assets:
Deferred annuity contracts terminable by owners	$4,777	$118,809	$833,827	$29,929	$1,048,541

Total net assets	$4,777	$118,809	$833,827	$29,929	$1,048,541

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	9,408	—	15,272

M&E — 1.30% IRA Annuity	—	8,087	—	—	—

M&E — 1.45% IRA Series	429	—	49,385	2,640	37,311

M&E — 1.60% IRA Series	—	—	860	—	1,520

M&E — 1.65% IRA Series	—	—	23,049	—	34,093

Accumulation unit value:
M&E — 1.25% IRA Series	$11.256325	$—	$10.207233	$11.399711	$12.042651

M&E — 1.30% IRA Annuity	$—	$14.691402	$—	$—	$—

M&E — 1.45% IRA Series	$11.138850	$—	$10.100492	$11.335181	$11.916809

M&E — 1.60% IRA Series	$11.051549	$—	$10.021177	$11.287026	$11.823296

M&E — 1.65% IRA Series	$11.022601	$—	$9.994874	$11.271020	$11.792290

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	PIMCO Total	Pioneer Emerging		Pioneer High	Pioneer Real
	Return	Markets	Pioneer	Yield	Estate Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,297,214.514	31,344.822	0.001	52,902.279	20,909.482

Cost	$13,421,705	$707,600	$—	$404,028	$266,310

Investments in mutual funds, Level 1 prices quoted at net asset value	$14,009,916	$832,205	$—	$482,469	$339,570
Receivable for units sold	125	—	—	21	—

Total assets	14,010,041	832,205	—	482,490	339,570

Liabilities
Payable for units redeemed	—	—	—	—	—

	$14,010,041	$832,205	$—	$482,490	$339,570

Net Assets:
Deferred annuity contracts terminable by owners	$14,010,041	$832,205	$—	$482,490	$339,570

Total net assets	$14,010,041	$832,205	$—	$482,490	$339,570

Accumulation units outstanding:
M&E — 1.25% IRA Series	112,311	7,326	—	4,073	6,703

M&E — 1.30% IRA Annuity	478,233	—	—	—	—

M&E — 1.45% IRA Series	241,669	39,156	—	13,705	20,074

M&E — 1.60% IRA Series	8,751	794	—	477	818

M&E — 1.65% IRA Series	208,768	25,090	—	22,631	14,286

Accumulation unit value:
M&E — 1.25% IRA Series	$12.910346	$11.611025	$10.857662	$11.983273	$8.143708

M&E — 1.30% IRA Annuity	$14.056897	$—	$—	$—	$—

M&E — 1.45% IRA Series	$12.775450	$11.522131	$10.744289	$11.858079	$8.113732

M&E — 1.60% IRA Series	$12.675209	$11.455914	$10.660048	$11.765052	$8.091322

M&E — 1.65% IRA Series	$12.641971	$11.433929	$10.632112	$11.734203	$8.083862

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		The Putnam Fund	Putnam
	Pioneer Growth	for Growth and	International
	Opportunities	Income	Equity	Putnam Voyager	Seligman Capital
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,968.143	4,668.461	15,233.691	20,549.239	—

Cost	$41,527	$76,634	$363,378	$393,176	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$44,893	$55,928	$283,042	$405,436	$—
Receivable for units sold	—	—	—	26	—

Total assets	44,893	55,928	283,042	405,462	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$44,893	$55,928	$283,042	$405,462	$—

Net Assets:
Deferred annuity contracts terminable by owners	$44,893	$55,928	$283,042	$405,462	$—

Total net assets	$44,893	$55,928	$283,042	$405,462	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	—

M&E — 1.30% IRA Annuity	—	4,416	18,102	27,548	—

M&E — 1.45% IRA Series	—	—	—	—	—

M&E — 1.60% IRA Series	1,239	—	—	—	—

M&E — 1.65% IRA Series	2,728	—	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$11.334328	$—	$—	$—	$8.357087

M&E — 1.30% IRA Annuity	$—	$12.665060	$15.635964	$14.718231	$—

M&E — 1.45% IRA Series	$11.324897	$—	$—	$—	$8.309705

M&E — 1.60% IRA Series	$11.317833	$—	$—	$—	$8.274349

M&E — 1.65% IRA Series	$11.315480	$—	$—	$—	$8.262599

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

					Transamerica
	Seligman Smaller-	Templeton	Templeton	Transamerica	Growth
	Cap Value	Foreign	Growth	Equity	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	16,901.946	391,115.658	13,864.796	—	—

Cost	$279,264	$2,716,464	$320,948	$—	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$212,796	$2,561,808	$233,067	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	212,796	2,561,808	233,067	—	—

Liabilities
Payable for units redeemed	1	—	—	—	—

	$212,795	$2,561,808	$233,067	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$212,795	$2,561,808	$233,067	$—	$—

Total net assets	$212,795	$2,561,808	$233,067	$—	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	1,869	—	—	—

M&E — 1.30% IRA Annuity	11,897	102,234	14,878	—	—

M&E — 1.45% IRA Series	—	5,566	632	—	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	43,305	269	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$13.414321	$10.465854	$7.944464	$9.003372

M&E — 1.30% IRA Annuity	$17.887106	$18.526261	$15.039557	$—	$—

M&E — 1.45% IRA Series	$—	$13.274279	$10.356564	$7.915290	$8.970317

M&E — 1.60% IRA Series	$—	$13.170209	$10.275344	$7.893481	$8.945607

M&E — 1.65% IRA Series	$—	$13.135698	$10.248408	$7.886226	$8.937385

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Transamerica	Transamerica		Van Kampen
	Small/Mid Cap	Flexible Income	Van Kampen	Equity and	Van Kampen Mid
	Value	RTL	Comstock	Income	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	518.903	2,099.525	77,380.872	91,105.180	11,290.621

Cost	$4,925	$17,616	$1,082,348	$752,917	$221,021

Investments in mutual funds, Level 1 prices quoted at net asset value	$8,567	$17,762	$1,068,629	$709,709	$263,862
Receivable for units sold	—	—	—	—	—

Total assets	8,567	17,762	1,068,629	709,709	263,862

Liabilities
Payable for units redeemed	—	—	—	—	—

	$8,567	$17,762	$1,068,629	$709,709	$263,862

Net Assets:
Deferred annuity contracts terminable by owners	$8,567	$17,762	$1,068,629	$709,709	$263,862

Total net assets	$8,567	$17,762	$1,068,629	$709,709	$263,862

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	774	—	—

M&E — 1.30% IRA Annuity	—	—	63,192	46,322	27,693

M&E — 1.45% IRA Series	965	17,466	4,086	—	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	—	3,145	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.914964	$1.017234	$10.089199	$—	$—

M&E — 1.30% IRA Annuity	$—	$—	$15.649935	$15.321102	$9.527973

M&E — 1.45% IRA Series	$8.882214	$1.016968	$9.983747	$—	$—

M&E — 1.60% IRA Series	$8.857738	$1.016767	$9.905380	$—	$—

M&E — 1.65% IRA Series	$8.849596	$1.016700	$9.879395	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		AIM Mid Cap
	AIM Basic Value	Core Equity	AIM Constellation	AIM Charter
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$411	$555	$165	$3,320
Expenses:
Administrative, mortality and expense risk charges	376	5,381	565	34,933

Net investment income (loss)	35	(4,826)	(400)	(31,613)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	631	48,191	681	6,843,437
Cost of investments sold	1,228	55,459	891	6,573,001

Net realized capital gains (losses) on investments	(597)	(7,268)	(210)	270,436

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,421)	(15,319)	(17,390)	(58,321)
End of period	(12,524)	137,887	(8,820)	87,868

Net change in unrealized appreciation/depreciation of investments	9,897	153,206	8,570	146,189

Net realized and unrealized capital gains (losses) on investments	9,300	145,938	8,360	416,625

Increase (decrease) in net assets from operations	$9,335	$141,112	$7,960	$385,012

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Growth and	Large Cap	International	Small/Mid Cap
	Income	Growth	Value	Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,619	$—	$1,030	$665
Expenses:
Administrative, mortality and expense risk charges	8,193	9,662	1,058	3,691

Net investment income (loss)	(6,574)	(9,662)	(28)	(3,026)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,199,057	816,929	14,347	376,259
Cost of investments sold	2,009,015	756,202	30,410	586,444

Net realized capital gains (losses) on investments	190,042	60,727	(16,063)	(210,185)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(73,556)	(59,067)	(67,538)	(209,537)
End of period	28,798	199,800	(29,956)	37,398

Net change in unrealized appreciation/depreciation of investments	102,354	258,867	37,582	246,935

Net realized and unrealized capital gains (losses) on investments	292,396	319,594	21,519	36,750

Increase (decrease) in net assets from operations	$285,822	$309,932	$21,491	$33,724

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		Allianz CCM
	AllianceBernstein	Capital	Allianz NFJ	Allianz NFJ Small-
	Value	Appreciation	Dividend Value	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,522	$29	$4,067	$26,441
Expenses:
Administrative, mortality and expense risk charges	1,966	182	1,528	18,491

Net investment income (loss)	556	(153)	2,539	7,950

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	90,805	406	2,610	810,648
Cost of investments sold	108,517	618	5,061	1,312,977

Net realized capital gains (losses) on investments	(17,712)	(212)	(2,451)	(502,329)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(27,979)	(7,519)	(62,998)	(675,656)
End of period	23,319	(4,604)	(48,623)	113,997

Net change in unrealized appreciation/depreciation of investments	51,298	2,915	14,375	789,653

Net realized and unrealized capital gains (losses) on investments	33,586	2,703	11,924	287,324

Increase (decrease) in net assets from operations	$34,142	$2,550	$14,463	$295,274

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				American Funds
	Allianz NFJ	American Century	American Century	Bond Fund of
	Renaissance	Equity Income	Ultra®	America
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,295	$13,515	$—	$241,537
Expenses:
Administrative, mortality and expense risk charges	7,445	6,655	—	72,125

Net investment income (loss)	1,850	6,860	—	169,412

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	78,290	271,583	—	2,295,606
Cost of investments sold	181,521	357,775	—	2,767,628

Net realized capital gains (losses) on investments	(103,231)	(86,192)	—	(472,022)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(562,046)	(140,154)	—	(1,047,393)
End of period	(300,626)	(14,309)	—	(131,393)

Net change in unrealized appreciation/depreciation of investments	261,420	125,845	—	916,000

Net realized and unrealized capital gains (losses) on investments	158,189	39,653	—	443,978

Increase (decrease) in net assets from operations	$160,039	$46,513	$—	$613,390

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

			American Funds
	American Funds	American Funds	Investment	American Funds
	Growth Fund of	Income Fund of	Company of	EuroPacific
	America	America	America	Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$76,572	$194,524	$120,076	$81,349
Expenses:
Administrative, mortality and expense risk charges	121,592	51,364	63,259	55,193

Net investment income (loss)	(45,020)	143,160	56,817	26,156
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,806,749	530,173	505,067	1,077,223
Cost of investments sold	4,369,040	739,161	689,689	1,558,202

Net realized capital gains (losses) on investments	(1,562,291)	(208,988)	(184,622)	(480,979)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,183,703)	(1,779,722)	(2,232,178)	(2,088,702)
End of period	(204,508)	(890,481)	(998,893)	(522,420)

Net change in unrealized appreciation/depreciation of investments	3,979,195	889,241	1,233,285	1,566,282

Net realized and unrealized capital gains (losses) on investments	2,416,904	680,253	1,048,663	1,085,303

Increase (decrease) in net assets from operations	$2,371,884	$823,413	$1,105,480	$1,111,459

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				BlackRock
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental
	Value	Return	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$114,392	$20,489	$—	$15,183
Expenses:
Administrative, mortality and expense risk charges	41,106	5,306	—	38,982

Net investment income (loss)	73,286	15,183	—	(23,799)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	825	—	—
Proceeds from sales	4,993,246	107,634	—	1,380,558
Cost of investments sold	4,887,241	124,752	—	1,797,191

Net realized capital gains (losses) on investments	106,005	(16,293)	—	(416,633)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(646,198)	(61,482)	—	(968,067)
End of period	16,989	(6,467)	—	249,476

Net change in unrealized appreciation/depreciation of investments	663,187	55,015	—	1,217,543

Net realized and unrealized capital gains (losses) on investments	769,192	38,722	—	800,910

Increase (decrease) in net assets from operations	$842,478	$53,905	$—	$777,111

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		BlackRock		BlackRock
	BlackRock Global	International	BlackRock Small	Government
	SmallCap	Index	Cap Index	Income
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,828	$—	$157,949
Expenses:
Administrative, mortality and expense risk charges	1,176	1,197	—	47,258

Net investment income (loss)	(1,176)	631	—	110,691

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,511
Proceeds from sales	2,534	1,992	—	2,965,164
Cost of investments sold	4,149	2,693	—	3,031,350

Net realized capital gains (losses) on investments	(1,615)	(701)	—	(64,675)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(46,211)	(34,988)	(0)	19,581
End of period	(21,039)	(17,202)	(0)	(103,451)

Net change in unrealized appreciation/depreciation of investments	25,172	17,786	—	(123,032)

Net realized and unrealized capital gains (losses) on investments	23,557	17,085	—	(187,707)

Increase (decrease) in net assets from operations	$22,381	$17,716	$—	$(77,016)

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock
	International	BlackRock Global	BlackRock Global	BlackRock S&P
	Value	Allocation	Growth	500 Index
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,471	$146,906	$323	$25,473
Expenses:
Administrative, mortality and expense risk charges	965	91,130	351	16,152

Net investment income (loss)	506	55,776	(28)	9,321

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	100,453	1,580,826	93,286	230,138
Cost of investments sold	105,695	1,744,970	90,455	316,301

Net realized capital gains (losses) on investments	(5,242)	(164,144)	2,831	(86,163)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(30,202)	(1,311,749)	(9,454)	(470,099)
End of period	(6,132)	57,753	(3,518)	(94,099)

Net change in unrealized appreciation/depreciation of investments	24,070	1,369,502	5,936	376,000

Net realized and unrealized capital gains (losses) on investments	18,828	1,205,358	8,767	289,837

Increase (decrease) in net assets from operations	$19,334	$1,261,134	$8,739	$299,158

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Short-	BlackRock Large	BlackRock Large	BlackRock Large
	Term Bond	Cap Core	Cap Growth	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$487	$2,297	$5,187	$3,076
Expenses:
Administrative, mortality and expense risk charges	228	2,727	29,769	5,040

Net investment income (loss)	259	(430)	(24,582)	(1,964)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	355	14,566	853,115	129,684
Cost of investments sold	378	23,285	709,265	193,576

Net realized capital gains (losses) on investments	(23)	(8,719)	143,850	(63,892)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,654)	(119,206)	(51,877)	(164,992)
End of period	(446)	(72,759)	597,581	(57,450)

Net change in unrealized appreciation/depreciation of investments	1,208	46,447	649,458	107,542

Net realized and unrealized capital gains (losses) on investments	1,185	37,728	793,308	43,650

Increase (decrease) in net assets from operations	$1,444	$37,298	$768,726	$41,686

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn
	Opportunities	Realty Income	USA	International
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,634	$2,072	$—	$898
Expenses:
Administrative, mortality and expense risk charges	16,790	837	10,185	955

Net investment income (loss)	(15,156)	1,235	(10,185)	(57)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	187,548	8,164	286,485	5,524
Cost of investments sold	413,896	16,134	408,149	9,450

Net realized capital gains (losses) on investments	(226,348)	(7,970)	(121,664)	(3,926)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,213,543)	(33,357)	(191,688)	(41,496)
End of period	(664,511)	(10,369)	167,966	(13,727)

Net change in unrealized appreciation/depreciation of investments	549,032	22,988	359,654	27,769

Net realized and unrealized capital gains (losses) on investments	322,684	15,018	237,990	23,843

Increase (decrease) in net assets from operations	$307,528	$16,253	$227,805	$23,786

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Columbia Marsico	Davis New York		Dreyfus
	Growth	Venture	Delaware Trend	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,428	$36,831	$—	$2,807
Expenses:
Administrative, mortality and expense risk charges	25,645	55,801	4,749	11,933

Net investment income (loss)	(16,217)	(18,970)	(4,749)	(9,126)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,928,729	1,778,129	89,899	1,643,481
Cost of investments sold	3,774,648	2,387,690	167,986	2,424,505

Net realized capital gains (losses) on investments	(845,919)	(609,561)	(78,087)	(781,024)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,208,802)	(1,750,164)	(348,155)	(788,568)
End of period	19,570	95,153	(109,953)	22,265

Net change in unrealized appreciation/depreciation of investments	1,228,372	1,845,317	238,202	810,833

Net realized and unrealized capital gains (losses) on investments	382,453	1,235,756	160,115	29,809

Increase (decrease) in net assets from operations	$366,236	$1,216,786	$155,366	$20,683

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Eaton Vance	Eaton Vance	Federated Capital	Federated
	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$12,758	$12,978	$973
Expenses:
Administrative, mortality and expense risk charges	—	14,533	24,490	8,781

Net investment income (loss)	—	(1,775)	(11,512)	(7,808)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	209,589	315,406	190,977
Cost of investments sold	—	351,501	425,795	276,772

Net realized capital gains (losses) on investments	—	(141,912)	(110,389)	(85,795)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22)	(282,645)	(563,222)	(344,094)
End of period	(18)	58,587	(214,839)	(104,652)

Net change in unrealized appreciation/depreciation of investments	4	341,232	348,383	239,442

Net realized and unrealized capital gains (losses) on investments	4	199,320	237,994	153,647

Increase (decrease) in net assets from operations	$4	$197,545	$226,482	$145,839

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Fidelity
	Advisor Equity	Fidelity Advisor	Fidelity Advisor
	Growth	Mid Cap	Overseas	Janus Forty
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$148	$4,069	$—
Expenses:
Administrative, mortality and expense risk charges	12,365	1,057	3,917	23,590

Net investment income (loss)	(12,365)	(909)	152	(23,590)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	14	573	—
Proceeds from sales	2,291,088	69,267	57,527	762,201
Cost of investments sold	3,434,007	118,429	77,609	901,659

Net realized capital gains (losses) on investments	(1,142,919)	(49,148)	(19,509)	(139,458)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,129,660)	(98,947)	(95,026)	(610,771)
End of period	(2,037)	(21,436)	(2,454)	47,822
Net change in unrealized appreciation/depreciation of investments	1,127,623	77,511	92,572	658,593

Net realized and unrealized capital gains (losses) on investments	(15,296)	28,363	73,063	519,135

Increase (decrease) in net assets from operations	$(27,661)	$27,454	$73,215	$495,545

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		JPMorgan Multi-Cap	JPMorgan Small Cap	Lord Abbett
	Janus Enterprise	Market Neutral	Growth	Affiliated
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2,041
Expenses:
Administrative, mortality and expense risk charges	2,577	605	—	8,639

Net investment income (loss)	(2,577)	(605)	—	(6,598)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	38,850	1,890	—	1,314,398
Cost of investments sold	32,093	2,064	—	1,456,046

Net realized capital gains (losses) on investments	6,757	(174)	—	(141,648)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(1,410)	—	(328,747)
End of period	78,405	(1,205)	—	3,087

Net change in unrealized appreciation/depreciation of investments	78,405	205	—	331,834

Net realized and unrealized capital gains (losses) on investments	85,162	31	—	190,186

Increase (decrease) in net assets from operations	$82,585	$(574)	$—	$183,588

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Lord Abbett	Lord Abbett Mid-Cap	Ready Assets Prime
	Bond-Debenture Fund	Value	Money Market	MFS® Core Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$58,690	$12,591	$6,372	$33
Expenses:
Administrative, mortality and expense risk charges	9,986	27,114	29,654	5,426

Net investment income (loss)	48,704	(14,523)	(23,282)	(5,393)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	8	—
Proceeds from sales	154,080	440,916	2,208,755	1,264,662
Cost of investments sold	180,758	917,630	2,208,766	1,233,944

Net realized capital gains (losses) on investments	(26,678)	(476,714)	(3)	30,718

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(227,157)	(1,789,980)	(11)	(78,529)
End of period	(29,177)	(842,397)	—	28,060

Net change in unrealized appreciation/depreciation of investments	197,980	947,583	11	106,589

Net realized and unrealized capital gains (losses) on investments	171,302	470,869	8	137,307

Increase (decrease) in net assets from operations	$220,006	$456,346	$(23,274)	$131,914

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	MFS® Research		Oppenheimer Capital
	International	MFS® Mid Cap Growth	Appreciation	Oppenheimer Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$6,737	$—	$—	$1,128
Expenses:
Administrative, mortality and expense risk charges	7,393	3,177	1,002	2,422

Net investment income (loss)	(656)	(3,177)	(1,002)	(1,294)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	677,677	56,810	236,154	25,160
Cost of investments sold	705,693	72,519	240,045	46,098

Net realized capital gains (losses) on investments	(28,016)	(15,709)	(3,891)	(20,938)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(107,778)	(133,377)	(8,897)	(138,838)
End of period	155,170	(30,236)	(2,880)	(56,897)

Net change in unrealized appreciation/depreciation of investments	262,948	103,141	6,017	81,941

Net realized and unrealized capital gains (losses) on investments	234,932	87,432	2,126	61,003

Increase (decrease) in net assets from operations	$234,276	$84,255	$1,124	$59,709

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				PIMCO
	Oppenheimer	Oppenheimer Main	Oppenheimer Quest	CommodityRealReturn
	Main Street	Street Small Cap	Opportunity Value	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,273	$10	$—	$50,262
Expenses:
Administrative, mortality and expense risk charges	4,198	158	11,647	11,662

Net investment income (loss)	(1,925)	(148)	(11,647)	38,600

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	10,122
Proceeds from sales	443,444	43,260	1,974,819	264,238
Cost of investments sold	521,648	46,892	1,855,757	563,843

Net realized capital gains (losses) on investments	(78,204)	(3,632)	119,062	(289,483)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(151,306)	2,374	(25,911)	(632,404)
End of period	37,153	(36)	14,853	(128,096)

Net change in unrealized appreciation/depreciation of investments	188,459	(2,410)	40,764	504,308

Net realized and unrealized capital gains (losses) on investments	110,255	(6,042)	159,826	214,825

Increase (decrease) in net assets from operations	$108,330	$(6,190)	$148,179	$253,425

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	PIMCO Low			Pioneer Emerging
	Duration	PIMCO Real Return	PIMCO Total Return	Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$884	$44,150	$779,498	$1,249
Expenses:
Administrative, mortality and expense risk charges	399	20,509	207,451	7,884

Net investment income (loss)	485	23,641	572,047	(6,635)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	25	—	140,338	—
Proceeds from sales	2,933	914,556	8,043,222	174,361
Cost of investments sold	3,004	966,624	8,118,527	222,712

Net realized capital gains (losses) on investments	(46)	(52,068)	65,033	(48,351)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(876)	(206,624)	(404,664)	(205,250)
End of period	1,578	45,623	588,212	124,605

Net change in unrealized appreciation/depreciation of investments	2,454	252,247	992,876	329,855

Net realized and unrealized capital gains (losses) on investments	2,408	200,179	1,057,909	281,504

Increase (decrease) in net assets from operations	$2,893	$223,820	$1,629,956	$274,869

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

			Pioneer Real Estate	Pioneer Growth
	Pioneer	Pioneer High Yield	Shares	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$21,357	$11,397	$—
Expenses:
Administrative, mortality and expense risk charges	—	4,987	4,553	242

Net investment income (loss)	—	16,370	6,844	(242)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	160,687	136,731	390
Cost of investments sold	—	191,156	202,420	373

Net realized capital gains (losses) on investments	—	(30,469)	(65,689)	17

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(82,707)	(108,859)	—
End of period	—	78,441	73,260	3,366

Net change in unrealized appreciation/depreciation of investments	—	161,148	182,119	3,366

Net realized and unrealized capital gains (losses) on investments	—	130,679	116,430	3,383

Increase (decrease) in net assets from operations	$—	$147,049	$123,274	$3,141

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	The Putnam	Putnam
	Fund for Growth and	International
	Income	Equity	Putnam Voyager	Seligman Capital
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$521	$6,525	$47,558	$—
Expenses:
Administrative, mortality and expense risk charges	505	3,294	34,201	—

Net investment income (loss)	16	3,231	13,357	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,346	69,587	5,176,675	—
Cost of investments sold	12,036	98,859	3,854,043	—

Net realized capital gains (losses) on investments	(5,690)	(29,272)	1,322,632	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(36,051)	(162,163)	(1,425)	—
End of period	(20,706)	(80,336)	12,260	—

Net change in unrealized appreciation/depreciation of investments	15,345	81,827	13,685	—

Net realized and unrealized capital gains (losses) on investments	9,655	52,555	1,336,317	—

Increase (decrease) in net assets from operations	$9,671	$55,786	$1,349,674	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Seligman
	Smaller-Cap Value	Templeton Foreign	Templeton Growth	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$33,526	$3,601	$—
Expenses:
Administrative, mortality and expense risk charges	2,374	28,532	2,650	—

Net investment income (loss)	(2,374)	4,994	951	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	37,525	741,453	20,575	—
Cost of investments sold	63,289	1,637,001	35,904	—

Net realized capital gains (losses) on investments	(25,764)	(895,548)	(15,329)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(151,976)	(1,904,621)	(155,224)	—
End of period	(66,468)	(154,656)	(87,881)	—

Net change in unrealized appreciation/depreciation of investments	85,508	1,749,965	67,343	—

Net realized and unrealized capital gains (losses) on investments	59,744	854,417	52,014	—

Increase (decrease) in net assets from operations	$57,370	$859,411	$52,965	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica
	Growth	Transamerica	Transamerica Flexible
	Opportunities	Small/Mid Cap Value	Income RTL	Van Kampen Comstock
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$163	$10,579
Expenses:
Administrative, mortality and expense risk charges	—	91	33	9,128

Net investment income (loss)	—	(91)	130	1,451

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	1,946	55	190,059
Cost of investments sold	—	1,293	55	318,128

Net realized capital gains (losses) on investments	—	653	—	(128,069)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	0	—	(301,328)
End of period	—	3,642	146	(13,719)

Net change in unrealized appreciation/depreciation of investments	—	3,642	146	287,609

Net realized and unrealized capital gains (losses) on investments	—	4,295	146	159,540

Increase (decrease) in net assets from operations	$—	$4,204	$276	$160,991

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Van Kampen	Van Kampen Mid Cap
	Equity and Income	Growth
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$12,163	$—
Expenses:
Administrative, mortality and expense risk charges	7,283	3,745

Net investment income (loss)	4,880	(3,745)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	77,614	147,547
Cost of investments sold	104,455	151,392

Net realized capital gains (losses) on investments	(26,841)	(3,845)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(180,124)	(97,061)
End of period	(43,208)	42,841

Net change in unrealized appreciation/depreciation of investments	136,916	139,902

Net realized and unrealized capital gains (losses) on investments	110,075	136,057

Increase (decrease) in net assets from operations	$114,955	$132,312

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM Basic Value		AIM Mid Cap Core Equity		AIM Constellation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$35	$(488)	$(4,826)	$(128)	$(400)	$(694)
Net realized capital gains (losses) on investments	(597)	483	(7,268)	1,229	(210)	838
Net change in unrealized appreciation/ depreciation of investments	9,897	(22,805)	153,206	(13,377)	8,570	(30,532)

Increase (decrease) in net assets from operations	9,335	(22,810)	141,112	(12,276)	7,960	(30,388)

Contract transactions
Net contract purchase payments	1	—	411	—	1	—
Transfer payments from (to) other subaccounts or general account	—	398	556,851	35,416	2,987	(5,112)
Contract terminations, withdrawals, and other deductions	—	(1,422)	(24,443)	172	—	(163)
Contract maintenance charges	(256)	(184)	(3,430)	(148)	(242)	(243)

Increase (decrease) in net assets from contract transactions	(255)	(1,208)	529,389	35,440	2,746	(5,518)

Net increase (decrease) in net assets	9,080	(24,018)	670,501	23,164	10,706	(35,906)

Net assets:
Beginning of the period	19,136	43,154	33,472	10,308	42,022	77,928

End of the period	$28,216	$19,136	$703,973	$33,472	$52,728	$42,022

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AllianceBernstein Growth and		AllianceBernstein Large Cap
	AIM Charter		Income		Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(31,613)	$2,094	$(6,574)	$154	$(9,662)	$(4,175)
Net realized capital gains (losses) on investments	270,436	(844)	190,042	(4,228)	60,727	(83,901)
Net change in unrealized appreciation/ depreciation of investments	146,189	(62,488)	102,354	(66,240)	258,867	(77,575)

Increase (decrease) in net assets from operations	385,012	(61,238)	285,822	(70,314)	309,932	(165,651)

Contract transactions
Net contract purchase payments	2,697	—	2,089	674	1	—
Transfer payments from (to) other subaccounts or general account	(4,625,788)	5,265,376	(233,900)	17,182	6,313,556	(613,099)
Contract terminations, withdrawals, and other deductions	(188,647)	(3,699)	(30,002)	(9,016)	(30,800)	(6,573)
Contract maintenance charges	(8,601)	(7,368)	(3,349)	(635)	(10,986)	(805)

Increase (decrease) in net assets from contract transactions	(4,820,339)	5,254,309	(265,162)	8,205	6,271,771	(620,477)

Net increase (decrease) in net assets	(4,435,327)	5,193,071	20,660	(62,109)	6,581,703	(786,128)

Net assets:
Beginning of the period	5,221,797	28,726	104,560	166,669	127,966	914,094

End of the period	$786,470	$5,221,797	$125,220	$104,560	$6,709,669	$127,966

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein International		AllianceBernstein Small/Mid
	Value		Cap Value		AllianceBernstein Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(28)	$(1,321)	(3,026)	$(5,493)	$556	$1,234
Net realized capital gains (losses) on investments	(16,063)	(4,628)	(210,185)	(112,031)	(17,712)	(81,748)
Net change in unrealized appreciation/ depreciation of investments	37,582	(60,747)	246,935	(136,374)	51,298	(12,979)

Increase (decrease) in net assets from operations	21,491	(66,696)	33,724	(253,898)	34,142	(93,493)

Contract transactions
Net contract purchase payments	—	—	4,734	5,515	4,125	—
Transfer payments from (to) other subaccounts or general account	129	41,692	(206,233)	(52,392)	72,982	(83,413)
Contract terminations, withdrawals, and other deductions	(3,330)	(1,754)	(2,618)	(16,965)	—	(1,862)
Contract maintenance charges	(818)	(287)	(2,344)	(2,365)	(1,163)	(1,048)

Increase (decrease) in net assets from contract transactions	(4,019)	39,651	(206,461)	(66,207)	75,944	(86,323)

Net increase (decrease) in net assets	17,472	(27,045)	(172,737)	(320,105)	110,086	(179,816)

Net assets:
Beginning of the period	65,262	92,307	399,900	720,005	48,786	228,602

End of the period	$82,734	$65,262	227,163	$399,900	$158,872	$48,786

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Allianz CCM Capital
	Appreciation		Allianz NFJ Dividend Value		Allianz NFJ Small-Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(153)	$(221)	$2,539	$1,774	$7,950	$1,390
Net realized capital gains (losses) on investments	(212)	(66)	(2,451)	4,719	(502,329)	92,635
Net change in unrealized appreciation/ depreciation of investments	2,915	(7,853)	14,375	(60,968)	789,653	(613,122)

Increase (decrease) in net assets from operations	2,550	(8,140)	14,463	(54,475)	295,274	(519,097)

Contract transactions
Net contract purchase payments	2	—	1	—	14,965	2,132
Transfer payments from (to) other subaccounts or general account	1,099	1,897	11,378	77,424	(209,285)	155,318
Contract terminations, withdrawals, and other deductions	(229)	(179)	—	(80)	(46,714)	(35,526)
Contract maintenance charges	(182)	—	(908)	(513)	(7,893)	(7,648)

Increase (decrease) in net assets from contract transactions	690	1,718	10,471	76,831	(248,927)	114,276

Net increase (decrease) in net assets	3,240	(6,422)	24,934	22,356	46,347	(404,821)

Net assets:
Beginning of the period	11,450	17,872	100,921	78,565	1,385,892	1,790,713

End of the period	$14,690	$11,450	$125,855	$100,921	$1,432,239	$1,385,892

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			American Century Equity
	Allianz NFJ Renaissance		Income		American Century Ultra®
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,850	$(467)	$6,860	$12,476	$—	$—
Net realized capital gains (losses) on investments	(103,231)	(39,449)	(86,192)	(121,083)	—	—
Net change in unrealized appreciation/depreciation of investments	261,420	(347,660)	125,845	(70,223)	—	—

Increase (decrease) in net assets from operations	160,039	(387,576)	46,513	(178,830)	—	—

Contract transactions
Net contract purchase payments	1,256	2,107	2	362	—	—
Transfer payments from (to) other subaccounts or general account	(49,648)	(7,934)	(123,849)	(446,272)	—	—
Contract terminations, withdrawals, and other deductions	(19,736)	(8,985)	(60,257)	(22,543)	—	—
Contract maintenance charges	(1,469)	(1,800)	(2,562)	(2,785)	—	—

Increase (decrease) in net assets from contract transactions	(69,597)	(16,612)	(186,666)	(471,238)	—	—

Net increase (decrease) in net assets	90,442	(404,188)	(140,153)	(650,068)	—	—

Net assets:
Beginning of the period	566,222	970,410	588,498	1,238,566	—	—

End of the period	656,664	$566,222	$448,345	$588,498	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Bond Fund of		American Funds EuroPacific		American Funds Growth Fund of
	America		Growth		America
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$169,412	$294,119	$26,156	$11,946	$(45,020)	$(74,746)
Net realized capital gains (losses) on investments	(472,022)	(213,606)	(480,979)	58,586	(1,562,291)	20,400
Net change in unrealized appreciation/depreciation of investments	916,000	(968,645)	1,566,282	(2,454,352)	3,979,195	(6,071,628)

Increase (decrease) in net assets from operations	613,390	(888,132)	1,111,459	(2,383,820)	2,371,884	(6,125,974)

Contract transactions
Net contract purchase payments	7,165	69,809	8,305	62,032	46,471	138,578
Transfer payments from (to) other subaccounts or general account	(1,219,958)	24,748	1,194,476	241,674	(2,068,465)	710,523
Contract terminations, withdrawals, and other deductions	(241,246)	(205,888)	(232,809)	(192,896)	(303,149)	(522,740)
Contract maintenance charges	(38,575)	(24,736)	(37,067)	(15,004)	(58,128)	(50,508)

Increase (decrease) in net assets from contract transactions	(1,492,614)	(136,067)	932,905	95,806	(2,383,271)	275,853

Net increase (decrease) in net assets	(879,224)	(1,024,199)	2,044,364	(2,288,014)	(11,387)	(5,850,121)

Net assets:
Beginning of the period	5,805,259	6,829,458	3,377,425	5,665,439	9,799,803	15,649,924

End of the period	$4,926,035	$5,805,259	$5,421,789	$3,377,425	$9,788,416	$9,799,803

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Income Fund		American Funds Investment
	of America		Company of America		BlackRock Basic Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$143,160	$178,023	$56,817	$67,600	$73,286	$21,835
Net realized capital gains (losses) on investments	(208,988)	(127,216)	(184,622)	(14,525)	106,005	(698,054)
Net change in unrealized appreciation/depreciation of investments	889,241	(1,740,261)	1,233,285	(2,659,841)	663,187	(372,255)

Increase (decrease) in net assets from operations	823,413	(1,689,454)	1,105,480	(2,606,766)	842,478	(1,048,474)

Contract transactions
Net contract purchase payments	15,923	35,816	27,050	112,148	2,807	20,342
Transfer payments from (to) other subaccounts or general account	(102,480)	(260,268)	(97,097)	(672,958)	386,964	562,762
Contract terminations, withdrawals, and other deductions	(177,206)	(191,611)	(220,142)	(317,239)	(206,587)	(73,572)
Contract maintenance charges	(25,115)	(20,245)	(30,245)	(23,770)	(19,210)	(8,271)

Increase (decrease) in net assets from contract transactions	(288,878)	(436,308)	(320,434)	(901,819)	163,974	501,261

Net increase (decrease) in net assets	534,535	(2,125,762)	785,046	(3,508,585)	1,006,452	(547,213)

Net assets:
Beginning of the period	3,759,084	5,884,846	4,576,036	8,084,621	1,599,655	2,146,868

End of the period	$4,293,619	$3,759,084	$5,361,082	$4,576,036	$2,606,107	$1,599,655

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					BlackRock Fundamental
	BlackRock Total Return		BlackRock High Income		Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$15,183	$40,911	$—	$—	$(23,799)	$(74,887)
Net realized capital gains (losses) on investments	(16,293)	(53,011)	—	—	(416,633)	(373,104)
Net change in unrealized appreciation/depreciation of investments	55,015	(65,787)	—	—	1,217,543	(1,101,296)

Increase (decrease) in net assets from operations	53,905	(77,887)	—	—	777,111	(1,549,287)

Contract transactions
Net contract purchase payments	1,530	2,805	—	—	9,887	34,375
Transfer payments from (to) other subaccounts or general account	25,728	(2,103,597)	—	—	(167,236)	1,187,504
Contract terminations, withdrawals, and other deductions	(18,821)	(20,702)	—	—	(217,272)	(258,386)
Contract maintenance charges	(3,070)	(2,702)	—	—	(23,663)	(20,902)

Increase (decrease) in net assets from contract transactions	5,367	(2,124,196)	—	—	(398,284)	942,591

Net increase (decrease) in net assets	59,272	(2,202,083)	—	—	378,827	(606,696)

Net assets:
Beginning of the period	339,435	2,541,518	—	—	2,594,995	3,201,691

End of the period	$398,707	$339,435	$—	$—	$2,973,822	$2,594,995

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			BlackRock International
	BlackRock Global SmallCap		Index		BlackRock Small Cap Index
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(1,176)	$(1,442)	$631	$535	$—	$—
Net realized capital gains (losses) on investments	(1,615)	7,245	(701)	228	—	—
Net change in unrealized appreciation/depreciation of investments	25,172	(49,988)	17,786	(53,808)	—	—

Increase (decrease) in net assets from operations	22,381	(44,185)	17,716	(53,045)	—	—

Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—	—	—
Contract terminations, withdrawals, and other deductions	(536)	(267)	—	(283)	—	—
Contract maintenance charges	(823)	(565)	(795)	(566)	—	—

Increase (decrease) in net assets from contract transactions	(1,359)	(832)	(795)	(849)	—	—

Net increase (decrease) in net assets	21,022	(45,017)	16,921	(53,894)	—	—

Net assets:
Beginning of the period	69,665	114,682	68,945	122,839	—	—

End of the period	$90,687	$69,665	$85,866	$68,945	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Government Income		BlackRock International Value		BlackRock Global Allocation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$110,691	$11,519	$506	$(100)	$55,776	$224,193
Net realized capital gains (losses) on investments	(64,675)	18,823	(5,242)	(13,771)	(164,144)	(436,669)
Net change in unrealized appreciation/depreciation of investments	(123,032)	12,580	24,070	(23,619)	1,369,502	(2,061,396)

Increase (decrease) in net assets from operations	(77,016)	42,922	19,334	(37,490)	1,261,134	(2,273,872)

Contract transactions
Net contract purchase payments	6,459	500	—	—	7,125	47,536
Transfer payments from (to) other subaccounts or general account	2,752,078	53,041	(2,366)	6,965	1,447,482	(1,102,311)
Contract terminations, withdrawals, and other deductions	(197,202)	(46,318)	(2,914)	968	(184,904)	(359,788)
Contract maintenance charges	(22,445)	(1,646)	(262)	—	(43,396)	(30,634)

Increase (decrease) in net assets from contract transactions	2,538,890	5,577	(5,542)	7,933	1,226,307	(1,445,197)

Net increase (decrease) in net assets	2,461,874	48,499	13,792	(29,557)	2,487,441	(3,719,069)

Net assets:
Beginning of the period	350,078	301,579	49,117	78,674	5,323,456	9,042,525

End of the period	$2,811,952	$350,078	$62,909	$49,117	$7,810,897	$5,323,456

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Global Growth		BlackRock S&P 500 Index		BlackRock Short-Term Bond
	Subaccount		Subaccount		Subaccount
	2009	2008(1)	2009	2008	2009	2008

Operations
Net investment income (loss)	$(28)	$(82)	$9,321	$(18,390)	$259	$407
Net realized capital gains (losses) on investments	2,831	(89)	(86,163)	(643,330)	(23)	(481)
Net change in unrealized appreciation/depreciation of investments	5,936	(9,454)	376,000	(450,322)	1,208	(1,299)

Increase (decrease) in net assets from operations	8,739	(9,625)	299,158	(1,112,042)	1,444	(1,373)

Contract transactions
Net contract purchase payments	1	—	7,784	7,630	1	—
Transfer payments from (to) other subaccounts or general account	55,002	22,651	346,479	528,098	(3)	(20,144)
Contract terminations, withdrawals, and other deductions	—	(26)	(29,719)	(212,924)	—	(41)
Contract maintenance charges	(165)	(53)	(7,502)	(15,145)	(129)	(103)

Increase (decrease) in net assets from contract transactions	54,838	22,572	317,042	307,659	(131)	(20,288)

Net increase (decrease) in net assets	63,577	12,947	616,200	(804,383)	1,313	(21,661)

Net assets:
Beginning of the period	12,947	—	1,034,082	1,838,465	13,223	34,884

End of the period	$76,524	$12,947	$1,650,282	$1,034,082	$14,536	$13,223

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Large Cap Core		BlackRock Large Cap Growth		BlackRock Large Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(430)	$(3,904)	$(24,582)	$(4,716)	$(1,964)	$(3,926)
Net realized capital gains (losses) on investments	(8,719)	(19,352)	143,850	(51,800)	(63,892)	(8,139)
Net change in unrealized appreciation/depreciation of investments	46,447	(105,312)	649,458	(81,566)	107,542	(169,628)

Increase (decrease) in net assets from operations	37,298	(128,568)	768,726	(138,082)	41,686	(181,693)

Contract transactions
Net contract purchase payments	826	4,008	7,394	—	1	—
Transfer payments from (to) other subaccounts or general account	4,174	(42,636)	1,720,298	(86,781)	7,993	22,042
Contract terminations, withdrawals, and other deductions	(4,127)	(2,454)	(126,719)	(413)	(2,473)	(4,525)
Contract maintenance charges	(2,072)	(1,353)	(18,572)	(1,642)	(3,041)	(1,668)

Increase (decrease) in net assets from contract transactions	(1,199)	(42,435)	1,582,401	(88,836)	2,480	15,849

Net increase (decrease) in net assets	36,099	(171,003)	2,351,127	(226,918)	44,166	(165,844)

Net assets:
Beginning of the period	191,410	362,413	117,582	344,500	320,645	486,489

End of the period	$227,509	$191,410	$2,468,709	$117,582	$364,811	$320,645

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Value Opportunities		Cohen & Steers Realty Income		Columbia Acorn USA
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(15,156)	$(24,372)	$1,235	$4,990	$(10,185)	$(5,834)
Net realized capital gains (losses) on investments	(226,348)	(172,082)	(7,970)	(297,228)	(121,664)	(12,749)
Net change in unrealized appreciation/depreciation of investments	549,032	(690,087)	22,988	295,883	359,654	(158,648)

Increase (decrease) in net assets from operations	307,528	(886,541)	16,253	3,645	227,805	(177,231)

Contract transactions
Net contract purchase payments	2	2,279	—	3,494	1,076	—
Transfer payments from (to) other subaccounts or general account	(81,788)	(40,292)	(6,850)	(763,207)	(89,757)	369,242
Contract terminations, withdrawals, and other deductions	(37,363)	(139,820)	—	(14,031)	(39,743)	(3,155)
Contract maintenance charges	(5,355)	(5,903)	(476)	(1,115)	(6,833)	(1,687)

Increase (decrease) in net assets from contract transactions	(124,504)	(183,736)	(7,326)	(774,859)	(135,257)	364,400

Net increase (decrease) in net assets	183,024	(1,070,277)	8,927	(771,214)	92,548	187,169

Net assets:
Beginning of the period	1,251,135	2,321,412	59,765	830,979	616,297	429,128

End of the period	$1,434,159	$1,251,135	$68,692	$59,765	$708,845	$616,297

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Columbia Acorn
	International		Columbia Marsico Growth		Davis New York Venture
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(57)	$(1,152)	$(16,217)	$(48,228)	$(18,970)	$(22,113)
Net realized capital gains (losses) on investments	(3,926)	(2,243)	(845,919)	(119,236)	(609,561)	(1,081,057)
Net change in unrealized appreciation/depreciation of investments	27,769	(43,624)	1,228,372	(1,548,358)	1,845,317	(1,785,265)

Increase (decrease) in net assets from operations	23,786	(47,019)	366,236	(1,715,822)	1,216,786	(2,888,435)

Contract transactions
Net contract purchase payments	—	—	7,072	50,709	3,064	8,009
Transfer payments from (to) other subaccounts or general account	(687)	24,150	(2,770,488)	446,729	6,303,840	(11,842)
Contract terminations, withdrawals, and other deductions	(1,787)	(2,283)	(94,967)	(139,362)	(210,043)	(156,521)
Contract maintenance charges	(678)	(469)	(17,654)	(10,274)	(30,809)	(21,260)

Increase (decrease) in net assets from contract transactions	(3,152)	21,398	(2,876,037)	347,802	6,066,052	(181,614)

Net increase (decrease) in net assets	20,634	(25,621)	(2,509,801)	(1,368,020)	7,282,838	(3,070,049)

Net assets:
Beginning of the period	51,715	77,336	2,598,446	3,966,466	3,283,019	6,353,068

End of the period	$72,349	$51,715	$88,645	$2,598,446	$10,565,857	$3,283,019

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Delaware Trend		Dreyfus Appreciation		Eaton Vance Floating-Rate
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(4,749)	$(6,337)	$(9,126)	$6,841	$—	$189
Net realized capital gains (losses) on investments	(78,087)	(10,207)	(781,024)	(16,250)	—	(489)
Net change in unrealized appreciation/depreciation of investments	238,202	(270,321)	810,833	(759,427)	4	149

Increase (decrease) in net assets from operations	155,366	(286,865)	20,683	(768,836)	4	(151)

Contract transactions
Net contract purchase payments	—	—	4,344	25,748	—	—
Transfer payments from (to) other subaccounts or general account	(64,240)	41,527	(1,461,964)	362,660	(4)	(9,602)
Contract terminations, withdrawals, and other deductions	(17,005)	(25,723)	(46,209)	(81,504)	—	(108)
Contract maintenance charges	(2,013)	(2,164)	(8,615)	(5,380)	—	(1)

Increase (decrease) in net assets from contract transactions	(83,258)	13,640	(1,512,444)	301,524	(4)	(9,711)

Net increase (decrease) in net assets	72,108	(273,225)	(1,491,761)	(467,312)	—	(9,862)

Net assets:
Beginning of the period	341,265	614,490	1,587,378	2,054,690	—	9,862

End of the period	$413,373	$341,265	$95,617	$1,587,378	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Eaton Vance Large-Cap Value		Federated Capital Appreciation		Federated Kaufmann
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,775)	$(148)	$(11,512)	$(12,941)	$(7,808)	$(13,556)
Net realized capital gains (losses) on investments	(141,912)	(126,859)	(110,389)	(68,045)	(85,795)	(58,416)
Net change in unrealized appreciation/ depreciation of investments	341,232	(282,704)	348,383	(559,953)	239,442	(354,139)

Increase (decrease) in net assets from operations	197,545	(409,711)	226,482	(640,939)	145,839	(426,111)

Contract transactions
Net contract purchase payments	1,551	14,171	4,501	25,747	941	10,444
Transfer payments from (to) other subaccounts or general account	951,135	103,267	379,582	290,840	(108,071)	(293,201)
Contract terminations, withdrawals, and other deductions	(57,443)	(42,515)	(99,932)	(79,041)	(20,832)	(27,187)
Contract maintenance charges	(9,218)	(2,661)	(16,001)	(5,461)	(5,867)	(3,037)

Increase (decrease) in net assets from contract transactions	886,025	72,262	268,150	232,085	(133,829)	(312,981)

Net increase (decrease) in net assets	1,083,570	(337,449)	494,632	(408,854)	12,010	(739,092)

Net assets:
Beginning of the period	707,865	1,045,314	1,501,926	1,910,780	524,902	1,263,994

End of the period	$1,791,435	$707,865	$1,996,558	$1,501,926	$536,912	$524,902

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity Advisor Equity Growth		Fidelity Advisor Mid Cap		Fidelity Advisor Overseas
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(12,365)	$(52,895)	$(909)	$(1,896)	$152	$3,223
Net realized capital gains (losses) on investments	(1,142,919)	(1,975,670)	(49,148)	105	(19,509)	(135,738)
Net change in unrealized appreciation/depreciation of investments	1,127,623	(1,215,609)	77,511	(95,642)	92,572	(138,705)

Increase (decrease) in net assets from operations	(27,661)	(3,244,174)	27,454	(97,433)	73,215	(271,220)

Contract transactions
Net contract purchase payments	3,137	27,129	1	—	—	—
Transfer payments from (to) other subaccounts or general account	(2,233,135)	(1,973,063)	(68,105)	(10,277)	(45,788)	101,967
Contract terminations, withdrawals, and other deductions	(36,957)	(254,161)	—	(1)	(559)	(12,456)
Contract maintenance charges	(1,860)	(17,212)	(108)	(252)	(1,359)	(1,791)

Increase (decrease) in net assets from contract transactions	(2,268,815)	(2,217,307)	(68,212)	(10,530)	(47,706)	87,720

Net increase (decrease) in net assets	(2,296,476)	(5,461,481)	(40,758)	(107,963)	25,509	(183,500)

Net assets:
Beginning of the period	2,536,933	7,998,414	85,928	193,891	286,702	470,202

End of the period	$240,457	$2,536,933	$45,170	$85,928	$312,211	$286,702

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Janus	JPMorgan Multi-Cap
	Janus Forty		Enterprise	Market Neutral
	Subaccount		Subaccount	Subaccount
	2009	2008	2009(1)	2009	2008

Operations
Net investment income (loss)	$(23,590)	$(56,364)	$(2,577)	$(605)	$(228)
Net realized capital gains (losses) on investments	(139,458)	(330,271)	6,757	(174)	(579)
Net change in unrealized appreciation/depreciation of investments	658,593	(1,426,322)	78,405	205	301

Increase (decrease) in net assets from operations	495,545	(1,812,957)	82,585	(574)	(506)

Contract transactions
Net contract purchase payments	3,419	60,367	62	—	—
Transfer payments from (to) other subaccounts or general account	945,971	(1,704,401)	288,643	72,153	25,122
Contract terminations, withdrawals, and other deductions	(107,807)	(161,099)	(12,058)	(138)	(1,754)
Contract maintenance charges	(15,351)	(11,282)	(1,567)	(507)	(186)

Increase (decrease) in net assets from contract transactions	826,232	(1,816,415)	275,080	71,508	23,182

Net increase (decrease) in net assets	1,321,777	(3,629,372)	357,665	70,934	22,676

Net assets:
Beginning of the period	1,110,739	4,740,111	—	44,420	21,744

End of the period	$2,432,516	$1,110,739	$357,665	$115,354	$44,420

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	JPMorgan				Lord Abbett
	Small Cap Growth		Lord Abbett Affiliated		Bond-Debenture Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$—	$—	$(6,598)	$1,856	$48,704	$49,801
Net realized capital gains (losses) on investments	—	—	(141,648)	(133,453)	(26,678)	(21,672)
Net change in unrealized appreciation/depreciation of investments	—	—	331,834	(247,402)	197,980	(222,689)

Increase (decrease) in net assets from operations	—	—	183,588	(378,999)	220,006	(194,560)

Contract transactions
Net contract purchase payments	—	—	1,460	13,781	3,000	—
Transfer payments from (to) other subaccounts or general account	—	—	(672,822)	(143,554)	(79,559)	(60,376)
Contract terminations, withdrawals, and other deductions	—	—	(34,509)	(34,789)	(20,661)	(22,634)
Contract maintenance charges	—	—	(5,755)	(2,232)	(3,623)	(3,277)

Increase (decrease) in net assets from contract transactions	—	—	(711,626)	(166,794)	(100,843)	(86,287)

Net increase (decrease) in net assets	—	—	(528,038)	(545,793)	119,163	(280,847)

Net assets:
Beginning of the period	—	—	549,518	1,095,311	671,421	952,268

End of the period	$—	$—	$21,480	$549,518	$790,584	$671,421

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Lord Abbett		Ready Assets
	Mid-Cap Value		Prime Money Market		MFS® Core Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(14,523)	$6,347	$(23,282)	$36,563	$(5,393)	$(20,309)
Net realized capital gains (losses) on investments	(476,714)	(417,679)	(3)	—	30,718	(691,487)
Net change in unrealized appreciation/depreciation of investments	947,583	(1,062,313)	11	—	106,589	(126,565)

Increase (decrease) in net assets from operations	456,346	(1,473,645)	(23,274)	36,563	131,914	(838,361)

Contract transactions
Net contract purchase payments	28,665	10,942	144,202	782,747	—	8,100
Transfer payments from (to) other subaccounts or general account	(93,699)	(524,295)	(201,219)	(548,967)	(156,506)	(1,140,245)
Contract terminations, withdrawals, and other deductions	(135,571)	(96,095)	(1,145,686)	(417,518)	(37,150)	(130,337)
Contract maintenance charges	(11,160)	(11,922)	(8,634)	(10,979)	(2,221)	(5,204)

Increase (decrease) in net assets from contract transactions	(211,765)	(621,370)	(1,211,337)	(194,717)	(195,877)	(1,267,686)

Net increase (decrease) in net assets	244,581	(2,095,015)	(1,234,611)	(158,154)	(63,963)	(2,106,047)

Net assets:
Beginning of the period	2,117,018	4,212,033	2,913,118	3,071,272	183,362	2,289,409

End of the period	$2,361,599	$2,117,018	$1,678,506	$2,913,118	$119,399	$183,362

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Oppenheimer Capital
	MFS® Research International		MFS® Mid Cap Growth		Appreciation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(656)	$9,173	$(3,177)	$(4,435)	$(1,002)	$(541)
Net realized capital gains (losses) on investments	(28,016)	(356,741)	(15,709)	5,721	(3,891)	(3,689)
Net change in unrealized appreciation/depreciation of investments	262,948	(117,404)	103,141	(209,729)	6,017	(13,242)

Increase (decrease) in net assets from operations	234,276	(464,972)	84,255	(208,443)	1,124	(17,472)

Contract transactions
Net contract purchase payments	950	45	1	280	—	—
Transfer payments from (to) other subaccounts or general account	(33,386)	255,806	(24,791)	10,509	(223,004)	254,903
Contract terminations, withdrawals, and other deductions	(16,446)	(12,781)	(22,754)	(7,878)	(1,438)	773
Contract maintenance charges	(3,110)	(3,336)	(1,243)	(1,421)	(360)	(140)

Increase (decrease) in net assets from contract transactions	(51,992)	239,734	(48,787)	1,490	(224,802)	255,536

Net increase (decrease) in net assets	182,284	(225,238)	35,468	(206,953)	(223,678)	238,064

Net assets:
Beginning of the period	398,584	623,822	226,796	433,749	265,838	27,774

End of the period	$580,868	$398,584	$262,264	$226,796	$42,160	$265,838

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Oppenheimer Main Street
	Oppenheimer Global		Oppenheimer Main Street		Small Cap
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(1,294)	$(658)	$(1,925)	$(667)	$(148)	$(155)
Net realized capital gains (losses) on investments	(20,938)	(23,238)	(78,204)	(14,111)	(3,632)	(1,175)
Net change in unrealized appreciation/depreciation of investments	81,941	(119,648)	188,459	(139,605)	(2,410)	4,759

Increase (decrease) in net assets from operations	59,709	(143,544)	108,330	(154,383)	(6,190)	3,429

Contract transactions
Net contract purchase payments	—	—	950	—	495	2,405
Transfer payments from (to) other subaccounts or general account	243,259	(119,191)	(72,911)	(9,449)	(42,957)	34,821
Contract terminations, withdrawals, and other deductions	(9,759)	(33,826)	(44,297)	(8,926)	—	(1,651)
Contract maintenance charges	(1,263)	(1,307)	(1,894)	(1,506)	(33)	(26)

Increase (decrease) in net assets from contract transactions	232,237	(154,324)	(118,152)	(19,881)	(42,495)	35,549

Net increase (decrease) in net assets	291,946	(297,868)	(9,822)	(174,264)	(48,685)	38,978

Net assets:
Beginning of the period	176,562	474,430	239,089	413,353	53,462	14,484

End of the period	$468,508	$176,562	$229,267	$239,089	$4,777	$53,462

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			PIMCO
	Oppenheimer Quest		CommodityRealReturn
	Opportunity Value		Strategy		PIMCO Low Duration
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(11,647)	$(1,152)	$38,600	$51,716	$485	$335
Net realized capital gains (losses) on investments	119,062	2,618	(289,483)	430,084	(46)	(603)
Net change in unrealized appreciation/depreciation of investments	40,764	(21,371)	504,308	(782,556)	2,454	(876)

Increase (decrease) in net assets from operations	148,179	(19,905)	253,425	(300,756)	2,893	(1,144)

Contract transactions
Net contract purchase payments	3,119	—	1,637	16,240	—	—
Transfer payments from (to) other subaccounts or general account	(1,861,158)	1,820,280	(137,377)	(704,910)	16,053	15,912
Contract terminations, withdrawals, and other deductions	(61,309)	—	(46,721)	(49,706)	(2,546)	(907)
Contract maintenance charges	(2,678)	(2,861)	(8,147)	(4,798)	(332)	—

Increase (decrease) in net assets from contract transactions	(1,922,026)	1,817,419	(190,608)	(743,174)	13,175	15,005

Net increase (decrease) in net assets	(1,773,847)	1,797,514	62,817	(1,043,930)	16,068	13,861

Net assets:
Beginning of the period	1,892,656	95,142	771,010	1,814,940	13,861	—

End of the period	$118,809	$1,892,656	$833,827	$771,010	$29,929	$13,861

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Real Return		PIMCO Total Return		Pioneer Emerging Markets
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$23,641	$30,493	$572,047	$469,217	$(6,635)	$(2,413)
Net realized capital gains (losses) on investments	(52,068)	78,728	65,032	852,492	(48,351)	5,307
Net change in unrealized appreciation/depreciation of investments	252,247	(216,326)	992,876	(693,535)	329,855	(263,112)

Increase (decrease) in net assets from operations	223,820	(107,105)	1,629,955	628,174	274,869	(260,218)

Contract transactions
Net contract purchase payments	4,466	19,828	31,157	86,765	64	—
Transfer payments from (to) other subaccounts or general account	(724,516)	67,157	(3,474,129)	4,242,000	384,368	86,180
Contract terminations, withdrawals, and other deductions	(92,564)	(68,112)	(1,007,845)	(688,584)	(24,745)	(278)
Contract maintenance charges	(13,981)	(4,054)	(109,967)	(57,042)	(5,171)	(1,768)

Increase (decrease) in net assets from contract transactions	(826,595)	14,819	(4,560,784)	3,583,139	354,516	84,134

Net increase (decrease) in net assets	(602,775)	(92,286)	(2,930,829)	4,211,313	629,385	(176,084)

Net assets:
Beginning of the period	1,651,316	1,743,602	16,940,870	12,729,557	202,820	378,904

End of the period	$1,048,541	$1,651,316	$14,010,041	$16,940,870	$832,205	$202,820

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer		Pioneer High Yield		Pioneer Real Estate Shares
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$—	$(8)	$16,370	$7,825	$6,844	$4,225
Net realized capital gains (losses) on investments	—	(602)	(30,469)	735	(65,689)	(1,492)
Net change in unrealized appreciation/depreciation of investments	—	(159)	161,148	(77,549)	182,119	(108,859)

Increase (decrease) in net assets from operations	—	(769)	147,049	(68,989)	123,274	(106,126)

Contract transactions
Net contract purchase payments	—	—	32	—	819	587
Transfer payments from (to) other subaccounts or general account	—	(29,966)	232,250	36,851	(20,795)	369,920
Contract terminations, withdrawals, and other deductions	—	711	(9,895)	(504)	(19,256)	(5,408)
Contract maintenance charges	—	(2)	(2,916)	(721)	(2,940)	(505)

Increase (decrease) in net assets from contract transactions	—	(29,257)	219,471	35,626	(42,172)	364,594

Net increase (decrease) in net assets	—	(30,026)	366,520	(33,363)	81,102	258,468

Net assets:
Beginning of the period	—	30,026	115,970	149,333	258,468	—

End of the period	$—	$—	$482,490	$115,970	$339,570	$258,468

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer
	Growth	The Putnam Fund for Growth
	Opportunities	and Income		Putnam International Equity
	Subaccount	Subaccount		Subaccount
	2009(1)	2009	2008	2009	2008

Operations
Net investment income (loss)	$(242)	$16	$335	$3,231	$(4,056)
Net realized capital gains (losses) on investments	17	(5,690)	(3,320)	(29,272)	3,099
Net change in unrealized appreciation/ depreciation of investments	3,366	15,345	(23,831)	81,827	(181,028)

Increase (decrease) in net assets from operations	3,141	9,671	(26,816)	55,786	(181,985)

Contract transactions
Net contract purchase payments	—	—	—	12,941	—
Transfer payments from (to) other subaccounts or general account	41,900	13,432	770	(7,989)	54,867
Contract terminations, withdrawals, and other deductions	—	(5,252)	(6,742)	(26,092)	(7,317)
Contract maintenance charges	(148)	(255)	(263)	(1,430)	(1,490)

Increase (decrease) in net assets from contract transactions	41,752	7,925	(6,235)	(22,570)	46,060

Net increase (decrease) in net assets	44,893	17,596	(33,051)	33,216	(135,925)

Net assets:
Beginning of the period	—	38,332	71,383	249,826	385,751

End of the period	$44,893	$55,928	$38,332	$283,042	$249,826

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Putnam Voyager		Seligman Capital		Seligman Smaller-Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$13,357	$(39)	$—	$—	$(2,374)	$(3,160)
Net realized capital gains (losses) on investments	1,322,632	(11)	—	—	(25,764)	(8,395)
Net change in unrealized appreciation/depreciation of investments	13,685	(1,340)	—	—	85,508	(116,346)

Increase (decrease) in net assets from operations	1,349,674	(1,390)	—	—	57,370	(127,901)

Contract transactions
Net contract purchase payments	952	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(722,949)	497	—	—	(4,469)	(12,124)
Contract terminations, withdrawals, and other deductions	(211,821)	—	—	—	(17,964)	(2,511)
Contract maintenance charges	(13,019)	(14)	—	—	(839)	(917)

Increase (decrease) in net assets from contract transactions	(946,837)	483	—	—	(23,272)	(15,552)

Net increase (decrease) in net assets	402,837	(907)	—	—	34,098	(143,453)

Net assets:
Beginning of the period	2,625	3,532	—	—	178,697	322,150

End of the period	$405,462	$2,625	$—	$—	$212,795	$178,697

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Templeton Foreign		Templeton Growth		Transamerica Equity
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$4,994	$52,562	$951	$2,340	$—	$—
Net realized capital gains (losses) on investments	(895,548)	185,706	(15,329)	(46,178)	—	—
Net change in unrealized appreciation/ depreciation of investments	1,749,965	(1,816,493)	67,343	(159,472)	—	—

Increase (decrease) in net assets from operations	859,411	(1,578,225)	52,965	(203,310)	—	—

Contract transactions
Net contract purchase payments	5,024	3,112	1	—	—	—
Transfer payments from (to) other subaccounts or general account	59,923	257,222	(15,845)	(118,227)	—	—
Contract terminations, withdrawals, and other deductions	(107,919)	(121,906)	(825)	(36,155)	—	—
Contract maintenance charges	(13,071)	(11,274)	(1,257)	(1,674)	—	—

Increase (decrease) in net assets from contract transactions	(56,043)	127,154	(17,926)	(156,056)	—	—

Net increase (decrease) in net assets	803,368	(1,451,071)	35,039	(359,366)	—	—

Net assets:
Beginning of the period	1,758,440	3,209,511	198,028	557,394	—	—

End of the period	$2,561,808	$1,758,440	$233,067	$198,028	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Transamerica
	Transamerica Growth		Transamerica Small/Mid Cap		Flexible Income
	Opportunities		Value		RTL
	Subaccount		Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)	2009(1)

Operations
Net investment income (loss)	$—	$—	$(91)	$5,426	$130
Net realized capital gains (losses) on investments	—	—	653	(224,529)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	3,642	—	146

Increase (decrease) in net assets from operations	—	—	4,204	(219,103)	276

Contract transactions
Net contract purchase payments	—	—	1	1,135	—
Transfer payments from (to) other subaccounts or general account	—	—	4,453	225,617	17,507
Contract terminations, withdrawals, and other deductions	—	—	—	(6,925)	(21)
Contract maintenance charges	—	—	(91)	(724)	—

Increase (decrease) in net assets from contract transactions	—	—	4,363	219,103	17,486

Net increase (decrease) in net assets	—	—	8,567	—	17,762

Net assets:
Beginning of the period	—	—	—	—	—

End of the period	$—	$—	$8,567	$—	$17,762

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Van Kampen Equity and
	Van Kampen Comstock		Income		Van Kampen Mid Cap Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$1,451	$12,860	$4,880	$34,592	$(3,745)	$(2,404)
Net realized capital gains (losses) on investments	(128,069)	(375,476)	(26,841)	(750,007)	(3,845)	(115,227)
Net change in unrealized appreciation/ depreciation of investments	287,609	(254,051)	136,916	83,960	139,902	(97,062)

Increase (decrease) in net assets from operations	160,991	(616,667)	114,955	(631,455)	132,312	(214,693)

Contract transactions
Net contract purchase payments	14,668	—	14,667	10,710	—	—
Transfer payments from (to) other subaccounts or general account	188,510	70,169	96,173	(4,809,486)	(83,744)	459,365
Contract terminations, withdrawals, and other deductions	(28,352)	(43,815)	(26,199)	(49,739)	(24,454)	(2,454)
Contract maintenance charges	(4,054)	(6,646)	(2,727)	(4,556)	(1,467)	(1,003)

Increase (decrease) in net assets from contract transactions	170,772	19,708	81,914	(4,853,071)	(109,665)	455,908

Net increase (decrease) in net assets	331,763	(596,959)	196,869	(5,484,526)	22,647	241,215

Net assets:
Beginning of the period	736,866	1,333,825	512,840	5,997,366	241,215	—

End of the period	$1,068,629	$736,866	$709,709	$512,840	$263,862	$241,215

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies
Organization
The ML of New York Variable Annuity Separate Account D (the Mutual Fund Account or the Company) is a segregated investment account of ML Life Insurance Company of New York (MLNY), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.
The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of the ML of New York Variable Annuity Separate Account D.
On December 28, 2007 (the Acquisition Date), MLNY and its affiliate, Merrill Lynch Life Insurance Company, were acquired by AUSA. Prior to the Acquisition Date, MLNY was a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the values or results of the Mutual Fund Account.

Subaccount Investment by Fund:
AIM Growth Series — Class A Shares	Federated Equity Funds — Class A Shares
AIM Basic Value Fund	Federated Capital Appreciation Fund
AIM Mid Cap Core Equity Fund	Federated Kaufmann Fund
AIM Equity Funds — Class A Shares	Fidelity Advisor Series I — Class A Shares
AIM Constellation Fund	Fidelity Advisor Equity Growth Fund
AIM Charter Fund	Fidelity Advisor Mid Cap Fund
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares	Fidelity Advisor Series VIII — Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	Fidelity Advisor Overseas Fund
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares	Janus Investment Series — Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	Janus Forty Fund
The AllianceBernstein Trust — Class A Shares	Janus Enterprise Fund
AllianceBernstein International Value Fund	JPMorgan Trust II — Class A Shares
AllianceBernstein Small/Mid Cap Value Fund	JPMorgan Multi-Cap Market Neutral Fund
AllianceBernstein Value Fund	JPMorgan Small Cap Growth Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund (continued):
Allianz Funds — Class A Shares	Lord Abbett Affiliated Fund, Inc. — Class A Shares
Allianz CCM Capital Appreciation Fund	Lord Abbett Affiliated Fund, Inc.
Allianz NFJ Dividend Value Fund	Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Allianz NFJ Small-Cap Value Fund	Lord Abbett Bond-Debenture Fund, Inc.
Allianz NFJ Renaissance Fund	Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
American Century Capital Portfolios, Inc. — A Class Shares	Lord Abbett Mid-Cap Value Fund, Inc.
American Century Equity Income Fund	Merrill Lynch Ready Assets Trust
American Century Mutual Funds, Inc. — A Class Shares	Ready Assets Prime Money Market
American Century Ultra® Fund	MFS Series Trust I — Class A Shares
American Funds — Class A Shares	MFS® Core Growth Fund
American Funds Bond Fund of America, Inc. — A	MFS® Research International Fund
American Funds Growth Fund of America, Inc. — A	MFS Series Trust IV — Class A Shares
American Funds Income Fund of America, Inc. — A	MFS® Mid Cap Growth Fund
American Funds Investment Company of America — A	Oppenheimer Capital Appreciation Fund — Class A Shares
American Funds — Class F Shares	Oppenheimer Capital Appreciation Fund
American Funds Bond Fund of America, Inc. — F	Oppenheimer Global Fund — Class A Shares
American Funds EuroPacific Growth Fund	Oppenheimer Global Fund
American Funds Growth Fund of America, Inc. — F	Oppenheimer Main Street Funds®, Inc. — Class A Shares
American Funds Income Fund of America, Inc. — F	Oppenheimer Main Street Fund®
American Funds Investment Company of America — F	Oppenheimer Main Street Small Cap Fund® — Class A Shares
BlackRock Basic Value Fund, Inc. — Investor A Shares	Oppenheimer Main Street Small Cap Fund®
BlackRock Basic Value Fund, Inc.	Oppenheimer Quest for Value Funds — Class A Shares
BlackRock Bond Fund, Inc. — Investor A Shares	Oppenheimer Quest Opportunity Value Fund
BlackRock Total Return Fund	PIMCO Funds — Class A Shares
BlackRock High Income Fund	PIMCO CommodityRealReturn Strategy Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares	PIMCO Low Duration Fund
BlackRock Fundamental Growth Fund, Inc.	PIMCO Real Return Fund
BlackRock Global SmallCap Fund, Inc. — Investor A Shares	PIMCO Total Return Fund
BlackRock Global SmallCap Fund, Inc.	Pioneer Emerging Markets Fund — Class A Shares
BlackRock Index Funds, Inc. — Investor A Shares	Pioneer Emerging Markets Fund
BlackRock International Index Fund	Pioneer Fund — Class A Shares
BlackRock Small Cap Index Fund	Pioneer Fund
BlackRock Funds II — Investor A Shares	Pioneer High Yield Fund — Class A Shares
BlackRock Government Income Portfolio	Pioneer High Yield Fund
BlackRock International Value Trust — Investor A Shares	Pioneer Real Estate Shares Fund — Class A Shares
BlackRock International Value Fund	Pioneer Real Estate Shares Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund (continued):
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Pioneer Small Cap Value Fund — Class A Shares
BlackRock Global Allocation Fund, Inc.	Pioneer Small Cap Value Fund
BlackRock Global Growth Fund, Inc. — Investor A Shares	Pioneer Growth Opportunities Fund
BlackRock Global Growth Fund, Inc.	Pioneer Growth Opportunities Fund
BlackRock Index Funds, Inc. — Investor A Shares	The Putnam Fund for Growth and Income — Class A Shares
BlackRock S&P 500 Index Fund	The Putnam Fund for Growth and Income
BlackRock Short-Term Bond Series, Inc. — Investor A Shares	Putnam International Equity Fund — Class A Shares
BlackRock Short-Term Bond Fund	Putnam International Equity Fund
BlackRock Large Cap Series Fund, Inc. — Investor A Shares	Putnam Voyager Fund — Class A Shares
BlackRock Large Cap Core Fund	Putnam Voyager Fund
BlackRock Large Cap Growth Fund	Seligman Capital Fund, Inc. — Class A Shares
BlackRock Large Cap Value Fund	Seligman Capital Fund, Inc.
BlackRock Value Opportunities Fund, Inc. — Investor A Shares	Seligman Value Fund Series, Inc. Class A Shares
BlackRock Value Opportunities Fund, Inc.	Seligman Smaller-Cap Value Fund
Cohen & Steers Realty Income Fund, Inc. — Class A Shares	Templeton Funds, Inc. — Class A Shares
Cohen & Steers Realty Income Fund, Inc.	Templeton Foreign Fund
Columbia Acorn Trust — Class A Shares	Templeton Growth Fund, Inc. — Class A Shares
Columbia Acorn USA	Templeton Growth Fund, Inc.
Columbia Acorn International	Transamerica Funds — Class A Shares
Columbia Funds Series Trust — Class A Shares	Transamerica Equity
Columbia Marsico Growth Fund	Transamerica Growth Opportunities
Davis New York Venture Fund, Inc. — Class A Shares	Transamerica Small/Mid Cap Value
Davis New York Venture Fund, Inc.	Transamerica Flexible Income RTL
Delaware Group Equity Funds III — Class A Shares	Van Kampen Comstock Fund — Class A Shares
Delaware Trend Fund®	Van Kampen Comstock Fund
Dreyfus Appreciation Fund, Inc.	Van Kampen Equity and Income Fund — Class A Shares
Dreyfus Appreciation Fund, Inc.	Van Kampen Equity and Income Fund
Eaton Vance Mutual Funds Trust — Class A Shares	Van Kampen Mid Cap Growth Fund — Class A Shares
Eaton Vance Floating-Rate Fund	Van Kampen Mid Cap Growth Fund
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AIM Charter Fund	April 10, 2006
Allianz CCM Capital Appreciation Fund	May 1, 2006
Columbia Marsico Growth Fund	May 1, 2006
Pioneer Emerging Markets Fund	May 1, 2006
JPMorgan Multi-Cap Market Neutral Fund	June 30, 2006
BlackRock Government Income Portfolio	October 13, 2006
AllianceBernstein International Value Fund	April 27, 2007
Allianze NFJ Dividend Value Fund	May 1, 2007
BlackRock High Income Fund	May 1, 2007
BlackRock International Value Fund	May 1, 2007
Columbia Acorn International	May 1, 2007
Eaton Vance Large-Cap Value Fund	May 1, 2007
Janus Forty Fund	May 1, 2007
JPMorgan Small Cap Growth Fund	May 1, 2007
PIMCO Low Duration Fund	May 1, 2007
Seligman Capital Fund, Inc.	May 1, 2007
BlackRock Total Return Fund	December 10, 2007
BlackRock Global Growth Fund, Inc.	May 1, 2008
Pioneer Real Estate Shares Fund	May 1, 2008
Transamerica Equity	May 1, 2008
Transamerica Growth Opportunities	May 1, 2008
Transamerica Small/Mid Cap Value	May 1, 2008
Van Kampen Mid Cap Growth Fund	July 11, 2008
Janus Enterprise Fund	July 2, 2009
Pioneer Growth Opportunities	August 28, 2009
Transamerica Flexible Income RTL	November 13, 2009
The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Pioneer Growth Opportunities	Pioneer Small Cap
Transamerica Flexible Income RTL	Transamerica Convertible Securities
Janus Enterprise	Janus Advisor Mid Cap Growth
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Janus Forty Fund	Janus Advisor Forty Fund
Ready Assets Prime Money Market	Merrill Lynch Ready Assets Trust

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.
Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.
Accounting Policy
On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.
Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

AIM Growth Series — Class A Shares
AIM Basic Value Fund	$411	$631
AIM Mid Cap Core Equity Fund	572,753	48,191
AIM Equity Funds — Class A Shares
AIM Constellation Fund	3,027	681
AIM Charter Fund	1,991,486	6,843,437
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	1,927,321	2,199,057
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	7,079,039	816,929
The AllianceBernstein Trust — Class A Shares
AllianceBernstein International Value Fund	10,301	14,347
AllianceBernstein Small/Mid Cap Value Fund	166,772	376,259
AllianceBernstein Value Fund	167,305	90,805
Allianz Funds — Class A Shares
Allianz CCM Capital Appreciation Fund	943	406
Allianz NFJ Dividend Value Fund	15,620	2,610
Allianz NFJ Small-Cap Value Fund	569,671	810,648
Allianz NFJ Renaissance Fund	10,611	78,290
American Century Capital Portfolios, Inc. — A Class Shares
American Century Equity Income Fund	91,777	271,583
American Century Mutual Funds, Inc. — A Class Shares
American Century Ultra® Fund	—	—
American Funds — Class A Shares
American Funds Bond Fund of America, Inc. — A	430,276	1,438,311
American Funds Growth Fund of America, Inc. — A	241,725	847,413
American Funds Income Fund of America, Inc. — A	312,230	335,788
American Funds Investment Company of America — A	164,031	423,340
American Funds — Class F Shares
American Funds Bond Fund of America, Inc. — F	542,133	857,296
American Funds EuroPacific Growth Fund	2,036,297	1,077,223
American Funds Growth Fund of America, Inc. — F	136,720	1,959,336
American Funds Income Fund of America, Inc. — F	72,218	194,385
American Funds Investment Company of America — F	77,404	81,728
BlackRock Basic Value Fund, Inc. — Investor A Shares
BlackRock Basic Value Fund, Inc.	5,230,012	4,993,246

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

BlackRock Bond Fund, Inc. — Investor A Shares
BlackRock Total Return Fund	$129,018	$107,634
BlackRock High Income Fund	—	—
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
BlackRock Fundamental Growth Fund, Inc.	958,474	1,380,558
BlackRock Global SmallCap Fund, Inc. — Investor A Shares
BlackRock Global SmallCap Fund, Inc.	—	2,534
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock International Index Fund	1,828	1,992
BlackRock Small Cap Index Fund	—	—
BlackRock Funds II — Investor A Shares
BlackRock Government Income Portfolio	5,616,366	2,965,164
BlackRock International Value Trust — Investor A Shares
BlackRock International Value Fund	95,417	100,453
BlackRock Global Allocation Fund, Inc. — Investor A Shares
BlackRock Global Allocation Fund, Inc.	2,862,909	1,580,826
BlackRock Global Growth Fund, Inc. — Investor A Shares
BlackRock Global Growth Fund, Inc.	148,096	93,286
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock S&P 500 Index Fund	556,500	230,138
BlackRock Short-Term Bond Series, Inc. — Investor A Shares
BlackRock Short-Term Bond Fund	482	355
BlackRock Large Cap Series Fund, Inc. — Investor A Shares
BlackRock Large Cap Core Fund	12,937	14,566
BlackRock Large Cap Growth Fund	2,410,934	853,115
BlackRock Large Cap Value Fund	130,200	129,684
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
BlackRock Value Opportunities Fund, Inc.	47,887	187,548
Cohen & Steers Realty Income Fund, Inc. — Class A Shares
Cohen & Steers Realty Income Fund, Inc.	2,073	8,164
Columbia Acorn Trust — Class A Shares
Columbia Acorn USA	141,043	286,485
Columbia Acorn International	2,316	5,524
Columbia Funds Series Trust — Class A Shares
Columbia Marsico Growth Fund	36,476	2,928,729
Davis New York Venture Fund, Inc. — Class A Shares
Davis New York Venture Fund, Inc.	7,824,831	1,778,129
Delaware Group Equity Funds III — Class A Shares
Delaware Trend Fund®	1,893	89,899
Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Fund, Inc.	121,910	1,643,481

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

Eaton Vance Mutual Funds Trust — Class A Shares
Eaton Vance Floating-Rate Fund	$24	$—
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund	1,093,839	209,589
Federated Equity Funds — Class A Shares
Federated Capital Appreciation Fund	572,044	315,406
Federated Kaufmann Fund	49,340	190,977
Fidelity Advisor Series I — Class A Shares
Fidelity Advisor Equity Growth Fund	9,905	2,291,088
Fidelity Advisor Mid Cap Fund	323	69,267
Fidelity Advisor Series VIII — Class A Shares
Fidelity Advisor Overseas Fund	10,543	57,527
Janus Investment Series — Class A Shares
Janus Forty Fund	1,564,844	762,201
Janus Enterprise Fund	311,353	38,850
JPMorgan Trust II — Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	72,793	1,890
JPMorgan Small Cap Growth Fund	—	—
Lord Abbett Affiliated Fund, Inc. — Class A Shares
Lord Abbett Affiliated Fund, Inc.	596,173	1,314,398
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Lord Abbett Bond-Debenture Fund, Inc.	98,075	154,080
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Lord Abbett Mid-Cap Value Fund, Inc.	214,628	440,916
Merrill Lynch Ready Assets Trust
Ready Assets Prime Money Market	974,083	2,208,755
MFS Series Trust I — Class A Shares
MFS® Core Growth Fund	1,063,392	1,264,662
MFS® Research International Fund	625,029	677,677
MFS Series Trust IV — Class A Shares
MFS® Mid Cap Growth Fund	4,847	56,810
Oppenheimer Capital Appreciation Fund — Class A Shares
Oppenheimer Capital Appreciation Fund	10,350	236,154
Oppenheimer Global Fund — Class A Shares
Oppenheimer Global Fund	256,085	25,160
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Oppenheimer Main Street Fund®	323,341	443,444
Oppenheimer Main Street Small Cap Fund® — Class A Shares
Oppenheimer Main Street Small Cap Fund®	617	43,260
Oppenheimer Quest for Value Funds — Class A Shares
Oppenheimer Quest Opportunity Value Fund	41,146	1,974,819

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

PIMCO Funds — Class A Shares
PIMCO CommodityRealReturn Strategy Fund	$122,353	$264,238
PIMCO Low Duration Fund	16,618	2,933
PIMCO Real Return Fund	111,586	914,556
PIMCO Total Return Fund	4,195,419	8,043,222
Pioneer Emerging Markets Fund — Class A Shares
Pioneer Emerging Markets Fund	522,242	174,361
Pioneer Fund — Class A Shares
Pioneer Fund	—	—
Pioneer High Yield Fund — Class A Shares
Pioneer High Yield Fund	396,537	160,687
Pioneer Real Estate Shares Fund — Class A Shares
Pioneer Real Estate Shares Fund	101,403	136,731
Pioneer Growth Opportunities Fund
Pioneer Growth Opportunities Fund	41,900	390
The Putnam Fund for Growth and Income — Class A Shares
The Putnam Fund for Growth and Income	14,287	6,346
Putnam International Equity Fund — Class A Shares
Putnam International Equity Fund	50,249	69,587
Putnam Voyager Fund — Class A Shares
Putnam Voyager Fund	4,243,168	5,176,675
Seligman Capital Fund, Inc. — Class A Shares
Seligman Capital Fund, Inc.	—	—
Seligman Value Fund Series, Inc. Class A Shares
Seligman Smaller-Cap Value Fund	11,881	37,525
Templeton Funds, Inc. — Class A Shares
Templeton Foreign Fund	690,403	741,453
Templeton Growth Fund, Inc. — Class A Shares
Templeton Growth Fund, Inc.	3,599	20,575
Transamerica Funds — Class A Shares
Transamerica Equity	—	—
Transamerica Growth Opportunities	—	—
Transamerica Small/Mid Cap Value	6,218	1,946
Transamerica Flexible Income RTL	17,671	55
Van Kampen Comstock Fund — Class A Shares
Van Kampen Comstock Fund	362,282	190,059
Van Kampen Equity and Income Fund — Class A Shares
Van Kampen Equity and Income Fund	164,408	77,614
Van Kampen Mid Cap Growth Fund — Class A Shares
Van Kampen Mid Cap Growth Fund	34,137	147,547

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					AllianceBernstein	AllianceBernstein	AllianceBernstein
		AIM Mid Cap	AIM		Growth and	Large Cap	International
	AIM Basic Value	Core Equity	Constellation	AIM Charter	Income	Growth	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	3,399	756	4,592	2,427	8,725	57,232	8,867
Units purchased	4,336	2,765	519	622,858	1,379	112	6,623
Units redeemed and transferred	(4,553)	(70)	(736)	(462)	(743)	(45,467)	(1,800)

Units outstanding at December 31, 2008	3,182	3,451	4,375	624,823	9,361	11,877	13,690
Units purchased	—	57,082	30,877	266,688	235,370	633,346	1,825
Units redeemed and transferred	(35)	(3,748)	(30,638)	(818,274)	(235,339)	(198,234)	(2,391)

Units outstanding at December 31, 2009	3,147	56,785	4,614	73,237	9,392	446,989	13,124

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein		Allianz CCM				American
	Small/Mid Cap	AllianceBernstein	Capital	Allianz NFJ	Allianz NFJ	Allianz NFJ	Century Equity
	Value	Value	Appreciation	Dividend Value	Small-Cap Value	Renaissance	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	54,071	18,086	1,535	7,663	86,463	41,221	72,698
Units purchased	18,316	10,699	228	8,315	35,016	2,159	11,462
Units redeemed and transferred	(25,838)	(22,029)	(19)	(314)	(32,264)	(2,742)	(40,032)

Units outstanding at December 31, 2008	46,549	6,756	1,744	15,664	89,215	40,638	44,128
Units purchased	18,924	23,941	120	2,054	82,052	31,532	31,302
Units redeemed and transferred	(46,460)	(11,910)	(10)	(163)	(95,724)	(36,424)	(45,038)

Units outstanding at December 31, 2009	19,013	18,787	1,854	17,555	75,543	35,746	30,392

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					American Funds
		American Funds	American Funds	American Funds	Investment	American Funds
	American	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific	BlackRock Basic
	Century Ultra®	America	America	America	America	Growth	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	—	579,275	849,712	345,136	469,452	298,281	140,965
Units purchased	—	113,226	235,364	17,454	20,716	51,728	123,959
Units redeemed and transferred	—	(136,195)	(179,885)	(47,433)	(74,495)	(46,407)	(108,982)

Units outstanding at December 31, 2008	—	556,306	905,191	315,157	415,673	303,602	155,942
Units purchased	—	193,097	418,633	188,698	251,276	134,393	419,735
Units redeemed and transferred	—	(327,436)	(675,420)	(213,523)	(277,557)	(82,364)	(349,919)

Units outstanding at December 31, 2009	—	421,967	648,404	290,332	389,392	355,631	225,758

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

			BlackRock		BlackRock		BlackRock
	BlackRock Total	BlackRock High	Fundamental	BlackRock	International	BlackRock Small	Government
	Return	Income	Growth	Global SmallCap	Index	Cap Index	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	222,816	—	220,936	6,839	7,211	—	27,251
Units purchased	477	—	624,494	—	—	—	49,917
Units redeemed and transferred	(188,146)	—	(553,971)	(61)	(66)	—	(45,640)

Units outstanding at December 31, 2008	35,147	—	291,459	6,778	7,145	—	31,528
Units purchased	19,048	—	86,435	—	—	—	724,888
Units redeemed and transferred	(17,885)	—	(122,863)	(127)	(79)	—	(500,319)

Units outstanding at December 31, 2009	36,310	—	255,031	6,651	7,066	—	256,097

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock
	International	BlackRock	BlackRock	BlackRock S&P	BlackRock Short-	BlackRock Large	BlackRock Large
	Value	Global Allocation	Global Growth	500 Index	Term Bond	Cap Core	Cap Growth
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	7,262	451,739	—	109,279	3,358	25,257	25,318
Units purchased	17,943	198,457	2,149	365,376	1	3,802	1,370
Units redeemed and transferred	(17,135)	(298,551)	(12)	(376,471)	(1,960)	(7,413)	(12,768)

Units outstanding at December 31, 2008	8,070	351,645	2,137	98,184	1,399	21,646	13,920
Units purchased	13,846	278,701	19,908	66,005	—	1,209	245,583
Units redeemed and transferred	(13,737)	(213,856)	(12,608)	(34,741)	(13)	(1,198)	(33,959)

Units outstanding at December 31, 2009	8,179	416,490	9,437	129,448	1,386	21,657	225,544

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock Large	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn	Columbia	Davis New York
	Cap Value	Opportunities	Realty Income	USA	International	Marsico Growth	Venture
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	33,097	117,406	70,290	31,480	6,861	342,543	354,008
Units purchased	5,641	12,425	2,778	51,347	3,800	123,666	198,980
Units redeemed and transferred	(4,276)	(19,784)	(65,029)	(7,151)	(2,018)	(73,254)	(241,143)

Units outstanding at December 31, 2008	34,462	110,047	8,039	75,676	8,643	392,955	311,845
Units purchased	13,835	79,413	—	426	227	4,185	735,853
Units redeemed and transferred	(13,381)	(88,199)	(1,208)	(13,455)	(699)	(386,597)	(274,877)

Units outstanding at December 31, 2009	34,916	101,261	6,831	62,647	8,171	10,543	772,821

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					Federated
		Dreyfus	Eaton Vance	Eaton Vance	Capital	Federated	Fidelity Advisor
	Delaware Trend	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann	Equity Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	32,674	155,872	912	96,837	140,444	75,218	426,622
Units purchased	6,005	59,001	2,323	41,033	48,064	13,071	232,746
Units redeemed and transferred	(3,873)	(34,117)	(3,235)	(36,228)	(30,775)	(33,381)	(400,940)

Units outstanding at December 31, 2008	34,806	180,756	—	101,642	157,733	54,908	258,428
Units purchased	22,271	15,244	—	151,331	57,379	—	13,384
Units redeemed and transferred	(29,219)	(186,888)	—	(29,968)	(28,643)	(10,986)	(252,412)

Units outstanding at December 31, 2009	27,858	9,112	—	223,005	186,469	43,922	19,400

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					JPMorgan Multi-
	Fidelity Advisor	Fidelity Advisor			Cap Market	JPMorgan Small	Lord Abbett
	Mid Cap	Overseas	Janus Forty	Janus Enterprise	Neutral	Cap Growth	Affiliated
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	8,510	18,697	355,582	—	3,748	—	82,363
Units purchased	—	19,778	17,901	—	4,710	—	17,083
Units redeemed and transferred	(495)	(18,198)	(222,780)	—	(4,000)	—	(32,707)

Units outstanding at December 31, 2008	8,015	20,277	150,703	—	4,458	—	66,739
Units purchased	—	507	131,643	30,523	7,532	—	75,068
Units redeemed and transferred	(5,107)	(3,074)	(49,408)	(2,401)	(125)	—	(139,598)

Units outstanding at December 31, 2009	2,908	17,710	232,938	28,122	11,865	—	2,209

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Lord Abbett		Ready Assets				Oppenheimer
	Bond-Debenture	Lord Abbett Mid-	Prime Money	MFS® Core	MFS® Research	MFS® Mid Cap	Capital
	Fund	Cap Value	Market	Growth	International	Growth	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	64,274	244,193	287,624	138,359	24,017	23,776	2,097
Units purchased	6,666	59,845	390,931	198,723	49,319	4,833	37,023
Units redeemed and transferred	(13,131)	(107,090)	(409,113)	(319,382)	(46,215)	(2,841)	(1,178)

Units outstanding at December 31, 2008	57,809	196,948	269,442	17,700	27,121	25,768	37,942
Units purchased	19,515	131,993	151,084	118,644	61,563	17,743	1,360
Units redeemed and transferred	(26,004)	(154,995)	(263,535)	(126,935)	(58,154)	(22,197)	(35,083)

Units outstanding at December 31, 2009	51,320	173,946	156,991	9,409	30,530	21,314	4,219

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

				Oppenheimer
			Oppenheimer	Quest	PIMCO
	Oppenheimer	Oppenheimer	Main Street	Opportunity	CommodityRealReturn	PIMCO Low	PIMCO Real
	Global	Main Street	Small Cap	Value	Strategy	Duration	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	20,527	26,128	1,074	5,845	137,235	—	157,003
Units purchased	1,800	4,549	8,690	142,066	37,605	2,746	83,865
Units redeemed and transferred	(9,203)	(6,087)	(3,233)	(124)	(69,686)	(1,385)	(78,774)

Units outstanding at December 31, 2008	13,124	24,590	6,531	147,787	105,154	1,361	162,094
Units purchased	22,601	45,071	78	6,840	5,215	1,498	5,934
Units redeemed and transferred	(10,381)	(50,657)	(6,180)	(146,540)	(27,668)	(219)	(79,833)

Units outstanding at December 31, 2009	25,344	19,004	429	8,087	82,701	2,640	88,195

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

							The Putnam
	PIMCO Total	Pioneer Emerging		Pioneer High	Pioneer Real	Pioneer Growth	Fund for Growth
	Return	Markets	Pioneer	Yield	Estate Shares	Opportunities	and Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Units outstanding at January 1, 2008	1,091,765	22,749	2,211	12,555	—	—	4,345
Units purchased	652,913	8,417	4,235	3,373	54,391	—	55
Units redeemed and transferred	(332,161)	(1,003)	(6,446)	(207)	(13,511)	—	(534)

Units outstanding at December 31, 2008	1,412,517	30,163	—	15,721	40,880	—	3,866
Units purchased	639,661	57,989	—	36,686	16,159	3,974	3,557
Units redeemed and transferred	(1,002,446)	(15,785)	—	(11,521)	(15,158)	(7)	(3,007)

Units outstanding at December 31, 2009	1,049,732	72,367	—	40,886	41,881	3,967	4,416

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Putnam
	International			Seligman Smaller-	Templeton	Templeton	Transamerica
	Equity	Putnam Voyager	Seligman Capital	Cap Value	Foreign	Growth	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	16,608	242	—	14,076	151,985	27,163	—
Units purchased	4,081	48	—	1,451	37,868	1,842	—
Units redeemed and transferred	(933)	(1)	—	(2,076)	(36,328)	(11,543)	—

Units outstanding at December 31, 2008	19,756	289	—	13,451	153,525	17,462	—
Units purchased	20,712	407,361	—	10,460	116,656	14,499	—
Units redeemed and transferred	(22,366)	(380,102)	—	(12,014)	(117,207)	(16,182)	—

Units outstanding at December 31, 2009	18,102	27,548	—	11,897	152,974	15,779	—

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica	Transamerica	Transamerica		Van Kampen
	Growth	Small/Mid Cap	Flexible Income	Van Kampen	Equity and	Van Kampen Mid
	Opportunities	Value	RTL	Comstock	Income	Cap Growth
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	72,042	354,295	—
Units purchased	—	51,523	—	137,173	1,996	70,164
Units redeemed and transferred	—	(51,523)	—	(145,874)	(315,483)	(30,354)

Units outstanding at December 31, 2008	—	—	—	63,341	40,808	39,810
Units purchased	—	1,206	17,470	56,808	42,702	29,889
Units redeemed and transferred	—	(241)	(4)	(48,952)	(37,188)	(42,006)

Units outstanding at December 31, 2009	—	965	17,466	71,197	46,322	27,693

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AIM Basic Value
	12/31/2009		3,147	$9.15	to	$8.96	$28,216	1.82%	1.25%	to	1.65%	49.67%	to	49.08%
	12/31/2008		3,182	6.12	to	6.01	19,136	0.21	1.25	to	1.65	(52.47)	to	(52.66)
	12/31/2007		3,399	12.86	to	12.70	43,154	—	1.25	to	1.65	(0.25)	to	(0.65)
	12/31/2006		—	12.77	to	12.89	—	—	1.25	to	1.65	11.27	to	11.71
	12/31/2005		—	11.47	to	11.53	—	—	1.25	to	1.65	6.41	to	6.67
AIM Mid Cap Core Equity
	12/31/2009		56,785	12.55	to	12.29	703,973	0.14	1.25	to	1.65	28.55	to	28.04
	12/31/2008		3,451	9.76	to	9.60	33,472	1.02	1.25	to	1.65	(28.40)	to	(28.68)
	12/31/2007		756	13.63	to	13.45	10,308	1.24	1.25	to	1.65	8.48	to	8.04
	12/31/2006		811	12.45	to	12.56	10,178	0.40	1.25	to	1.65	9.24	to	9.67
	12/31/2005		—	11.39	to	11.44	—	—	1.25	to	1.65	6.93	to	7.19
AIM Constellation
	12/31/2009		4,614	11.43	to	11.43	52,728	0.38	1.30	to	1.30	18.98	to	18.98
	12/31/2008		4,375	9.60	to	9.60	42,022	—	1.30	to	1.30	(43.42)	to	(43.42)
	12/31/2007		4,592	16.97	to	16.97	77,928	—	1.30	to	1.30	10.53	to	10.53
	12/31/2006		5,415	15.35	to	15.35	80,402	—	1.30	to	1.30	4.46	to	4.46
	12/31/2005		7,823	14.69	to	14.69	114,923	—	1.30	to	1.30	7.02	to	7.02
AIM Charter
	12/31/2009		73,237	10.74	to	10.74	786,470	0.13	1.30	to	1.30	28.50	to	28.50
	12/31/2008		624,823	8.36	to	8.36	5,221,797	3.87	1.30	to	1.30	(29.41)	to	(29.41)
	12/31/2007		2,427	11.84	to	11.84	28,726	—	1.30	to	1.30	6.97	to	6.97
	12/31/2006	(1)	2,471	11.06	to	11.06	27,331	1.01	1.30	to	1.30	14.74	to	14.74
AllianceBernstein Growth and Income
	12/31/2009		9,392	13.33	to	13.33	125,220	0.28	1.30	to	1.30	19.37	to	19.37
	12/31/2008		9,361	11.17	to	11.17	104,560	1.41	1.30	to	1.30	(41.55)	to	(41.55)
	12/31/2007		8,725	19.10	to	19.10	166,669	0.41	1.30	to	1.30	4.11	to	4.11
	12/31/2006		71,873	18.34	to	18.34	1,314,537	0.28	1.30	to	1.30	15.39	to	15.39
	12/31/2005		82,789	15.89	to	15.89	1,317,267	0.26	1.30	to	1.30	2.41	to	2.41
AllianceBernstein International Value
	12/31/2009		13,124	6.34	to	6.27	82,734	1.43	1.25	to	1.65	32.56	to	32.03
	12/31/2008		13,690	4.79	to	4.75	65,262	—	1.25	to	1.65	(54.14)	to	(54.33)
	12/31/2007	(1)	8,867	10.43	to	10.40	92,307	4.81	1.25	to	1.65	(1.11)	to	(1.36)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AllianceBernstein Large Cap Growth
	12/31/2009		446,989	$15.01	to	$15.01	$6,709,669	—%	1.30%	to	1.30%	39.33%	to	39.33%
	12/31/2008		11,877	10.77	to	10.77	127,966	—	1.30	to	1.30	(32.57)	to	(32.57)
	12/31/2007		57,232	15.97	to	15.97	914,094	—	1.30	to	1.30	12.26	to	12.26
	12/31/2006		15,591	14.22	to	14.22	217,119	—	1.30	to	1.30	(2.22)	to	(2.22)
	12/31/2005		31,674	14.54	to	14.54	460,609	—	1.30	to	1.30	12.64	to	12.64
AllianceBernstein Small/Mid Cap Value
	12/31/2009		19,013	12.16	to	11.91	227,163	0.29	1.25	to	1.65	40.05	to	39.49
	12/31/2008		46,549	8.68	to	8.54	399,901	0.61	1.25	to	1.65	(35.41)	to	(35.67)
	12/31/2007		54,071	13.43	to	13.26	720,005	0.10	1.25	to	1.65	0.99	to	0.58
	12/31/2006		136,208	13.18	to	13.30	1,805,735	1.12	1.25	to	1.65	11.73	to	12.18
	12/31/2005		39,359	11.79	to	11.85	464,746	—	1.25	to	1.65	8.53	to	8.79
AllianceBernstein Value
	12/31/2009		18,787	8.64	to	8.46	158,872	2.18	1.25	to	1.65	17.59	to	17.12
	12/31/2008		6,756	7.34	to	7.22	48,785	2.38	1.25	to	1.65	(42.64)	to	(42.87)
	12/31/2007		18,086	12.80	to	12.63	228,602	1.67	1.25	to	1.65	(5.70)	to	(6.08)
	12/31/2006		19,604	13.44	to	13.56	263,783	2.14	1.25	to	1.65	19.19	to	19.66
	12/31/2005		—	11.27	to	11.33	—	—	1.25	to	1.65	5.09	to	5.35
Allianz CCM Capital Appreciation
	12/31/2009		1,854	7.99	to	7.86	14,690	0.23	1.25	to	1.65	20.92	to	20.44
	12/31/2008		1,744	6.60	to	6.53	11,450	—	1.25	to	1.65	(43.52)	to	(43.74)
	12/31/2007		1,535	11.69	to	11.60	17,872	0.30	1.25	to	1.65	15.59	to	15.13
	12/31/2006	(1)	2,000	10.07	to	10.11	16,504	0.63	1.25	to	1.65	(2.44)	to	(2.18)
Allianz NFJ Dividend Value
	12/31/2009		17,555	7.22	to	7.13	125,855	3.94	1.25	to	1.65	11.51	to	11.06
	12/31/2008		15,664	6.47	to	6.42	100,921	2.93	1.25	to	1.65	(37.08)	to	(37.33)
	12/31/2007	(1)	7,663	10.28	to	10.24	78,565	5.12	1.25	to	1.65	(2.28)	to	(2.54)
Allianz NFJ Small-Cap Value
	12/31/2009		75,543	13.28	to	13.01	1,432,239	1.92	1.25	to	1.65	22.40	to	21.92
	12/31/2008		89,215	10.85	to	10.67	1,385,891	1.41	1.25	to	1.65	(27.42)	to	(27.71)
	12/31/2007		86,463	14.94	to	14.75	1,790,713	1.60	1.25	to	1.65	4.73	to	4.31
	12/31/2006		138,525	14.13	to	21.53	2,807,395	1.85	1.25	to	1.65	16.56	to	17.03
	12/31/2005		165,084	12.12	to	18.39	2,925,295	1.86	1.25	to	1.65	8.47	to	8.91
Allianz NFJ Renaissance
	12/31/2009		35,746	9.69	to	9.49	656,664	1.63	1.25	to	1.65	31.91	to	31.38
	12/31/2008		40,638	7.35	to	7.22	566,221	1.24	1.25	to	1.65	(40.81)	to	(41.05)
	12/31/2007		41,221	12.41	to	12.25	970,410	0.19	1.25	to	1.65	4.17	to	3.75
	12/31/2006		49,189	11.80	to	22.60	1,078,861	—	1.25	to	1.65	10.11	to	10.55
	12/31/2005		52,805	10.71	to	20.44	1,079,471	—	1.25	to	1.65	(5.23)	to	(4.86)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century Equity Income
	12/31/2009	30,392	$11.04	to	$10.81	$448,345	2.66%	1.25%	to	1.65%	10.56%	to	10.12%
	12/31/2008	44,128	9.99	to	9.82	588,498	2.96	1.25	to	1.65	(21.29)	to	(21.60)
	12/31/2007	72,698	12.68	to	12.52	1,238,566	1.97	1.25	to	1.65	0.11	to	(0.29)
	12/31/2006	176,302	12.55	to	17.16	2,996,541	2.50	1.25	to	1.65	17.29	to	17.76
	12/31/2005	38,636	10.69	to	14.58	548,100	1.76	1.25	to	1.65	0.48	to	0.88
American Century Ultra®
	12/31/2009	—	9.64	to	9.44	—	—	1.25	to	1.65	33.37	to	32.84
	12/31/2008	—	7.23	to	7.11	—	—	1.25	to	1.65	(42.67)	to	(42.90)
	12/31/2007	—	12.61	to	12.45	—	—	1.25	to	1.65	19.95	to	19.47
	12/31/2006	—	10.41	to	10.51	—	—	1.25	to	1.65	(5.12)	to	(4.74)
	12/31/2005	—	10.97	to	11.02	—	—	1.25	to	1.65	4.99	to	5.25
American Funds Bond Fund of America
	12/31/2009	421,967	10.78	to	10.56	4,926,035	4.89	1.25	to	1.65	13.51	to	13.06
	12/31/2008	556,306	9.50	to	9.34	5,805,259	6.06	1.25	to	1.65	(13.41)	to	(13.75)
	12/31/2007	579,275	10.96	to	10.82	6,829,458	12.07	1.25	to	1.65	2.05	to	1.64
	12/31/2006	509,624	10.64	to	12.94	5,957,212	4.98	1.25	to	1.65	4.13	to	4.55
	12/31/2005	511,115	10.21	to	12.38	6,245,846	5.29	1.25	to	1.65	0.61	to	1.31
American Funds EuroPacific Growth
	12/31/2009	355,631	15.44	to	15.12	5,421,789	2.14	1.25	to	1.65	37.38	to	36.83
	12/31/2008	303,602	11.24	to	11.05	3,377,426	1.72	1.25	to	1.65	(41.32)	to	(41.56)
	12/31/2007	298,281	19.14	to	18.89	5,665,439	—	1.25	to	1.65	17.39	to	16.92
	12/31/2006	199,157	16.15	to	16.30	3,236,562	2.44	1.25	to	1.65	19.79	to	20.27
	12/31/2005	48,428	13.48	to	13.54	654,300	8.10	1.25	to	1.65	21.38	to	21.68
American Funds Growth Fund of America
	12/31/2009	648,404	11.84	to	11.59	9,788,416	0.92	1.25	to	1.65	32.91	to	32.38
	12/31/2008	905,191	8.91	to	8.76	9,799,802	0.79	1.25	to	1.65	(39.86)	to	(40.10)
	12/31/2007	849,712	14.80	to	14.61	15,649,924	1.50	1.25	to	1.65	9.52	to	9.08
	12/31/2006	1,063,472	13.39	to	18.93	17,943,094	0.92	1.25	to	1.65	9.09	to	9.53
	12/31/2005	921,449	12.27	to	17.29	15,434,688	0.72	1.25	to	1.65	12.72	to	14.71
American Funds Income Fund of America
	12/31/2009	290,332	11.49	to	11.25	4,293,619	5.42	1.25	to	1.65	22.85	to	22.36
	12/31/2008	315,157	9.35	to	9.19	3,759,084	4.90	1.25	to	1.65	(29.88)	to	(30.16)
	12/31/2007	345,136	13.33	to	13.16	5,884,846	4.26	1.25	to	1.65	2.40	to	1.99
	12/31/2006	386,758	12.89	to	18.04	6,717,570	4.63	1.25	to	1.65	18.26	to	18.78
	12/31/2005	584,866	10.90	to	15.18	8,818,697	3.90	1.25	to	1.65	2.07	to	3.41

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds Investment Company of America
	12/31/2009		389,392	$10.96	to	$10.73	$5,361,082	2.74%	1.25%	to	1.65%	25.63%	to	25.13%
	12/31/2008		415,673	8.73	to	8.58	4,576,037	2.42	1.25	to	1.65	(35.62)	to	(35.87)
	12/31/2007		469,452	13.55	to	13.37	8,084,621	1.86	1.25	to	1.65	4.50	to	4.08
	12/31/2006		426,419	12.84	to	17.46	7,104,442	2.24	1.25	to	1.65	14.01	to	14.46
	12/31/2005		387,941	11.26	to	15.26	5,814,525	2.25	1.25	to	1.65	5.46	to	6.95
BlackRock Basic Value
	12/31/2009		225,758	10.75	to	10.52	2,606,107	3.92	1.25	to	1.65	28.83	to	28.32
	12/31/2008		155,942	8.34	to	8.20	1,599,655	2.48	1.25	to	1.65	(37.45)	to	(37.70)
	12/31/2007		140,965	13.33	to	13.16	2,146,868	1.91	1.25	to	1.65	(0.34)	to	(0.74)
	12/31/2006		54,301	13.25	to	19.33	983,512	1.49	1.25	to	1.65	20.31	to	20.79
	12/31/2005		53,110	11.01	to	16.00	849,749	1.29	1.25	to	1.65	1.86	to	2.26
BlackRock Total Return
	12/31/2009		36,310	10.71	to	10.49	398,707	5.28	1.25	to	1.65	14.47	to	14.01
	12/31/2008		35,147	9.35	to	9.20	339,435	4.95	1.25	to	1.65	(12.69)	to	(13.04)
	12/31/2007	(1)	222,816	10.71	to	10.57	2,541,518	4.43	1.25	to	1.65	3.41	to	2.99
BlackRock High Income
	12/31/2009		—	10.16	to	10.05	—	—	1.25	to	1.65	55.25	to	54.63
	12/31/2008		—	6.55	to	6.50	—	—	1.25	to	1.65	(33.15)	to	(33.42)
	12/31/2007	(1)	—	9.79	to	9.76	—	—	1.25	to	1.65	(3.66)	to	(3.92)
BlackRock Fundamental Growth
	12/31/2009		255,031	11.44	to	11.20	2,973,822	0.57	1.25	to	1.65	34.85	to	34.32
	12/31/2008		291,459	8.48	to	8.34	2,594,995	—	1.25	to	1.65	(39.98)	to	(40.22)
	12/31/2007		220,936	14.12	to	13.94	3,201,691	—	1.25	to	1.65	18.40	to	17.93
	12/31/2006		52,148	11.82	to	14.53	724,955	—	1.25	to	1.65	1.99	to	2.40
	12/31/2005		39,766	11.58	to	14.19	564,105	0.69	1.25	to	1.65	7.21	to	7.64
BlackRock Global SmallCap
	12/31/2009		6,651	13.85	to	13.56	90,687	—	1.25	to	1.65	33.04	to	32.51
	12/31/2008		6,778	10.41	to	10.23	69,665	0.05	1.25	to	1.65	(38.56)	to	(38.80)
	12/31/2007		6,839	16.93	to	16.71	114,682	0.73	1.25	to	1.65	14.88	to	14.41
	12/31/2006		8,982	14.60	to	14.73	137,841	—	1.25	to	1.65	16.19	to	16.66
	12/31/2005		4,434	12.56	to	12.62	55,832	—	1.25	to	1.65	15.25	to	15.54
BlackRock International Index
	12/31/2009		7,066	12.40	to	12.15	85,866	2.50	1.25	to	1.65	26.41	to	25.91
	12/31/2008		7,145	9.81	to	9.65	68,945	2.18	1.25	to	1.65	(43.16)	to	(43.38)
	12/31/2007		7,211	17.25	to	17.03	122,839	2.31	1.25	to	1.65	8.62	to	8.19
	12/31/2006		9,631	15.73	to	15.87	151,719	4.66	1.25	to	1.65	23.65	to	24.15
	12/31/2005		—	12.72	to	12.78	—	—	1.25	to	1.65	15.13	to	15.41

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Small Cap Index
	12/31/2009		—	$10.55	to	$10.33	$—	—%	1.25%	to	1.65%	24.79%	to	24.30%
	12/31/2008		—	8.46	to	8.31	—	—	1.25	to	1.65	(35.04)	to	(35.30)
	12/31/2007		—	13.01	to	12.84	—	—	1.25	to	1.65	(3.39)	to	(3.78)
	12/31/2006		6,625	13.34	to	13.46	88,386	1.14	1.25	to	1.65	15.18	to	15.64
	12/31/2005		—	11.58	to	11.64	—	—	1.25	to	1.65	9.71	to	9.98
BlackRock Government Income
	12/31/2009		256,097	11.00	to	10.85	2,811,952	4.42	1.25	to	1.65	(1.26)	to	(1.65)
	12/31/2008		31,528	11.14	to	11.03	350,079	4.43	1.25	to	1.65	4.31	to	3.89
	12/31/2007		27,251	10.68	to	10.61	301,579	0.00	1.25	to	1.65	2.73	to	2.32
	12/31/2006	(1)	318,000	10.37	to	10.39	3,305,853	4.52	1.25	to	1.65	1.40	to	1.80
BlackRock International Value
	12/31/2009		8,179	7.77	to	7.68	62,909	2.38	1.25	to	1.65	26.82	to	26.31
	12/31/2008		8,070	6.12	to	6.08	49,117	1.44	1.25	to	1.65	(43.66)	to	(43.89)
	12/31/2007	(1)	7,262	10.86	to	10.83	78,674	2.98	1.25	to	1.65	3.23	to	2.96
BlackRock Global Allocation
	12/31/2009		416,490	14.79	to	14.49	7,810,897	2.24	1.25	to	1.65	20.13	to	19.66
	12/31/2008		351,645	12.31	to	12.11	5,323,456	3.97	1.25	to	1.65	(21.59)	to	(21.91)
	12/31/2007		451,739	15.70	to	15.49	9,042,525	3.05	1.25	to	1.65	15.19	to	14.73
	12/31/2006		339,076	13.50	to	20.76	5,959,194	1.98	1.25	to	1.65	14.00	to	14.45
	12/31/2005		366,758	11.83	to	18.14	6,510,109	1.97	1.25	to	1.65	8.48	to	8.91
BlackRock Global Growth
	12/31/2009		9,437	8.16	to	8.10	76,524	1.20	1.25	to	1.65	34.49	to	33.95
	12/31/2008	(1)	2,137	6.07	to	6.05	12,947	0.74	1.25	to	1.65	(42.05)	to	(42.20)
BlackRock S&P 500 Index
	12/31/2009		129,448	10.17	to	9.96	1,650,282	2.11	1.25	to	1.65	24.24	to	23.75
	12/31/2008		98,184	8.18	to	8.05	1,034,082	0.79	1.25	to	1.65	(38.12)	to	(38.37)
	12/31/2007		109,279	13.22	to	13.05	1,838,465	1.63	1.25	to	1.65	3.60	to	3.19
	12/31/2006		157,690	12.64	to	16.96	2,597,292	1.21	1.25	to	1.65	13.24	to	13.70
	12/31/2005		101,958	11.15	to	14.92	1,515,704	2.07	1.25	to	1.65	2.63	to	3.04
BlackRock Short-Term Bond
	12/31/2009		1,386	10.71	to	10.49	14,536	3.51	1.25	to	1.65	11.40	to	10.95
	12/31/2008		1,399	9.62	to	9.45	13,223	3.81	1.25	to	1.65	(8.33)	to	(8.70)
	12/31/2007		3,358	10.48	to	10.35	34,884	4.02	1.25	to	1.65	1.86	to	1.45
	12/31/2006		2,000	10.20	to	10.29	24,926	3.94	1.25	to	1.65	2.27	to	2.67
	12/31/2005		16,000	9.96	to	10.01	155,681	3.33	1.25	to	1.65	(0.02)	to	0.23

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Large Cap Core
	12/31/2009	21,657	$10.57	to	$10.35	$227,509	1.16%	1.25%	to	1.65%	18.97%	to	18.49%
	12/31/2008	21,646	8.89	to	8.74	191,410	—	1.25	to	1.65	(38.28)	to	(38.53)
	12/31/2007	25,257	14.39	to	14.21	362,413	—	1.25	to	1.65	3.50	to	3.08
	12/31/2006	19,262	13.77	to	13.90	272,173	—	1.25	to	1.65	10.90	to	11.34
	12/31/2005	11,351	12.41	to	12.48	141,542	—	1.25	to	1.65	11.40	to	11.67
BlackRock Large Cap Growth
	12/31/2009	225,544	11.10	to	10.87	2,468,709	0.26	1.25	to	1.65	29.32	to	28.81
	12/31/2008	13,920	8.58	to	8.44	117,582	—	1.25	to	1.65	(37.75)	to	(38.00)
	12/31/2007	25,318	13.78	to	13.60	344,500	—	1.25	to	1.65	6.65	to	6.22
	12/31/2006	24,504	12.80	to	12.91	316,840	—	1.25	to	1.65	4.69	to	5.11
	12/31/2005	2,247	12.22	to	12.28	27,523	—	1.25	to	1.65	10.80	to	11.07
BlackRock Large Cap Value
	12/31/2009	34,916	10.62	to	10.40	364,811	0.95	1.25	to	1.65	12.72	to	12.27
	12/31/2008	34,462	9.43	to	9.27	320,645	0.59	1.25	to	1.65	(36.53)	to	(36.79)
	12/31/2007	33,097	14.84	to	14.65	486,489	0.05	1.25	to	1.65	3.42	to	3.01
	12/31/2006	27,208	14.22	to	14.34	393,756	0.04	1.25	to	1.65	13.84	to	14.30
	12/31/2005	32,438	12.48	to	12.54	405,647	0.00	1.25	to	1.65	13.00	to	13.27
BlackRock Value Opportunities
	12/31/2009	101,261	9.43	to	9.24	1,434,159	0.13	1.25	to	1.65	26.05	to	25.55
	12/31/2008	110,047	7.48	to	7.36	1,251,135	—	1.25	to	1.65	(42.00)	to	(42.23)
	12/31/2007	117,406	12.90	to	12.73	2,321,412	—	1.25	to	1.65	(2.63)	to	(3.02)
	12/31/2006	141,459	13.12	to	21.11	2,892,688	—	1.25	to	1.65	10.23	to	10.67
	12/31/2005	126,808	11.90	to	19.08	2,417,219	—	1.25	to	1.65	7.96	to	8.39
Cohen & Steers Realty Income
	12/31/2009	6,831	10.22	to	10.01	68,692	3.78	1.25	to	1.65	35.72	to	35.18
	12/31/2008	8,039	7.53	to	7.40	59,765	3.28	1.25	to	1.65	(36.90)	to	(37.16)
	12/31/2007	70,290	11.93	to	11.77	830,979	4.20	1.25	to	1.65	(21.40)	to	(21.71)
	12/31/2006	64,400	15.03	to	15.17	968,486	4.72	1.25	to	1.65	27.73	to	28.24
	12/31/2005	19,818	11.76	to	11.82	233,489	7.40	1.25	to	1.65	5.27	to	5.53
Columbia Acorn USA
	12/31/2009	62,647	11.48	to	11.24	708,845	—	1.25	to	1.65	39.32	to	38.76
	12/31/2008	75,676	8.24	to	8.10	616,297	—	1.25	to	1.65	(40.16)	to	(40.40)
	12/31/2007	31,480	13.80	to	13.58	429,128	—	1.25	to	1.65	1.84	to	1.43
	12/31/2006	134,869	13.38	to	13.50	1,809,338	—	1.25	to	1.65	6.13	to	6.56
	12/31/2005	22,843	12.60	to	12.67	288,714	—	1.25	to	1.65	11.63	to	11.90

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Columbia Acorn International
	12/31/2009		8,171	$8.94	to	$8.84	$72,349	1.50%	1.25%	to	1.65%	48.53%	to	47.94%
	12/31/2008		8,643	6.02	to	5.98	51,715	0.18	1.25	to	1.65	(46.79)	to	(47.00)
	12/31/2007	(1)	6,861	11.31	to	11.27	77,336	0.19	1.25	to	1.65	6.02	to	5.74
Columbia Marsico Growth
	12/31/2009		10,543	8.49	to	8.36	88,645	0.59	1.25	to	1.65	27.47	to	26.97
	12/31/2008		392,955	6.66	to	6.58	2,598,446	0.04	1.25	to	1.65	(42.78)	to	(43.01)
	12/31/2007		342,543	11.63	to	11.55	3,966,466	0.08	1.25	to	1.65	12.50	to	12.05
	12/31/2006	(1)	9,000	10.30	to	10.33	90,309	—	1.25	to	1.65	2.01	to	2.28
Davis New York Venture
	12/31/2009		772,821	10.80	to	10.57	10,565,857	0.82	1.25	to	1.65	30.42	to	29.90
	12/31/2008		311,845	8.28	to	8.14	3,283,019	0.97	1.25	to	1.65	(40.81)	to	(41.04)
	12/31/2007		354,008	13.98	to	13.80	6,353,068	1.09	1.25	to	1.65	3.61	to	3.19
	12/31/2006		604,851	13.37	to	19.18	10,639,350	1.05	1.25	to	1.65	13.19	to	13.64
	12/31/2005		280,901	11.80	to	16.88	4,661,769	0.74	1.25	to	1.65	8.82	to	9.26
Delaware Trend
	12/31/2009		27,858	10.60	to	10.38	413,373	—	1.25	to	1.65	52.68	to	52.07
	12/31/2008		34,806	6.94	to	6.82	341,265	—	1.25	to	1.65	(47.94)	to	(48.15)
	12/31/2007		32,674	13.33	to	13.15	614,490	—	1.25	to	1.65	9.15	to	8.71
	12/31/2006		32,635	12.09	to	17.69	567,278	—	1.25	to	1.65	5.08	to	5.50
	12/31/2005		34,561	11.50	to	16.77	578,298	—	1.25	to	1.65	3.33	to	3.75
Dreyfus Appreciation
	12/31/2009		9,112	10.60	to	10.38	95,617	0.38	1.25	to	1.65	19.51	to	19.03
	12/31/2008		180,756	8.87	to	8.72	1,587,378	1.83	1.25	to	1.65	(33.25)	to	(33.51)
	12/31/2007		155,872	13.29	to	13.11	2,054,690	1.80	1.25	to	1.65	5.16	to	4.74
	12/31/2006		130,433	12.51	to	12.63	1,643,825	3.63	1.25	to	1.65	14.31	to	14.76
	12/31/2005		56,445	10.94	to	11.00	618,905	6.21	1.25	to	1.65	1.83	to	2.08
Eaton Vance Floating-Rate
	12/31/2009		—	10.87	to	10.64	—	8.39	1.25	to	1.65	44.38	to	43.80
	12/31/2008		—	7.53	to	7.40	—	5.16	1.25	to	1.65	(31.37)	to	(31.65)
	12/31/2007		912	10.96	to	10.82	9,862	7.27	1.25	to	1.65	0.40	to	—
	12/31/2006		120,663	10.81	to	10.91	1,306,499	6.42	1.25	to	1.65	4.50	to	4.92
	12/31/2005		28,743	10.34	to	10.39	297,798	5.07	1.25	to	1.65	2.23	to	2.48

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Eaton Vance Large-Cap Value
	12/31/2009	223,005	$8.09	to	$8.00	$1,791,435	1.24%	1.25%	to	1.65%	15.56%	to	15.10%
	12/31/2008	101,642	7.00	to	6.95	707,865	1.50	1.25	to	1.65	(35.32)	to	(35.58)
	12/31/2007 (1)	96,837	10.82	to	10.78	1,045,314	8.96	1.25	to	1.65	2.15	to	1.88
Federated Capital Appreciation
	12/31/2009	186,469	10.85	to	10.62	1,996,558	0.78	1.25	to	1.65	12.73	to	12.28
	12/31/2008	157,733	9.62	to	9.46	1,501,926	0.79	1.25	to	1.65	(29.87)	to	(30.15)
	12/31/2007	140,444	13.71	to	13.54	1,910,780	—	1.25	to	1.65	9.17	to	8.73
	12/31/2006	—	12.44	to	12.56	—	—	1.25	to	1.65	14.05	to	14.51
	12/31/2005	—	10.91	to	10.96	—	—	1.25	to	1.65	2.54	to	2.79
Federated Kaufmann
	12/31/2009	43,922	12.39	to	12.13	536,912	0.17	1.25	to	1.65	28.07	to	27.56
	12/31/2008	54,908	9.68	to	9.51	524,902	—	1.25	to	1.65	(42.97)	to	(43.19)
	12/31/2007	75,218	16.96	to	16.74	1,263,994	—	1.25	to	1.65	19.83	to	19.35
	12/31/2006	20,127	14.02	to	14.14	282,274	—	1.25	to	1.65	12.65	to	13.10
	12/31/2005	—	12.44	to	12.50	—	—	1.25	to	1.65	13.92	to	14.20
Fidelity Advisor Equity Growth
	12/31/2009	19,400	9.76	to	9.56	240,457	—	1.25	to	1.65	26.32	to	25.82
	12/31/2008	258,428	7.73	to	7.60	2,536,933	0.15	1.25	to	1.65	(47.64)	to	(47.85)
	12/31/2007	426,622	14.75	to	14.56	7,998,414	—	1.25	to	1.65	24.67	to	24.17
	12/31/2006	11,996	11.72	to	15.04	187,850	—	1.25	to	1.65	4.75	to	5.17
	12/31/2005	11,496	11.18	to	14.30	164,376	—	1.25	to	1.65	3.61	to	4.02
Fidelity Advisor Mid Cap
	12/31/2009	2,908	15.53	to	15.53	45,170	0.19	1.30	to	1.30	44.89	to	44.89
	12/31/2008	8,015	10.72	to	10.72	85,928	—	1.30	to	1.30	(52.96)	to	(52.96)
	12/31/2007	8,510	22.78	to	22.78	193,891	—	1.30	to	1.30	8.22	to	8.22
	12/31/2006	13,210	21.05	to	21.05	279,716	—	1.30	to	1.30	11.77	to	11.77
	12/31/2005	14,081	18.83	to	18.83	265,072	1.90	1.30	to	1.30	6.95	to	6.95
Fidelity Advisor Overseas
	12/31/2009	17,710	17.63	to	17.63	312,211	1.36	1.30	to	1.30	24.68	to	24.68
	12/31/2008	20,277	14.14	to	14.14	286,702	2.03	1.30	to	1.30	(43.79)	to	(43.79)
	12/31/2007	18,697	25.15	to	25.15	470,202	1.36	1.30	to	1.30	15.47	to	15.47
	12/31/2006	18,732	21.77	to	21.77	417,573	0.93	1.30	to	1.30	17.38	to	17.38
	12/31/2005	12,446	18.54	to	18.54	230,793	1.06	1.30	to	1.30	12.81	to	12.81

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Forty
	12/31/2009		232,938	$10.51	to	$10.40	$2,432,516	—%	1.25%	to	1.65%	42.04%	to	41.47%
	12/31/2008		150,703	7.40	to	7.35	1,110,739	—	1.25	to	1.65	(44.61)	to	(44.83)
	12/31/2007	(1)	355,582	13.36	to	13.31	4,740,111	0.38	1.25	to	1.65	26.49	to	26.15
Janus Enterprise
	12/31/2009	(1)	28,122	12.73	to	12.71	357,665	—	1.25	to	1.65	41.01	to	40.44
JPMorgan Multi-Cap Market Neutral
	12/31/2009		11,865	9.82	to	9.67	115,354	—	1.25	to	1.65	(1.54)	to	(1.93)
	12/31/2008		4,458	9.97	to	9.86	44,420	0.50	1.25	to	1.65	(1.62)	to	(2.01)
	12/31/2007		3,748	10.13	to	10.06	21,744	0.11	1.25	to	1.65	(4.03)	to	(4.41)
	12/31/2006	(1)	101,000	10.52	to	10.55	1,059,573	6.63	1.25	to	1.65	1.75	to	1.96
JPMorgan Small Cap Growth
	12/31/2009		—	8.42	to	8.32	—	—	1.25	to	1.65	36.98	to	36.44
	12/31/2008		—	6.14	to	6.10	—	—	1.25	to	1.65	(44.00)	to	(44.22)
	12/31/2007	(1)	—	10.97	to	10.93	—	—	1.25	to	1.65	7.54	to	7.25
Lord Abbett Affiliated
	12/31/2009		2,209	9.81	to	9.61	21,480	0.39	1.25	to	1.65	17.91	to	17.44
	12/31/2008		66,739	8.32	to	8.18	549,518	1.70	1.25	to	1.65	(37.95)	to	(38.20)
	12/31/2007		82,363	13.41	to	13.23	1,095,311	1.28	1.25	to	1.65	2.32	to	1.91
	12/31/2006		75,718	12.98	to	13.10	981,221	1.87	1.25	to	1.65	15.63	to	16.09
	12/31/2005		1,604	11.22	to	11.27	18,055	2.62	1.25	to	1.65	5.71	to	5.97
Lord Abbett Bond-Debenture Fund
	12/31/2009		51,320	12.40	to	12.14	790,584	7.84	1.25	to	1.65	33.82	to	33.29
	12/31/2008		57,809	9.27	to	9.11	671,421	7.24	1.25	to	1.65	(21.30)	to	(21.61)
	12/31/2007		64,274	11.77	to	11.62	952,268	7.07	1.25	to	1.65	3.97	to	3.55
	12/31/2006		90,491	11.21	to	14.76	1,298,440	6.56	1.25	to	1.65	8.02	to	8.46
	12/31/2005		95,558	10.38	to	13.61	1,296,610	6.56	1.25	to	1.65	(0.15)	to	0.25

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Lord Abbett Mid-Cap Value
	12/31/2009	173,946	$9.93	to	$9.73	$2,361,599	0.62%	1.25%	to	1.65%	25.10%	to	24.60%
	12/31/2008	196,948	7.94	to	7.81	2,117,017	1.57	1.25	to	1.65	(40.22)	to	(40.46)
	12/31/2007	244,193	13.28	to	13.11	4,212,033	0.38	1.25	to	1.65	(0.76)	to	(1.16)
	12/31/2006	291,884	13.25	to	19.57	5,492,189	0.57	1.25	to	1.65	10.47	to	10.91
	12/31/2005	244,413	11.99	to	17.64	4,186,508	0.46	1.25	to	1.65	6.35	to	6.77
Ready Assets Prime Money Market
	12/31/2009	156,991	10.85	to	10.63	1,678,507	0.29	1.25	to	1.65	(1.01)	to	(1.40)
	12/31/2008	269,442	10.96	to	10.78	2,913,118	2.58	1.25	to	1.65	1.28	to	0.88
	12/31/2007	287,624	10.82	to	10.68	3,071,272	4.72	1.25	to	1.65	3.43	to	3.02
	12/31/2006	191,076	10.32	to	10.46	1,969,066	4.33	1.25	to	1.65	2.67	to	3.08
	12/31/2005	163,667	10.01	to	10.14	1,641,563	2.52	1.25	to	1.65	0.89	to	1.29
MFS® Core Growth
	12/31/2009	9,409	12.69	to	12.69	119,399	0.01	1.30	to	1.30	22.50	to	22.50
	12/31/2008	17,700	10.36	to	10.36	183,362	—	1.30	to	1.30	(37.41)	to	(37.41)
	12/31/2007	138,359	16.55	to	16.55	2,289,409	—	1.30	to	1.30	13.38	to	13.38
	12/31/2006	203,186	14.59	to	14.59	2,960,625	—	1.30	to	1.30	7.97	to	7.97
	12/31/2005	95,735	13.51	to	13.51	1,293,281	—	1.30	to	1.30	5.01	to	5.01
MFS® Research International
	12/31/2009	30,530	19.03	to	19.03	580,868	1.20	1.30	to	1.30	29.46	to	29.46
	12/31/2008	27,121	14.70	to	14.70	398,584	2.62	1.30	to	1.30	(43.44)	to	(43.44)
	12/31/2007	24,017	25.97	to	25.97	623,822	1.39	1.30	to	1.30	11.41	to	11.41
	12/31/2006	19,369	23.31	to	23.31	452,618	1.47	1.30	to	1.30	25.55	to	25.55
	12/31/2005	14,049	18.56	to	18.56	260,744	0.77	1.30	to	1.30	14.65	to	14.65
MFS® Mid Cap Growth
	12/31/2009	21,314	12.30	to	12.30	262,264	—	1.30	to	1.30	39.81	to	39.81
	12/31/2008	25,768	8.80	to	8.80	226,796	—	1.30	to	1.30	(51.77)	to	(51.77)
	12/31/2007	23,776	18.24	to	18.24	433,749	—	1.30	to	1.30	8.03	to	8.03
	12/31/2006	22,762	16.88	to	16.88	376,539	—	1.30	to	1.30	0.83	to	0.83
	12/31/2005	22,543	16.74	to	16.74	377,309	—	1.30	to	1.30	1.33	to	1.33
Oppenheimer Capital Appreciation
	12/31/2009	4,219	10.10	to	9.89	42,160	—	1.25	to	1.65	41.80	to	41.24
	12/31/2008	37,942	7.12	to	7.00	265,838	—	1.25	to	1.65	(46.60)	to	(46.81)
	12/31/2007	2,097	13.33	to	13.16	27,774	—	1.25	to	1.65	12.29	to	11.84
	12/31/2006	2,520	11.76	to	11.86	24,973	—	1.25	to	1.65	5.70	to	6.12
	12/31/2005	595	11.12	to	11.17	6,629	3.05	1.25	to	1.65	4.96	to	5.22

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Oppenheimer Global
	12/31/2009	25,344	$18.49	to	$18.49	$468,508	0.55%	1.30%	to	1.30%	37.41%	to	37.41%
	12/31/2008	13,124	13.45	to	13.45	176,562	1.09	1.30	to	1.30	(41.81)	to	(41.81)
	12/31/2007	20,527	23.11	to	23.11	474,430	0.98	1.30	to	1.30	4.56	to	4.56
	12/31/2006	34,973	22.10	to	22.10	778,955	0.46	1.30	to	1.30	15.83	to	15.83
	12/31/2005	14,277	19.07	to	19.07	272,281	0.83	1.30	to	1.30	12.33	to	12.33
Oppenheimer Main Street
	12/31/2009	19,004	10.17	to	9.96	229,267	0.75	1.25	to	1.65	27.17	to	26.66
	12/31/2008	24,590	8.00	to	7.87	239,089	1.16	1.25	to	1.65	(39.54)	to	(39.78)
	12/31/2007	26,128	13.23	to	13.06	413,353	0.91	1.25	to	1.65	2.85	to	2.43
	12/31/2006	29,804	12.74	to	16.46	479,978	0.97	1.25	to	1.65	12.98	to	13.43
	12/31/2005	29,245	11.27	to	14.51	412,876	1.75	1.25	to	1.65	3.96	to	4.38
Oppenheimer Main Street Small Cap
	12/31/2009	429	11.26	to	11.02	4,777	0.09	1.25	to	1.65	35.25	to	34.71
	12/31/2008	6,531	8.32	to	8.18	53,462	—	1.25	to	1.65	(39.09)	to	(39.33)
	12/31/2007	1,074	13.66	to	13.48	14,484	0.37	1.25	to	1.65	(2.83)	to	(3.22)
	12/31/2006	472	13.92	to	14.05	—	—	1.25	to	1.65	12.72	to	13.17
	12/31/2005	8,528	12.34	to	12.41	105,534	—	1.25	to	1.65	13.30	to	13.58
Oppenheimer Quest Opportunity Value
	12/31/2009	8,087	14.69	to	14.69	118,809	—	1.30	to	1.30	14.72	to	14.72
	12/31/2008	147,787	12.81	to	12.81	1,892,656	—	1.30	to	1.30	(21.34)	to	(21.34)
	12/31/2007	5,845	16.28	to	16.28	95,142	11.85	1.30	to	1.30	10.76	to	10.76
	12/31/2006	3,984	14.69	to	14.69	61,365	1.34	1.30	to	1.30	9.77	to	9.77
	12/31/2005	4,193	13.38	to	13.38	56,098	0.94	1.30	to	1.30	0.50	to	0.50
PIMCO CommodityRealReturn Strategy
	12/31/2009	82,701	10.21	to	9.99	833,827	6.44	1.25	to	1.65	37.77	to	37.22
	12/31/2008	105,154	7.41	to	7.28	771,010	5.08	1.25	to	1.65	(44.44)	to	(44.67)
	12/31/2007	137,235	13.33	to	13.16	1,814,940	6.16	1.25	to	1.65	21.57	to	21.08
	12/31/2006	101,263	10.86	to	10.96	1,101,598	3.27	1.25	to	1.65	(5.08)	to	(4.70)
	12/31/2005	20,778	11.44	to	11.49	238,022	52.42	1.25	to	1.65	16.12	to	16.40
PIMCO Low Duration
	12/31/2009	2,640	11.40	to	11.27	29,929	3.27	1.25	to	1.65	11.54	to	11.09
	12/31/2008	1,361	10.22	to	10.15	13,861	4.00	1.25	to	1.65	(2.96)	to	(3.35)
	12/31/2007 (1)	—	10.53	to	10.49	—	—	1.25	to	1.65	4.96	to	4.68

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
PIMCO Real Return
	12/31/2009		88,195	$12.04	to	$11.79	$1,048,541	3.28%	1.25%	to	1.65%	16.98%	to	16.52%
	12/31/2008		162,094	10.29	to	10.12	1,651,316	3.41	1.25	to	1.65	(8.08)	to	(8.44)
	12/31/2007		157,003	11.19	to	11.05	1,743,602	3.89	1.25	to	1.65	9.67	to	9.23
	12/31/2006		25,185	10.11	to	10.20	250,797	3.27	1.25	to	1.65	(1.83)	to	(1.44)
	12/31/2005		2,544	10.29	to	10.34	26,320	7.39	1.25	to	1.65	(0.53)	to	(0.29)
PIMCO Total Return
	12/31/2009		1,049,732	12.91	to	12.64	14,010,041	5.28	1.25	to	1.65	11.96	to	11.51
	12/31/2008		1,412,517	11.53	to	11.34	16,940,870	4.67	1.25	to	1.65	2.98	to	2.57
	12/31/2007		1,091,765	11.19	to	11.05	12,729,557	4.60	1.25	to	1.65	7.18	to	6.75
	12/31/2006		999,198	10.34	to	11.38	10,994,807	4.30	1.25	to	1.65	1.78	to	2.18
	12/31/2005		410,799	10.16	to	11.14	4,463,027	3.13	1.25	to	1.65	0.69	to	1.09
Pioneer Emerging Markets
	12/31/2009		72,367	11.61	to	11.43	832,205	0.23	1.25	to	1.65	71.41	to	70.73
	12/31/2008		30,163	6.77	to	6.70	202,820	0.76	1.25	to	1.65	(59.56)	to	(59.72)
	12/31/2007		22,749	16.74	to	16.62	378,904	—	1.25	to	1.65	40.13	to	39.56
	12/31/2006	(1)	15,000	11.90	to	11.94	184,647	0.92	1.25	to	1.65	7.88	to	8.17
Pioneer
	12/31/2009		—	10.86	to	10.63	—	—	1.25	to	1.65	22.70	to	22.21
	12/31/2008		—	8.85	to	8.70	—	—	1.25	to	1.65	(35.23)	to	(35.49)
	12/31/2007		2,211	13.66	to	13.48	30,026	0.75	1.25	to	1.65	3.34	to	2.93
	12/31/2006		224,494	13.09	to	13.21	2,952,790	1.00	1.25	to	1.65	14.43	to	14.89
	12/31/2005		39,257	11.43	to	11.49	449,756	1.14	1.25	to	1.65	6.49	to	6.75
Pioneer High Yield
	12/31/2009		40,886	11.98	to	11.73	482,490	6.47	1.25	to	1.65	60.21	to	59.57
	12/31/2008		15,721	7.48	to	7.35	115,970	6.49	1.25	to	1.65	(37.87)	to	(38.11)
	12/31/2007		12,555	12.03	to	11.88	149,333	4.59	1.25	to	1.65	5.55	to	5.13
	12/31/2006		14,841	11.29	to	11.39	163,202	4.78	1.25	to	1.65	8.76	to	9.19
	12/31/2005		4,593	10.38	to	10.43	47,707	5.41	1.25	to	1.65	6.10	to	6.36
Pioneer Real Estate Shares
	12/31/2009		41,881	8.14	to	8.08	339,570	3.75	1.25	to	1.65	28.54	to	28.02
	12/31/2008	(1)	40,880	6.34	to	6.31	258,468	4.20	1.25	to	1.65	(45.31)	to	(45.46)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Pioneer Growth Opportunities
	12/31/2009	(1)	3,967	$11.33	to	$11.32	$44,893	—%	1.25%	to	1.65%	41.24%	to	40.68%
The Putnam Fund for Growth and Income
	12/31/2009		4,416	12.67	to	12.67	55,928	1.32	1.30	to	1.30	27.73	to	27.73
	12/31/2008		3,866	9.92	to	9.92	38,332	1.92	1.30	to	1.30	(39.66)	to	(39.66)
	12/31/2007		4,345	16.43	to	16.43	71,383	1.34	1.30	to	1.30	(7.41)	to	(7.41)
	12/31/2006		5,738	17.74	to	17.74	104,614	1.06	1.30	to	1.30	14.30	to	14.30
	12/31/2005		6,160	15.51	to	15.51	95,570	1.34	1.30	to	1.30	3.76	to	3.76
Putnam International Equity
	12/31/2009		18,102	15.64	to	15.64	283,042	2.57	1.30	to	1.30	23.65	to	23.65
	12/31/2008		19,756	12.65	to	12.65	249,826	—	1.30	to	1.30	(45.57)	to	(45.57)
	12/31/2007		16,608	23.23	to	23.23	385,751	2.65	1.30	to	1.30	6.96	to	6.96
	12/31/2006		12,171	21.71	to	21.71	273,244	2.23	1.30	to	1.30	26.55	to	26.55
	12/31/2005		13,417	17.15	to	17.15	230,073	2.10	1.30	to	1.30	11.09	to	11.09
Putnam Voyager
	12/31/2009		27,548	14.72	to	14.72	405,462	1.99	1.30	to	1.30	61.86	to	61.86
	12/31/2008		289	9.09	to	9.09	2,625	—	1.30	to	1.30	(37.82)	to	(37.82)
	12/31/2007		242	14.62	to	14.62	3,532	—	1.30	to	1.30	3.90	to	3.90
	12/31/2006		31,536	14.07	to	14.07	444,370	—	1.30	to	1.30	3.84	to	3.84
	12/31/2005		73,056	13.54	to	13.54	989,266	0.76	1.30	to	1.30	4.11	to	4.11
Seligman Capital
	12/31/2009		—	8.36	to	8.26	—	—	1.25	to	1.65	47.95	to	47.37
	12/31/2008		—	5.65	to	5.61	—	—	1.25	to	1.65	(49.11)	to	(49.32)
	12/31/2007	(1)	—	11.09	to	11.06	—	—	1.25	to	1.65	4.97	to	4.69
Seligman Smaller-Cap Value
	12/31/2009		11,897	17.89	to	17.89	212,795	—	1.30	to	1.30	34.64	to	34.64
	12/31/2008		13,451	13.28	to	13.28	178,697	—	1.30	to	1.30	(41.97)	to	(41.97)
	12/31/2007		14,076	22.89	to	22.89	322,150	—	1.30	to	1.30	4.85	to	4.85
	12/31/2006		31,852	21.82	to	21.82	699,607	—	1.30	to	1.30	19.78	to	19.78
	12/31/2005		15,208	18.21	to	18.21	276,974	—	1.30	to	1.30	(4.36)	to	(4.36)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Templeton Foreign
	12/31/2009		152,974	$13.41	to	$13.14	$2,561,808	1.62%	1.25%	to	1.65%	47.87%	to	47.29%
	12/31/2008		153,525	9.07	to	8.92	1,758,440	3.41	1.25	to	1.65	(46.79)	to	(47.00)
	12/31/2007		151,985	17.04	to	16.82	3,209,511	1.77	1.25	to	1.65	15.72	to	15.26
	12/31/2006		150,278	14.59	to	20.36	2,819,696	2.28	1.25	to	1.65	17.92	to	18.39
	12/31/2005		131,090	12.36	to	17.19	2,183,261	1.60	1.25	to	1.65	8.77	to	9.21
Templeton Growth
	12/31/2009		15,779	10.47	to	10.25	233,067	1.79	1.25	to	1.65	29.19	to	28.67
	12/31/2008		17,462	8.10	to	7.96	198,029	1.93	1.25	to	1.65	(44.20)	to	(44.43)
	12/31/2007		27,163	14.51	to	14.33	557,394	1.23	1.25	to	1.65	0.86	to	0.45
	12/31/2006		22,330	14.25	to	20.70	451,080	1.66	1.25	to	1.65	19.76	to	20.24
	12/31/2005		40,926	11.90	to	17.21	604,673	1.20	1.25	to	1.65	6.33	to	6.75
Transamerica Equity
	12/31/2009		—	7.94	to	7.89	—	—	1.25	to	1.65	27.67	to	27.16
	12/31/2008	(1)	—	6.22	to	6.20	—	—	1.25	to	1.65	(42.64)		(42.79)
Transamerica Growth Opportunities
	12/31/2009		—	9.00	to	8.94	—	—	1.25	to	1.65	33.45	to	32.91
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.65	(36.70)	to	(36.87)
Transamerica Small/Mid Cap Value
	12/31/2009		965	8.91	to	8.85	8,567	—	1.25	to	1.65	40.80	to	40.24
	12/31/2008	(1)	—	6.33	to	6.31	—	4.21	1.25	to	1.65	(39.10)	to	(39.27)
Transamerica Flexible Income RTL
	12/31/2009	(1)	17,466	1.02	to	1.02	17,762	1.38	1.25	to	1.65	1.72	to	1.67
Van Kampen Comstock
	12/31/2009		71,197	10.09	to	9.88	1,068,629	1.49	1.25	to	1.65	27.84	to	27.33
	12/31/2008		63,341	7.89	to	7.76	736,866	2.10	1.25	to	1.65	(36.72)	to	(36.98)
	12/31/2007		72,042	12.47	to	12.30	1,333,825	—	1.25	to	1.65	(3.17)	to	(3.56)
	12/31/2006		159,388	12.75	to	19.99	3,162,415	2.09	1.25	to	1.65	14.11	to	14.57
	12/31/2005		153,281	11.17	to	17.45	2,393,623	1.86	1.25	to	1.65	2.44	to	2.85
Van Kampen Equity and Income
	12/31/2009		46,322	15.32	to	15.32	709,709	2.16	1.30	to	1.30	21.92	to	21.92
	12/31/2008		40,808	12.57	to	12.57	512,840	2.76	1.30	to	1.30	(25.78)	to	(25.78)
	12/31/2007		354,295	16.93	to	16.93	5,997,366	—	1.30	to	1.30	1.89	to	1.89
	12/31/2006		66,502	16.61	to	16.61	1,110,480	2.26	1.30	to	1.30	11.05	to	11.05
	12/31/2005		106,360	14.95	to	14.95	1,590,263	2.06	1.30	to	1.30	6.39	to	6.39
Van Kampen Mid Cap Growth
	12/31/2009		27,693	9.53	to	9.53	263,862	—	1.30	to	1.30	57.25	to	57.25
	12/31/2008	(1)	39,810	6.06	to	6.06	241,215	—	1.30	to	1.30	(49.09)	to	(49.09)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 2009 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 through 2005 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges
An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLNY’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.25% to 1.65%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.
A contract charge is deducted each year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than the amount specified below by product. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

Product	Contract Charge	Minimum Contract Value
IRA Series	$50	$50,000
IRA Annuity	$40	$50,000
6. Income Taxes
Operations of the Mutual Fund Account form a part of MLNY, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLNY for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLNY. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLNY, as long as earnings are credited under the variable life insurance contracts.
7. Dividend Distributions
Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
8. Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm
The Board of Directors
ML Life Insurance Company of New York
We have audited the accompanying balance sheets of ML Life Insurance Company of New York as of December 31, 2009 and 2008, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ML Life Insurance Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.

/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2010

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2009 — $110,939; 2008 — $127,986)	$113,927	$115,834
Equity available-for-sale securities, at estimated fair value (cost: 2009 — $80; 2008 — $257)	57	163
Policy loans	63,045	67,387

Total investments	177,029	183,384

Cash and cash equivalents	49,423	29,973
Accrued investment income	2,706	3,158
Deferred policy acquisition costs	360	373
Deferred sales inducements	130	165
Value of business acquired	30,982	41,525
Goodwill	500	500
Federal income taxes — current	—	1,443
Federal income taxes — deferred	—	5,183
Reinsurance receivables	1,782	680
Receivable for investments sold — net	65	—
Other assets	2,624	5,018
Separate Accounts assets	644,149	598,438

Total Assets	$909,750	$869,840

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$125,329	$135,062
Future policy benefits	18,486	19,872
Claims and claims settlement expenses	1,918	2,096

	145,733	157,030

Other policyholder funds	157	204
Federal income taxes — current	368	—
Federal income taxes — deferred	618	—
Affiliated payables — net	235	49
Other liabilities	932	827
Separate Accounts liabilities	644,149	598,438

Total Liabilities	792,192	756,548

Stockholder’s Equity
Common stock ( $10 par value; 220,000 shares authorized, issued and outstanding)	2,200	2,200
Additional paid-in capital	128,638	128,638
Accumulated other comprehensive income (loss), net of taxes	2,050	(8,333)
Retained deficit	(15,330)	(9,213)

Total Stockholder’s Equity	117,558	113,292

Total Liabilities and Stockholder’s Equity	$909,750	$869,840

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Revenues
Policy charge revenue	$14,774	$18,531	$20,782
Net investment income	9,900	11,066	11,246
Net realized investment gains (losses)
Total other-than-temporary impairment losses on securities	(909)	(520)	—
Portion of loss recognized in other comprehensive income	—	—	—

Net other-than-temporary impairment losses on securities recognized in income	(909)	(520)	—
Realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(2,054)	1,302	1,141

Net realized investment gains (losses)	(2,963)	782	1,141

Total Revenues	21,711	30,379	33,169

Benefits and Expenses
Interest credited to policyholder liabilities	6,597	6,180	7,643
Policy benefits (net of reinsurance recoveries: 2009 — $61; 2008 — $496; 2007 — $1,846)	3,278	2,625	2,069
Reinsurance premium ceded	383	1,404	1,872
Amortization of deferred policy acquisition costs	117	31	2,184
Amortization and impairment of value of business acquired	10,800	9,025	—
Amortization of other intangibles	—	368	—
Impairment charges	—	9,879	—
Insurance expenses and taxes	5,980	5,544	3,942

Total Benefits and Expenses	27,155	35,056	17,710

Income (Loss) Before Taxes	(5,444)	(4,677)	15,459

Federal Income Tax Expense (Benefit)
Current	561	—	3,786
Deferred	176	(2,464)	1,062

Federal Income Tax Expense (Benefit)	737	(2,464)	4,848

Net Income (Loss)	$(6,181)	$(2,213)	$10,611

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Net Income (Loss)	$(6,181)	$(2,213)	$10,611

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	12,600	(12,246)	499
Reclassification adjustment for (gains) losses included in net income	2,629	—	(2)

	15,229	(12,246)	497

Net unrealized other-than-temporary impairment gains (losses) on securities
Net unrealized other-than-temporary impairment gains arising during the period	79	—	—
Reclassification adjustment for other-than-temporary impairment gains included in net income	(33)	—	—

	46	—	—

Adjustments
Policyholder liabilities	333	(83)	(20)
Deferred policy acquisition costs	38	(38)	—
Value of business acquired	392	(454)	—
Deferred federal income taxes	(5,591)	4,488	(167)

	(4,828)	3,913	(187)

Total other comprehensive income (loss), net of taxes	10,447	(8,333)	310

Comprehensive Income (Loss)	$4,266	$(10,546)	$10,921

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Common Stock	$2,200	$2,200	$2,200

Additional Paid-in Capital
Balance at beginning of year	$128,638	$128,638	$52,310
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	76,328

Balance at end of year	$128,638	$128,638	$128,638

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(8,333)	$—	$(753)
Total other comprehensive income (loss), net of taxes	10,447	(8,333)	310
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	(64)	—	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	443

Balance at end of year	$2,050	$(8,333)	$—

Retained Earnings (Deficit)
Balance at beginning of year	$(9,213)	$—	$34,009
Net income (loss)	(6,181)	(2,213)	10,611
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	64	—	—
Cash dividend paid to AEGON USA, LLC	—	(7,000)	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(5,453)
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	(39,167)

Balance at end of year	$(15,330)	$(9,213)	$—

Total Stockholder’s Equity	$117,558	$113,292	$130,838

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(6,181)	$(2,213)	$10,611
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	51	(411)	433
Deferred sales inducements	35	(165)	(557)
Value of business acquired	10,800	9,025	—
Other intangibles	—	368	—
Benefit reserves	(598)	(1,290)	(592)
Federal income tax accruals	1,986	(3,178)	1,062
Claims and claims settlement expenses	(178)	(2,522)	(3,883)
Other policyholder funds	(47)	(785)	310
Other operating assets and liabilities, net	1,968	1,091	(2,559)
Amortization (accretion) of investments	(188)	(64)	238
Impairment charges	—	9,879	—
Interest credited to policyholder liabilities	6,597	6,180	7,643
Net realized investment (gains) losses	2,963	(782)	(1,141)

Net cash and cash equivalents provided by operating activities	17,208	15,133	11,565

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	28,544	32,068	12,210
Maturities of available-for-sale securities	12,358	36,215	41,362
Purchases of available-for-sale securities	(24,370)	(95,749)	(19,808)
Net settlements on futures contracts	(1,849)	1,273	—
Policy loans on insurance contracts, net	4,342	1,778	3,614

Net cash and cash equivalents provided by (used in) investing activities	19,025	(24,415)	37,378

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	2,907	9,090	32,544
Policyholder withdrawals	(19,690)	(23,241)	(51,580)
Cash dividend paid to AEGON USA, LLC	—	(7,000)	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(5,453)

Net cash and cash equivalents used in financing activities	(16,783)	(21,151)	(24,489)

Net increase (decrease) in cash and cash equivalents (1)	19,450	(30,433)	24,454
Cash and cash equivalents, beginning of year	29,973	60,406	35,952

Cash and cash equivalents, end of year	$49,423	$29,973	$60,406

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2009 — $0; 2008 — $6; 2007 — $0); interest paid (2009 — $1; 2008 — $9; 2007 — $74); federal income taxes paid (2009 — $100; 2008 — $1,443; 2007 — $5,686); and federal income taxes received (2009 — $1,350; 2008 — $729; 2007 — $0)
See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Basis of Presentation
ML Life Insurance Company of New York (“MLLICNY” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLICNY and its affiliate, Merrill Lynch Life Insurance Company (“MLLIC”) were acquired by AUSA for $0.13 billion and $1.12 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLICNY was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”).
The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of New York and is currently licensed to sell insurance and annuities in nine states. During 2009, the Company, in addition to no longer issuing life insurance products, is no longer issuing variable annuity and market value adjusted annuity products.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLICNY and its affiliate MLLIC. In accordance with GAAP guidance, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the guidance, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2009 and 2008 amounts are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, other intangibles, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Changes in the fair value of fixed maturity and equity securities are reported as a component of accumulated other comprehensive income (loss), net of taxes, on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.
Other-than-temporary impairments (“OTTI”)
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
During the second quarter 2009, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance for the recognition and presentation of OTTI. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
For equity securities, once management determines a decline in the value of an available-for-sale security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.
For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DAC asset. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances.

Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DSI asset. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the tradename and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 5 to the Financial Statements for further discussion.

Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2009	2008
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	3.00% - 6.80%	3.00% - 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2009	2008
Interest rates used for liabilities	2.55% - 5.75%	2.55% - 5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Subsequent Events
The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.
Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.
Recent Accounting Guidance
Current Adoption of Recent Accounting Guidance
On July 1, 2009, the FASB Accounting Standards CodificationTM (“Codification”) was launched as the single source of authoritative nongovernmental GAAP. Accounting guidance promulgated by the FASB is communicated through an Accounting Standards Update (“ASU”). An ASU provides the reason for the update and details the amendments to the Codification. Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure).
Accounting Standards Codification (“ASC”) 105, Generally Accepted Accounting Principles
The Company adopted guidance that establishes the Codification as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities as of the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not have a material impact on the Company’s results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
ASC 320, Investments —Debt and Equity Securities
The Company adopted guidance that makes OTTI guidance for debt securities more operational and improves the presentation and disclosure of OTTI on debt and equity securities in the financial statements as of the period ended June 30, 2009. The guidance requires an entity to evaluate whether an impairment is other-than-temporary if the value of a debt security is less than its amortized cost basis at the balance sheet date.

An OTTI is considered to have occurred if an entity: a) intends to sell the debt security, b) more likely than not will be required to sell the security before recovery of its amortized cost basis, or c) does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists), even if it does not intend to sell the security. In determining whether a credit loss exists, an entity should use its best estimate of the present value of cash flows expected to be collected from the debt security. The guidance provides a list of factors to be considered when estimating whether a credit loss exists and the period over which the debt security is expected to recover. If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. A cumulative effect adjustment is required to the opening balance of retained earnings (net of related tax and VOBA effects) in the period of adoption with a corresponding adjustment to accumulated OCI to reclassify the non credit component of previously recognized OTTI on debt securities held at that date, provided the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost. Only the credit portion of OTTI will be accreted into income. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $64. See Note 4 to the Financial Statements for additional disclosures. This guidance was formerly known as FASB Staff Position (“FSP”) No. FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments.
ASC 820, Fair Value Measurements and Disclosures
•	The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) as of the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)). The guidance applies to investments in entities where the fair value of the instrument is not readily determinable and the investment is in an entity that has all of the attributes of an investment company (as specified in ASC 946-10-15-2). If an investment is in scope, it permits, as a practical expedient, a reporting entity to use the investment’s net asset value (“NAV”) to estimate its fair value, provided that the NAV is calculated as of the reporting entity’s measurement date. The guidance prohibits the use of the NAV in estimating fair value when it is probable that an entity will sell the investment (or a portion thereof) at a price other than NAV. The guidance also requires enhanced disclosures by major category of investments about the nature and risks of investments within its scope. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance, as of the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as an asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The guidance also clarifies that an entity should not make a separate adjustment for restrictions on the transfer of a liability in estimating the liability’s fair value. The guidance also specifies that when measuring the fair value of a liability using the price of the liability when traded as an asset, the price should be adjusted for factors specific to the asset that are not applicable to the fair value measurement of the liability. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly as of the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. Upon adoption, this guidance superseded previous guidance formerly known as FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active.

•	The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods as of the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period.

The adoption affected disclosures but did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 107-1 and Accounting Principles Board Opinion No. 28-1, Interim Disclosures about Fair Value of Financial Instruments.

•	On January 1, 2008, the Company adopted guidance providing a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. The guidance permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities.

•	On January 1, 2008, the Company adopted guidance that defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 157, Fair Value Measurements.
ASC 855, Subsequent Events
The Company adopted guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued as of the period ended June 30, 2009. The guidance required the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 165, Subsequent Events.
In February 2010, the FASB issued revisions to the subsequent events guidance to eliminate the requirement for entities that file or furnish financial statements to the SEC to disclose the date through which subsequent events have been evaluated. However, the amended guidance retains the requirement that such an entity must evaluate subsequent events through the date on which the financial statements are issued. The amendments were effective upon issuance and the adoption did not impact the Company’s results of operations or financial position.
ASC 325-40, Investments—Other; Beneficial Interests in Securitized Financial Assets
The Company adopted guidance that amends impairment and related interest income measurement guidance to achieve more consistent determination of whether an OTTI has occurred for debt securities classified as available-for-sale or held-to-maturity as of the period ended December 31, 2008. The guidance permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previous guidance required the use of market participant assumptions which could not be overcome by management judgment. The guidance also retains and emphasizes the objective of an OTTI assessment and the related disclosure requirements included in guidance on debt and equity securities in ASC 320. The adoption had no material impact on the Company’s financial statements. This guidance was formerly known as FSP No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20.
ASC 815, Derivatives and Hedging
•	On January 1, 2009, the Company adopted guidance that amends and expands the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.

•	The Company adopted guidance requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments as of the period ended December 31, 2008. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 133-1 and FASB Interpretation No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.

ASC 805, Business Combinations
On January 1, 2009, the Company adopted guidance that establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position. This guidance was formerly known as SFAS No. 141 (revised 2007), Business Combinations.
ASC 350, Intangibles—Goodwill and Other
On January 1, 2009, the Company adopted guidance that amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The guidance requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets.
Future Adoption of Recent Accounting Guidance
ASC 820, Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which includes new disclosures and clarifications of existing disclosures about fair value measurements. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2009. The Company will adopt the guidance on January 1, 2010, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The ASU also requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
Note 2. 2008 Initial Purchase Price Allocation Adjustments
On December 28, 2007, the Company and its affiliate, MLLIC, were acquired by AUSA for $0.13 billion and $1.12 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.

The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$44,024	$6,829	$50,853
Goodwill	6,882	(3,286)	3,596
Other intangibles	8,330	(1,180)	7,150
Federal income taxes — current	836	(107)	729
Reinsurance receivable	925	26	951
Other assets	5,200	50	5,250

Policyholder account balances	140,782	4,129	144,911
Future policy benefits	22,764	(3,566)	19,198
Federal income taxes — deferred	—	1,769	1,769

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
During the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance and the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$3,134	$108,577	$2,216	$113,927
Equity securities (a)	—	57	—	57
Cash equivalents (b)	—	47,114	—	47,114
Separate Accounts assets (c)	644,149	—	—	644,149

Total assets	$647,283	$155,748	$2,216	$805,247

Liabilities
Future policy benefits
(embedded derivatives only) (d)	$—	$—	$(4,482)	$(4,482)

Total liabilities	$—	$—	$(4,482)	$(4,482)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$2,316	$108,410	$5,108	$115,834
Equity securities (a)	—	163	—	163
Cash equivalents (b)	—	33,253	—	33,253
Separate Accounts assets (c)	598,438	—	—	598,438

Total assets	$600,754	$141,826	$5,108	$747,688

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(3,179)	$(3,179)

Total liabilities	$—	$—	$(3,179)	$(3,179)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(d)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.
The Company’s Level 3 assets consist of securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2009 and 2008:

Fixed maturity securities	December 31, 2009	December 31, 2008
Balance at beginning of year (a)	$5,108	$1,244

Total change in unrealized gains (losses) (b)	(125)	(1,166)
Purchases	—	3,002
Sales	(432)	—
Transfers into Level 3	2,768	2,007
Transfers out of Level 3	(5,108)	—
Changes in valuation (c)	5	21

Balance at end of year (a)	$2,216	$5,108

(a)	Recorded as a component of fixed maturity available-for-sale securities in the Balance Sheets.

(b)	Recorded as a component of other comprehensive income (loss).

(c)	Recorded as a component of net investment income in the Statements of Income.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 securities from 2008 to 2009 is primarily due to securities being vendor priced (Level 2) at December 31, 2009 and an increase in market activity.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).
For equity volatility, the Company uses a term structure with market based implied volatility inputs for the first five years. Correlations of market returns across underlying indices are based on actual observed market returns and their inter-relationships over a number of years preceding the valuation date. The volume of observable option trading from which volatilities are implied diminishes markedly after five years; and therefore, the Company uses a volatility curve which grades from actual implied volatilities for five years to a long-term forward rate assumptions of 25% in 2009 and 2008. The December 31, 2009 volatility assumption for the S&P 500 index in year 20 is approximately 25.3% expressed at spot rate. Assumptions on policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data. The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$4,270	$(7,449)	$595	$(395)

Purchase price adjustment	—	—	(267)	(1,078)
Changes in valuation (a)	(3,007)	1,704	3,942	(5,976)

Balance at end of period (b)	$1,263	$(5,745)	$4,270	$(7,449)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.
During 2009 and 2008, change in valuation is principally being driven by the volatile equity market environment.
Note 4. Investments
Fixed Maturity and Equity Securities
The Company adopted revised guidance for the recognition and presentation of OTTI as of the period ended June 30, 2009. The prior requirement for management to assert that it has the intent and ability to hold an impaired debt security until recovery was replaced with the requirement that management assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.
As permitted by the guidance, the Company recorded an increase of $64 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held as of April 1, 2009.
The following summarizes the components for this cumulative effect adjustment:

		Net
	Unrealized	Unrealized	Total
	OTTI	Loss on	Cumulative
	on Available-	Available-	Effect
	For-Sale	For-Sale	Adjustment
	Securities	Securities	in OCI
Increase in amortized cost of available-for-sale securities	$70	$131	$201
Change in VOBA	—	(102)	(102)
Income tax	(24)	(11)	(35)

Net cumulative effect adjustment	$46	$18	$64

The cumulative effect adjustment was calculated for all available-for-sale securities held as of April 1, 2009, for which an OTTI was previously recognized, but as of April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of April 1, 2009, to the amortized cost basis of the available-for-sale securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective available-for-sale security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on available-for-sale securities, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.
The following table summarizes the increase to the amortized cost of the available-for-sale securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$200
Government and government agencies — United States	1
Total fixed maturity securities	$201
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31, 2009 and 2008 were:

	December 31, 2009
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities
Corporate securities	$62,214	$3,609	$(339)	$—	$65,484
Asset-backed securities	7,179	240	(205)	—	7,214
Commercial mortgage-backed securities	25,788	363	(623)	—	25,528
Residential mortgage-backed securities	9,024	331	(240)	—	9,115
Government and government agencies
United States	3,194	1	(61)	—	3,134
Foreign	3,540	92	(180)	—	3,452

Total fixed maturity securities	$110,939	$4,636	$(1,648)	$—	$113,927

Equity securities — preferred stocks
Banking securities	$80	$—	$(23)	$—	$57

Total equity securities	$80	$—	$(23)	$—	$57

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities
Corporate securities	$78,355	$642	$(6,632)	$—	$72,365
Asset-backed securities	7,571	19	(793)	—	6,797
Commercial mortgage-backed securities	24,802	—	(4,979)	—	19,823
Residential mortgage-backed securities	11,008	157	(589)	—	10,576
Government and government agencies
United States	2,200	116	—	—	2,316
Foreign	4,050	167	(260)	—	3,957

Total fixed maturity securities	$127,986	$1,101	$(13,253)	$—	$115,834

Equity securities — preferred stocks
Banking securities	$80	$—	$(45)	$—	$35
Other financial services securities	177	—	(49)	—	128

Total equity securities	$257	$—	$(94)	$—	$163

Excluding investments in U.S. Government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31, 2009 and December 31, 2008 were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$105,980	$109,074	$120,799	$110,412
Below investment grade	4,959	4,853	7,187	5,422

Total fixed maturity securities	$110,939	$113,927	$127,986	$115,834

At December 31, 2009 and 2008, the estimated fair value of fixed maturity securities rated BBB- were $3,718 and $2,649, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).
The amortized cost and estimated fair value of fixed maturity securities at December 31, 2009 and 2008 by expected maturity were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity securities
Due in one year or less	$4,486	$4,511	$10,392	$10,373
Due after one year through five years	18,774	19,517	25,519	24,166
Due after five years through ten years	37,584	40,129	39,921	37,053
Due after ten years	8,103	7,912	8,773	7,046

	68,947	72,069	84,605	78,638
Mortgage-backed securities and other asset-backed securities	41,992	41,858	43,381	37,196

Total fixed maturity securities	$110,939	$113,927	$127,986	$115,834

In the preceding table fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The Company had investment securities with an estimated fair value of $909 and $998 that were deposited with insurance regulatory authorities at December 31, 2009 and 2008, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.
The estimated fair value and gross unrealized losses and unrealized OTTI of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2009 and 2008 were as follows:

	December 31, 2009
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI (1)
Less than or equal to six months
Fixed maturities
Corporate securities	$998	$998	$—
Residential mortgage-backed securities	35	35	—
Government and government agencies
United States	1,883	1,883	—
Foreign	2,193	2,281	(88)

Total fixed maturity and equity securities	5,109	5,197	(88)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	281	315	(34)
Asset-backed securities	653	690	(37)
Government and government agencies — United States	1,000	1,061	(61)

Total fixed maturity and equity securities	1,934	2,066	(132)

Greater than one year
Fixed maturities
Corporate securities	4,273	4,578	(305)
Asset-backed securities	1,563	1,731	(168)
Commercial mortgage-backed securities	5,955	6,579	(624)
Residential mortgage-backed securities	908	1,148	(240)
Government and government agencies — foreign	368	459	(91)
Equity securities — banking securities	57	80	(23)

Total fixed maturity and equity securities	13,124	14,575	(1,451)

Total fixed maturity and equity securities	$20,167	$21,838	$(1,671)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI
Less than or equal to six months
Fixed maturities
Corporate securities	$31,552	$35,444	$(3,892)
Asset-backed securities	6,090	6,883	(793)
Commercial mortgage-backed securities	18,913	22,923	(4,010)
Residential mortgage-backed securities	1,506	1,630	(124)
Government and government agencies — foreign	998	1,258	(260)
Equity securities — banking securities	35	80	(45)

Total fixed maturity and equity securities	59,094	68,218	(9,124)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	14,976	17,716	(2,740)
Commercial mortgage-backed securities	910	1,879	(969)
Residential mortgage-backed securities	888	1,353	(465)
Equity securities — other financial services securities	128	177	(49)

Total fixed maturity and equity securities	16,902	21,125	(4,223)

Total fixed maturity and equity securities	$75,996	$89,343	$(13,347)

The total number of securities in an unrealized loss position was 29 and 126 at December 31, 2009 and 2008, respectively.
The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% at December 31, 2009 and greater than 20% and 40% at December 31, 2008 were as follows:

	December 31, 2009
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Greater than one year	$2,407	$(714)	$—	4

Total	$2,407	$(714)	$—	4

	December 31, 2008
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Less than or equal to six months	$10,963	$(3,982)	$—	16
Greater than six months but less than or equal to one year	4,261	(3,570)	—	15

Total	$15,224	$(7,552)	$—	31

Decline > 40%
Less than or equal to six months	$1,431	$(1,341)	$—	6
Greater than six months but less than or equal to one year	2,673	(2,763)	—	9

Total	$4,104	$(4,104)	$—	15

Unrealized gains (losses) incurred during 2009 and 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

The components of net unrealized gain (loss) and OTTI included in accumulated other comprehensive income (loss), net of taxes were as follows:

	December 31
	2009	2008
Assets
Fixed maturity securities	$2,987	$(12,152)
Equity securities	(23)	(94)
Deferred policy acquisitions costs	—	(38)
Value of business acquired	(62)	(454)

	2,902	(12,738)

Liabilities
Policyholder account balances	251	(83)
Federal income taxes — deferred	(1,103)	4,488

	(852)	4,405

Stockholder’s equity
Accumulated other comprehensive income (loss), net of taxes	$2,050	$(8,333)

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes.
Policy Loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2009 and 2008 was $63,045 and $67,387, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. As of December 31, 2009, the Company had 20 outstanding short futures contracts with a notional value of $5,554. As of December 31, 2008, the Company had 10 outstanding short futures contracts with a notional value of $2,250.
Net Investment Income
Net investment income by source for the years ended December 31 was as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$6,731	$6,326	$5,727
Policy loans on insurance contracts	3,180	3,279	3,385
Cash and cash equivalents	178	1,638	2,300
Equity securities	12	38	71
Other	—	—	12

Gross investment income	10,101	11,281	11,495
Less investment expenses	(201)	(215)	(249)

Net investment income	$9,900	$11,066	$11,246

Realized Investment Gains (Losses)
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Proceeds	$28,544	$32,068	$12,210
Gross realized investment gains	564	461	1,268
Gross realized investment losses	(735)	(481)	(127)

Proceeds on available-for-sale securities sold at a realized loss	7,878	18,277	7,619
Net realized investment gains (losses) for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$(904)	$(628)	$1,141
Equity securities	(177)	(15)	—
Derivatives	(1,849)	1,273	—
Associated amortization expense of VOBA	(33)	152	—

Net realized investment gains (losses)	$(2,963)	$782	$1,141

OTTI
If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and its net present value, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Balance, December 31, 2008	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	69
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(69)
Accretion of credit loss impairments previously recognized	(2)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(1)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	3

Balance, December 31, 2009	$—

For 2009, the Company recorded gross impairments of $909 and no associated amortization of VOBA. The Company adopted revised guidance on the recognition and presentation of OTTI as of June 30, 2009. The gross cumulative effect of this adoption was a $201 adjustment to retained earnings and amortized cost for the non credit related portion of previously recorded impairments on securities still in inventory at April 1, 2009. Of this, $70 related to non credit impairments recorded in income during the first quarter of 2009. For 2008, the Company recorded gross impairments of $626, and associated amortization of VOBA of $106. For 2007, the Company did not record any OTTI.

Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.
The carrying amount of VOBA for the years ended December 31 was as follows:

	2009	2008
Balance at beginning of year	$41,525	$44,024

Purchase price adjustment	—	6,829
Amortization expense	(3,116)	(2,239)
Unlocking	(519)	(2,460)
Impairment charge	(7,165)	(4,326)
Adjustment related to realized (gains) losses on investments and OTTI	(33)	152
Adjustment related to unrealized (gains) losses and OTTI on investments	290	(454)

Balance at end of year	$30,982	$41,525

During 2009, the Company, as a result of market improvements, experienced increased gross profits which increased amortization expense. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, in the first quarter 2009 and fourth quarter 2008, the Company recorded impairment charges as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2010 to 2014 is as follows:

2010	$2,989
2011	$2,825
2012	$2,628
2013	$2,506
2014	$2,387
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. However during the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($6,783) and the majority of the goodwill balance ($3,096) except for the amount related to the Company’s state licenses at December 31, 2008.
Note 6. DAC, DSI and UPCR
The Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2008	$—	$—

Capitalization	442	177
Accretion	11	1
Unlocking	(42)	(13)
Adjustment related to unrealized gains and OTTI on investments	(38)	—

Balance, December 31, 2008	373	165

Capitalization	65	5
Amortization	(139)	(53)
Unlocking	22	13
Adjustment related to unrealized losses and OTTI on investments	39	—

Balance, December 31, 2009	$360	$130

Equity market improvements in 2009 compared to 2008 caused higher amortization expense as a result of increasing gross profits. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2009
Net amount at risk (a)	$84,102	$337	$4,871

Average attained age of contract owners	71	62	73

Weighted average period remaining until expected annuitization	n/a	4.0 yrs	n/a

2008
Net amount at risk (a)	$167,799	$7,321	$11,327

Average attained age of contract owners	69	62	73

Weighted average period remaining until expected annuitization	n/a	6.1 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2008	$2,221	$—

Purchase price adjustment	(2,221)	—
Guaranteed benefits incurred	1,127	491
Guaranteed benefits paid	(2,307)	—
Unlocking	1,677	626

Balance, December 31, 2008	497	1,117

Guaranteed benefits incurred	2,301	1,262
Guaranteed benefits paid	(2,488)	—
Unlocking	(3)	167

Balance, December 31, 2009	$307	$2,546

During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009. The substantial increase in the GMDB and GMIB liabilities in 2008 was primarily due to significant market declines during the latter half of 2008.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2009
GMDB Only	$159,327	$63,585	$42,961	$18,679	$155	$284,707
GMDB and GMIB	82,236	22,879	25,241	4,378	1,030	135,764
GMDB and GMWB	10,395	1,979	4,567	25	167	17,133
GMWB only	10,972	2,066	4,269	223	270	17,800
GMIB only	4,117	941	1,276	46	84	6,464
No guaranteed benefit	1,957	721	1,515	222	39	4,454

Total	$269,004	$92,171	$79,829	$23,573	$1,745	$466,322

2008
GMDB Only	$147,508	$63,836	$40,367	$18,950	$104	$270,765
GMDB and GMIB	64,741	24,476	24,035	4,896	699	118,847
GMDB and GMWB	7,489	2,277	4,526	20	170	14,482
GMWB only	7,949	2,463	4,661	109	249	15,431
GMIB only	3,489	789	1,230	20	68	5,596
No guaranteed benefit	1,725	440	1,000	160	37	3,362

Total	$232,901	$94,281	$75,819	$24,155	$1,327	$428,483

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2009	2008
Balanced	$80,251	$53,440
Equity	48,770	74,664
Bond	23,936	12,799
Money Market	24,870	29,052

Total	$177,827	$169,955

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	Successor		Predecessor
	2009	2008	2007
Provisions for income taxes computed at Federal statutory rate (35%)	$(1,905)	$(1,671)	$5,411
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(700)	(595)	(407)
Tax credits	(151)	(72)	(156)
Tax goodwill amortization	—	(128)	—
Valuation allowance on deferred tax assets	3,705	—	—
Provision to return adjustment	(608)	—	—
Uncertain tax positions	343	—	—
Other	53	2	—

Federal income tax provision	$737	$(2,464)	$4,848

Effective tax rate	-14%	53%	31%
The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. Deferred tax assets and liabilities were as follows:

	December 31
	2009	2008
Deferred tax assets
DAC	$11,362	$10,155
Tax VOBA	668	719
Policyholder account balances	14,871	—
Tax credits	629	—
Investment adjustments	—	5,227
Net operating and capital loss carryforward	2,487	3,724
Intangible assets	3,464	3,123
Other	705	111

Total deferred tax assets	34,186	23,059
Valuation allowance	(3,705)	—

Net deferred tax assets	30,481	23,059

Deferred tax liabilities
Book VOBA	10,866	14,534
DAC	2,456	188
Investment adjustments	17,777	—
Policyholder account balance	—	3,154

Total deferred tax liabilities	31,099	17,876

Total net deferred tax asset (liability)	$(618)	$5,183

The valuation allowance for deferred tax assets as of December 31, 2009 was $3,705. There was no valuation allowance at December 31, 2008. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, is not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of further taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.
The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined that there were no tax benefits that should not be recognized as of December 31, 2008. Additions as of December 31, 2009 are based on tax positions related to the prior year of $343, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2008 U.S. Federal income tax return. There were no additions based on tax positions related to the current year. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

At December 31, 2009 and December 31, 2008, the Company had an operating loss carryforward for federal income tax purposes of $5,554 (net of the ASC 740 reduction of $981) and $10,639, respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2009, the Company also has a capital loss carryforward for federal income tax purposes of $570 with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2009, the Company had a foreign tax credit carryforward of $412 with a carryforward period of ten years that will expire at various dates up to 2019. Also at December 31, 2009, the Company had an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $217 with an indefinite carryforward period.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize penalty expense in its financial statements as of December 31, 2009 and December 31, 2008. The Company recognized interest expense of $11 as of December 31, 2009. The Company did not recognize interest expense at December 31, 2008.
The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2008, but no examination by the Internal Revenue Service has commenced.
Note 9. Stockholder’s Equity and Statutory Accounting Principles
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting principles as a component of prescribed or permitted practices by the State of New York.
The Company’s statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $22,257, ($13,112) and $19,969, respectively.
Statutory capital and surplus at December 31, 2009 and 2008 was $81,728 and $51,928, respectively. At December 31, 2009 and 2008, the Company doesn’t have any stockholder’s equity available for dividend distribution that would not require approval by the New York Insurance Department. During 2008, the Company paid $7,000 of dividends to AUSA.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2009 and 2008, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 10. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance, which is expected to be finalized in the first half of 2010.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2009 and 2008, reinsurance receivables were $1,782 and $680, respectively, of which the majority related to the recapture of life reinsurance and refined calculations in conjunction with system conversions ($1,608 and $501, respectively). At December 31, 2009 and 2008, these reinsurance receivables were primarily from Swiss Re, Lincoln National Life Insurance Company, Reinsurance Group of America (“RGA”), Employers Reassurance Corporation (“ERAC”) and Munich American Reassurance Company. As of December 31, 2009, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $260 that can be drawn upon for delinquent reinsurance receivables.

At December 31, 2009, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$429,011	$49,966	$1,175	$380,220	0.31%
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2009, 58% and 15% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2008, 59% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 11. Related Party Transactions
As of December 31, 2009, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2009 and 2008, the Company incurred $1,868 and $732, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivables with the parent at various times during the year. At December 31, 2009 and 2008, the Company was not party to any outstanding intercompany short-term note receivable. During 2008, the Company received $6 of interest, which was included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s real property assets and mortgage loans under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2009 and 2008, the Company did not incur any charges under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2009 and 2008, the Company incurred $196 and $197, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2009 and 2008, the Company incurred $35 and $154, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2009 and 2008, the Company incurred $2,620 and $998, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. Revenue attributable to this agreement is included in policy charge revenue. During 2009, the Company did not receive any revenue under this agreement. During 2008, the Company received $2 in revenue under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. Revenue attributable to this agreement is included in policy charge revenue. During 2009 and 2008, the Company received $1 and $1, respectively, in revenue under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2009 and 2008, the Company incurred $19 and $20, respectively, in reinsurance premium ceded expense under this agreement, respectively. There were no reinsurance recoveries on death claims incurred during 2009. During 2008, this expense was offset by $15 in reinsurance recoveries on death claims incurred.

The Company has a service agreement with Western Reserve Life Assurance Co. of Ohio (“WRL”) whereby WRL will perform specified administrative functions in connection with the operation of the Company except to the extent that the services are performed for the Company by another party. During 2009, the Company incurred $149 in expenses under this agreement. During 2008, the Company did not incur any expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to the purchasing of investments between various affiliated companies. The investments are purchased at fair value and are included in fixed maturity available-for-sale securities in the Balance Sheets. During 2009, the Company did not purchase any investments from affiliates. During 2008, the Company purchased $5,332 of fixed maturity available-for-sale securities from an affiliated company.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and Merrill Lynch Insurance Group, Inc. (“MLIG”) were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,369 for 2007. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $74 for 2007. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of Merrill Lynch, Pierce, Fenner & Smith, Incorporated, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,295 for 2007. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former Merrill Lynch Investment Managers, L.P. (“MLIM”), now BlackRock, Inc, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $198 during 2007.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2009 the Company’s estimated liability for future guaranty fund assessments was $1. There was no estimated liability for future guaranty fund assessments at December 31, 2008. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments — annuity, life insurance and other, while the successor information is shown under the new basis, two segments — annuity and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	Successor
	2009
		Life
	Annuity	Insurance	Total
Net revenues (a)	$9,306	$5,808	$15,114

Policy benefits (net of reinsurance)	1,888	1,390	3,278

Federal income tax expense	99	638	737

Net income (loss)	(7,650)	1,469	(6,181)

	Successor
	2008
		Life
	Annuity	Insurance	Total
Net revenues (a)	$15,527	$8,672	$24,199

Policy benefits (net of reinsurance)	972	1,653	2,625

Federal income tax expense (benefit)	(2,997)	533	(2,464)

Net income (loss)	(3,996)	1,783	(2,213)

	Predecessor
	2007
		Life
	Annuity	Insurance	Other	Total
Net revenues (a)	$16,130	$7,252	$2,144	$25,526

Policy benefits (net of reinsurance)	(124)	2,193	—	2,069

Federal income tax expense	3,199	898	751	4,848

Net income	7,278	1,940	1,393	10,611

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.
The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2009
Annuity	$622,440	$74,177
Life Insurance	287,310	71,556

Total	$909,750	$145,733

2008
Annuity	$550,783	$80,497
Life Insurance	319,057	76,533

Total	$869,840	$157,030

PART C OTHER INFORMATION
Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Advisors Life Insurance Company of New York authorizing establishment of the Separate Account. Note 1

	(2)		Not Applicable.

	(3)	(a)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company of New York. Note 4

		(b)	Form of Broker/Dealer and Life Insurance Company Products Sales Agreement. Note 2

	(4)	(a)	Form of Policy. Note 1

		(b)	Individual Retirement Annuity Form of Endorsement. Note 1

		(c)	Form of Endorsement for Withdrawals. Note 1

		(d)	Form of Guaranteed Minimum Income Benefit Rider. Note 1

	(5)	(a)	Form of Application. Note 1

	(6)	(a)	Articles of Incorporation of Transamerica Advisors Life Insurance Company of New York. Note 4

		(b)	ByLaws of Transamerica Advisors Life Insurance Company of New York. Note 4

	(7)		Reinsurance Agreements.

		(a)	GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. Note 3

		(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 3

		(b)	GMIB Reinsurance Agreement between MLLICNY and ACE Tempest Agreement and Amendments No. 1 and 2. Note 3

		(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 3

	(8)	(a)	Participation Agreement (AIM Equity Funds). Note 4

		(a)(1)	Amendment No. 1 to Participation Agreement (AIM Equity Funds). Note 4

		(b)	Participation Agreement (AllianceBernstein). Note 4

		(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

		(b)(2)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 4

		(c)	Participation Agreement (Allianz/PIMCO). Note 4

		(c)(1)	Novation to Participation Agreement (Allianz/PIMCO). Note 4

		(d)	Participation Agreement (American Century). Note 4

		(e)	Participation Agreement (American Funds). Note 4

		(f)	Participation Agreement (BlackRock). Note 4

		(f)(1)	Amendment No. 1 to Participation Agreement (BlackRock). Note 4

		(f)(2)	Amendment No. 2 to Participation Agreement (BlackRock). Note 4

		(f)(3)	Instruction of Accession and Amendment No. 2 to Participation Agreement (BlackRock). Note 4

		(f)(4)	Amendment No. 4 to Participation Agreement (BlackRock). Note 4

		(g)	Participation Agreement (Davis). Note 4

		(h)	Participation Agreement (Delaware). Note 4

		(i)	Participation Agreement (Fidelity). Note 4

		(i)(1)	Amendment to Participation Agreement (Fidelity). Note 4

		(j)	Participation Agreement (Van Kampen). Note 4

		(j)(1)	Amendment No. 1 to Participation Agreement (Van Kampen). Note 4

		(k)	Participation Agreement (Lord Abbett). Note 4

		(k)(1)	Amendment No. 2 to Participation Agreement (Lord Abbett). Note 4

		(l)	Participation Agreement (MFS). Note 4

		(m)	Participation Agreement (Oppenheimer). Note 4

		(n)	Participation Agreement (Putnam). Note 4

		(o)	Participation Agreement (Seligman). Note 4

		(p)	Participation Agreement (Templeton). Note 4

	(9)	(a)	Opinion and Consent of Counsel. Note 4

		(b)	Consent of Counsel. Note 4

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 4

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Powers of Attorney. Note 4.

Note 1.	Incorporated herein by reference to Initial Filing on form N-4 Registration Statement (File No. 333-98283) on August 16, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-119611) on April 28, 2009.

Note 4.	Filed herewith
Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company of New York)

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr.	Director
14 Windward Avenue White Plains, NY 10605

Frank A. Camp	Director, Group General Counsel and Secretary
4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001
John T. Mallett 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Treasurer, Vice President, Chief Financial Officer and Corporate Controller

Lonny J. Olejniczak	Director, Chairman of the Board and President
4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001

Robert F. Colby	Director
440 Mamaroneck Avenue Harrison, NY 10528

Steven E. Frushtick	Director
Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110

Peter P. Post	Director
3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504

Darin D. Smith	Vice President, Assistant Secretary and
4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Division General Counsel

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners
As of October 31, 2010, there were 470 Contract owners.
Item 28. Indemnification
The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:
Bylaws of Transamerica Advisors Life Insurance Company of New York, Article VII — Indemnification
     Section 7.1. Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:
a)	any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

b)	any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

c)	the related expenses of any such person in any other of said categories may be advanced by the Company.
Item 29. Principal Underwriters
(a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account GG, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.
(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director
David W. Hopewell	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Ressin	(4)	Assistant Vice President

	Principal
Name	Business Address	Position and Offices with Underwriter
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary
Elizabeth Belanger	(6)	Assistant Vice President
Jeff Carnal	(7)	Assistant Vice President
Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse St. Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville , KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrington, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015
(c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$224,074.00	0	0	0

(1)	Fiscal Year 2009
Item 30. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company of New York at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.
Item 31. Management Services.
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to the registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contract may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)	Transamerica Advisors Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company of New York.
(e)	Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1st day of December, 2010.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK Depositor
*
Lon J. Olejniczak
Director, Chairman of the Board and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director, Chairman of the Board and President
Lon J. Olejniczak		, 2010

*	Director, Group General Counsel and Secretary	, 2010
Frank A. Camp

*	Director
William Brown Jr.		, 2010

*	Director and Vice President
John T. Mallett		, 2010

*	Director
Peter P. Post		, 2010

*	Director
Steven E. Frushtick		, 2010

*	Treasurer, Vice President Chief	, 2010
Eric J. Martin	Financial Officer and Corporate Controller

/s/ Darin D. Smith	Vice President, Division General Counsel
Darin D. Smith	and Assistant Secretary	December 1, 2010

*By:	Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)	Amended and Restated Principal Underwriting Agreement
(6)(a)	Articles of Incorporation of Transamerica Advisors Life Insurance Company of New York
(6)(b)	ByLaws of Transamerica Advisors Life Insurance Company of New York
(8)(a)	Participation Agreement (AIM Equity Funds)
(8)(a)(1)	Amendment No. 1 to Participation Agreement (AIM Equity Funds)
(8)(b)	Participation Agreement (AllianceBernstein)
(8)(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein)
(8)(b)(2)	Amendment No. 2 to Participation Agreement (AllianceBernstein)
(8)(c)	Participation Agreement (Allianz/PIMCO)
(8)(c)(1)	Novation to Participation Agreement (Allianz/PIMCO)
(8)(d)	Participation Agreement (American Century)
(8)(e)	Participation Agreement (American Funds)
(8)(f)	Participation Agreement (BlackRock)
(8)(f)(1)	Amendment No. 1 to Participation Agreement (BlackRock)
(8)(f)(2)	Amendment No. 2 to Participation Agreement (BlackRock)
(8)(f)(3)	Instruction of Accession and Amendment No. 2 to Participation Agreement (BlackRock)
(8)(f)(4)	Amendment No. 4 to Participation Agreement (BlackRock)
(8)(g)	Participation Agreement (Davis)
(8)(h)	Participation Agreement (Delaware)
(8)(i)	Participation Agreement (Fidelity)
(8)(i)(1)	Amendment to Participation Agreement (Fidelity)
(8)(j)	Participation Agreement (Van Kampen)
(8)(j)(1)	Amendment No. 1 to Participation Agreement (Van Kampen)
(8)(k)	Participation Agreement (Lord Abbett)
(8)(k)(1)	Amendment No. 2 to Participation Agreement (Lord Abbett)
(8)(l)	Participation Agreement (MFS)
(8)(m)	Participation Agreement (Oppenheimer)
(8)(n)	Participation Agreement (Putnam)
(8)(o)	Participation Agreement (Seligman)
(8)(p)	Participation Agreement (Templeton)
(9)(a)	Opinion and Consent of Counsel
(9)(b)	Consent of Counsel
(10)(a)	Consent of Independent Registered Public Accounting Firm
(13)	Powers of Attorney

*	Page numbers included only in manually executed original.